Securities Act Registration No. 333 – 233495

Investment Company Act Registration No. 811-23464

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 x

Pre-Effective Amendment No. __

Post-Effective Amendment No. __

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 x

Amendment No.

Uncommon Investment Funds Trust

(Exact Name of Registrant as Specified in Charter)

75 Virginia Road

2nd Floor, Suite V1

North White Plains, NY 10603

(Address of Principal Executive Offices)

(Zip Code) Registrant’s Telephone Number, including Area Code: [ ]

John Pileggi, President

Uncommon Funds Investment Trust

75 Virginia Road

Second Floor, Suite V1

North White Plains, NY 10603

With copy to:

Thaddeus Leszczynski`	Alan Goldberg
Uncommon Investment Advisors LLC	Stradley Ronon Stevens & Young, LLP
Second Floor Suite V1	Suite 1601
75 Virginia Road	191 North Wacker Drive
North White Plains, NY 10603	Chicago, IL 60606

Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

o	Immediately upon filing pursuant to paragraph (b)
o	On (date) pursuant to paragraph (b)
o	60 days after filing pursuant to paragraph (a)(1)
o	On (date) pursuant to paragraph (a)(1)
o	75 days after filing pursuant to paragraph (a)(2)
o	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

o	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

The information in this Prospectus is not complete and may be changed. These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Uncommon Investment Funds Trust

Uncommon Investment Advisors LLC (“Uncommon Advisors” or “Advisor”)

Northern Lights Distributors, LLC (“Distributor”)

PROSPECTUS DATED , 2020

	Ticker/ Symbol	Principal Listing Exchange
Uncommon Generosity 50 Equity ETF	UGEN	NYSE Arca
Uncommon Portfolio Design Core Equity ETF	UGCE	NYSE Arca
Uncommon Promethos International Social Values ETF	UGCV	NYSE Arca
Uncommon Promethos Global Climate Resilience ETF	UGCR	NYSE Arca
Uncommon Promethos Global Social Justice ETF	UGSJ	NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds by contacting your financial intermediary (such as your brokerage firm).

You may elect to receive all future reports in paper free of charge by contacting your financial intermediary. Your election to receive reports in paper may apply to all funds held with your financial intermediary, as applicable.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Inside This Prospectus

Uncommon Investment Funds Trust

TABLE OF CONTENTS

Page

Fund Summary - Uncommon Generosity 50 Equity ETF

Fund Summary - Uncommon Portfolio Design Core Equity ETF

Fund Summary - Uncommon Promethos International Social Values ETF

Fund Summary - Uncommon Promethos Global Climate Resilience ETF

Fund Summary - Uncommon Promethos Global Social Justice ETF

Details About the Funds

Additional Information About the Funds’ Investment Objectives and Strategies

Investment Risks

Management of the Funds

Investment Advisor

Sub-Investment Advisors

Other Service Providers: Administrator, Distributor, Transfer Agent and Custodian, Counsel to the Trust and Independent Auditors

Portfolio Holdings Disclosure

How to Buy and Sell Fund Shares

Determination of Net Asset Value

Dividends, Distributions and Taxes

Premium/Discount Information

Shareholder Reports and Other Information

Financial Highlights

FUND SUMMARY – Uncommon Generosity 50 Equity ETF

Investment Objective.

The Uncommon Generosity 50 Equity ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Uncommon Generosity 50 Index (the “Generosity Index” or the “Index”).

Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (Fees paid directly from your investment)	None
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management fee	0.65%
Other expenses	0.00%
Total annual fund operating expenses	0.65%

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time period indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s Annual Operating Expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$66	$208

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s investment return. Because the Fund has not commenced investment operations as of the date of this prospectus, it does not have portfolio turnover information to report.

Principal Investment Strategies

The Fund seeks to track the investment results of the Generosity Index (before fees and expenses), which measures the performance of the equity securities of the 50 companies within the S&P 500® (the “Parent Index”) ranked as the “most generous” on the basis of a generosity ranking (the “Generosity Ranking” or “Ranking”). The Generosity Ranking uses a rules-based proprietary methodology that scores companies on a combination of metrics: (i) corporate philanthropy (e.g., contributions of cash and property to charitable organizations); (ii) community support (e.g., use of local products, resources, employee-led giving and volunteering, and paid time for participating in community activities) and environmental responsibility; and (iii) employee generosity benefits (such as fair/living wage compensation, education/vocational training/reimbursement, child care expenses, retirement plan contributions and work/life balance).

The constituents of the Generosity Index are determined by [a major index provider] (the “Index Provider”). The Index Provider ranks the companies in the Parent Index according to the Generosity Ranking methodology and selects the 50 highest ranked companies for the Generosity Index that represent a broad range of industries. The companies with a higher Generosity Ranking are rewarded with a higher allocation in the Index. The Generosity Ranking methodology employed by the Index Provider utilizes certain data and scores owned and calculated by JUST Capital Foundation, Inc. (“JUST”). JUST ranks “America’s Most Just Companies” annually through polling data on what matters most to the American public when it comes to business behavior. JUST evaluates publicly traded companies using its internally developed metrics based on data collected from various sources.

The Generosity Index excludes companies in the following businesses: (i) tobacco (if it generates more than 5% gross revenue from tobacco production); (ii) alcohol (if it generates more than 5% of gross revenue from alcohol production);

(iii) gambling (if it generates more than 5% of gross revenue from gambling operations); (iv) predatory lending practices if it generates more than 5% of gross revenue from predatory lending; (v) pornography (if participates in the production or distribution of pornographic materials); and (vi) abortifacients (participates in the manufacture of abortifacients).

The Fund uses a “passive” or indexing approach to try to achieve its investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the Generosity Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies. In addition to tracking the performance of the Generosity Index, the investment manager seeks to minimize portfolio turnover and tax inefficiencies.

The Fund uses a replication methodology to track the Index, that is, it invests in substantially all of the securities that comprise the Index in the same proportion as the Index. However, the Fund may utilize a representative sampling strategy to track the Index when a replication strategy might be detrimental to shareholders of the Fund (“Shareholder” or Shareholders”), such as when there are practical difficulties or substantial costs involved in assembling a replication portfolio, when a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Index.

The Fund generally invests at least [80]% of its assets in equity securities of the Generosity Index. The Fund may invest the remainder of its assets in cash and cash equivalents, including shares of money market funds, as well as in securities not included in the Generosity Index, which Investment Research Partners, LLC (the “Sub-Advisor”) believes will help the Fund track the Generosity Index.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).

The Generosity Index was created by Uncommon Investment Advisors LLC (the “Advisor”) and is governed by a published, objective set of rules for security selection, exclusion, rebalancing and adjustments for corporate actions. The Index is reconstituted on a quarterly basis by the Index Provider The Index Provider is responsible for the ongoing maintenance, calculation and administration of the Index, and determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Generosity Index. The Index Provider is independent of the Fund, Advisor and Sub-Advisor.

Uncommon Giving Corporation, owner of the Index and parent of the Advisor, has entered into a license agreement with JUST to use its data and scores in developing the Generosity Ranking. JUST is a charitable organization whose purpose is to provide all of society’s stakeholders – employees, concerned citizens, business leaders and others – with the information they need to assess how just companies are in order to build a more just marketplace that better reflects the true priorities of the American people.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Generosity Index is concentrated. As of October 31, 2020, a significant portion of the Generosity Index was represented by securities of companies in the [technology sector]; and the market capitalization of the constituents ranged from $XX billion to $X,XXX billion. The Fund’s portfolio holdings and the composition of the Generosity Index will change over time.

Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.

Principal Investment Risks

Below are the principal risks of investing in the Fund, any of which may negatively affect the Fund’s net asset value (“NAV”). All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments.

Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to issuer-specific activities as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions along with other factors.

ETF Risks. The Fund is an exchange traded fund (“ETF”), and, as a result of this structure, it is exposed to the following risks:

Authorized Participants, Market Makers, and Liquidity Providers. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund and the Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace for Shares. If either: (i) a significant number of APs exit the business or otherwise become unwilling or unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions, Fund shares may trade at a material discount to NAV and possibly face delisting.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions charged by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares are bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the intra-day NAV (premium) or less than the intra-day NAV (discount) due to supply and demand for Shares. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Tracking Error Risk. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the Index. Tracking error may result because the Fund incurs fees and expenses, while the Index does not. Tracking error may also occur because of differences between the securities held by the Fund and those in the Index, portfolio transaction costs, holding uninvested cash, accounting and timing differences of the accrual of dividends and income, the requirements to maintain pass-through tax treatment, acceptance of custom or cash baskets, timing of changes to the Index to name a few. This risk maybe heightened during times of increased market volatility or other unusual market conditions.

Trading. Although Shares are listed for trading on the NYSE Arca (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

An exchange or market may close early, close late or issue trading halts on specific securities and trading in certain securities may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the Share price, and/or result in the Fund being unable to trade certain securities. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses. If trading in Shares halts, investors may be temporarily unable to trade Shares. Shares, like shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases.

Index Investing Risks. The Fund is not actively managed and attempts to track the Generosity Index and as a result is exposed to the following risks:

Calculation Methodology Risk. The Generosity Index relies on various sources of information to assess the criteria of Index constituents, including information that may be based on assumptions and estimates. Neither the Fund, Index Provider, Advisor nor Sub-Advisor can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of constituent issuers, nor can they guarantee the availability or timeliness of the production of the Index.

Correlation Risk. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

Passive Investment Risk. The Fund is not actively managed, and the Advisor or Sub-Advisor does not attempt to take defensive positions under any market conditions, including volatile or declining markets.

Industry Concentration Risk. The Index may, from time to time, be concentrated to a significant degree in securities of issuers located in a single industry or group of industries. The Fund also will concentrate its investments to approximately the same extent as the Index. By concentrating its investments in an industry or group of industries, the Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries.

Performance Risk. The Fund attempts to track the Generosity Index which is maintained by a third-party provider unaffiliated with the Fund, Advisor or Sub-Advisor. There can be no guarantee or assurance that the methodology used to maintain the Index will result in the Fund achieving positive returns or that the methodology underlying the Index or the daily calculation of the Index will be error free. Further, the value of the Index may be subject to intentional manipulation by third-party market participants. The Index may underperform other asset classes and may underperform other similar indices. Each of these factors could have a negative impact on the performance of the Fund.

Sampling Risk. To the extent the Fund uses a representative sampling approach, it will hold a smaller number of securities than are in the Generosity Index. As a result, an adverse development respecting a security held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Generosity Index. Conversely, a positive development relating to a security in the Generosity Index that is not held by the Fund could cause the Fund to underperform the Generosity Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Stock Market Volatility Risk. Stock markets are volatile, move in cycles and can decline significantly in response to adverse issuer, political, regulatory, market, economic developments, recessions, natural and environmental disasters, the spread of infectious illness or other public health issues, or other factors. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

U.S. Investing Risk. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the Fund’s investments.

Generosity Investing Risk. The Fund and the Generosity Index consider generosity metrics in the selection of investments and may choose not to purchase, or may sell, otherwise profitable investments in companies which are not included in the Index. This means that the Fund may underperform other similar funds that do not consider generosity principles in their investing.

Global Events Risk. Local, regional or global events such as war, acts of terrorism, natural or environmental disasters (such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena), the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.

The recent outbreak of an infectious respiratory illness, COVID-19, has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults, bankruptcies, and other significant economic impacts. Certain markets experienced temporary closures, reduced liquidity and increased trading costs.

These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause greater tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

Management and Strategy Risk. The Fund was recently organized with no operating history. In addition, the Advisor and Sub-Advisor have not previously managed an ETF, which may increase the risks of investing in the Fund. As a result, prospective investors have no track record or history on which to base their investment decision.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, including shareholder, or proprietary information, or cause the Fund, Advisor, Sub-Advisor and/or service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a Fund shareholder’s (“Shareholder”) ability to trade Shares may be affected. Companies in which the Fund invests could be the victims of a cyber-attack which could cause serious business disruption and/or reputational damage, causing the value of its securities to decline resulting in a decline in the Fund’s NAV.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not, and cannot, address every possible risk and may be inadequate to address significant operational risks.

Government Debt Risk. The total public debt of the United States and other countries around the globe as a percent of gross domestic product has grown rapidly since the beginning of the 2008 financial downturn. Further, U.S. Congressional stimulus actions taken in response to the COVID-19 pandemic have accelerated the growth in the U.S. public debt. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented.

A high national debt level may increase market pressures to meet government funding needs, which may drive debt costs higher and cause a country to sell additional debt, thereby increasing refinancing risk. A high national debt also raises concerns that a government will not be able to make principal or interest payments when they are due. In the worst case, unsustainable debt levels can cause declines in the valuation of currencies and can prevent a government from implementing effective counter-cyclical fiscal policy in economic downturns. These factors may have a severe impact on the value of the Fund’s Shares.

Algorithm Risk. The Advisor and Sub-Advisor rely on algorithms that were either developed internally or by third parties. Algorithm design is vulnerable to risks, such as biased logic, flawed assumptions or analysis, inappropriate modeling techniques, coding errors, and identifying spurious patterns. The algorithms may not consider prevailing market conditions. While the Advisor, Sub-Advisor and third-parties have standards governing the development, testing and monitoring of algorithms that are used, there is a risk that the algorithms and associated software may not perform as intended for various reasons, including unintended consequences due to modifications to the algorithms or underlying software code.

Large Shareholder Redemption Risk. Certain large Shareholders, including APs, seed investors or lead market makers, may from time to time own (beneficially or of record) or control a significant percentage of the Shares. Redemptions by these account holders of their Shares may impact the Fund’s liquidity and NAV. Such redemptions may also force the Fund to sell securities at a time when it would not otherwise do so, which may increase the Fund’s brokerage costs and impact Shareholder taxes.

Market Capitalization Risks. Large capitalization companies tend to be more mature and less volatile than smaller capitalization companies but may have fewer opportunities for growth and be unable to attain the high growth rates of successful, smaller companies. Mid-capitalization companies generally tend to be more volatile, less liquid and more likely to be adversely affected by poor economic or market conditions than securities of larger companies. Mid-capitalization companies may have limited product lines, markets or financial resources, and be dependent upon a limited management group.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Valuation Risk. The price the Fund could receive upon the sale of a security may differ from the value used by the Generosity Index, particularly for securities that trade in low volumes or during volatile markets or that are valued using a fair value methodology as a result of trade suspensions or halts, the Fund’s inability to obtain a price or for other reasons. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when Shareholders will not be able to purchase or sell Shares, e.g., regular and unscheduled market closes.

Performance

Because the Fund commenced operations on ____________, 2020 and does not have returns for a calendar year, no investment return information is presented for the Fund at this time. In the future, investment return information will be presented in this section of the prospectus. The information will give some indication of the risks of investing in the Fund by comparing the Fund’s investment returns with a broad measure of market performance. Also, shareholder reports containing financial and investment return information will be provided to Shareholders annually and semi-annually. Updated performance information is available at no cost at www.uncommonETFs.com.

Portfolio Management

Investment Advisors

The Advisor for the Fund is Uncommon Investment Advisors LLC.

The Sub-Advisor for the Fund is Investment Research Partners, LLC (“Investment Research”).

Portfolio Management

Manager Name	Primary Title	Firm	Managed the Fund Since
Martin Wildy, CFA	Portfolio Manager	Investment Research	[ ] 2020
Brett Greenfield	Portfolio Manager	Investment Research	[ ] 2020

Buying and Selling Fund Shares

Shares are listed on the Exchange and trade throughout the day on the Exchange and in other secondary markets. You can buy and sell Shares through a brokerage firm or other financial intermediary. The price you pay or receive for your Shares will be the prevailing market price, which may be more or less than the NAV of the Shares. The brokerage firm may charge you a commission to execute the transaction. Unless imposed by your brokerage firm or financial intermediary, there is no minimum dollar amount you must invest and no minimum number of Shares you must buy. Shares cannot be directly purchased from or redeemed with the Fund, except by certain authorized broker-dealers and Authorized Participants. Authorized Participants may purchase and redeem ETF Shares only in large blocks (Creation Units), typically in exchange for baskets of securities. When buying or selling Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at www.uncommonETFs.com.

Dividends, Capital Gains and Taxes

The Fund’s distributions are generally taxable as ordinary income or capital gains, except when your investment is in an individual retirement account, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you receive distributions from such accounts.

Financial Intermediary Compensation.

If you purchase the Fund through a broker-dealer or other financial intermediary (such as an investment adviser, bank or trust company), the Advisor and its related companies may pay the broker-dealer or intermediary for the sale of Fund shares and related services such as for marketing activities and presentations, and educational training programs. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY – Uncommon Portfolio Design Core Equity ETF

Investment Objective.

The objective of the Uncommon Portfolio Design Core Equity ETF (the “Fund”) is to provide capital appreciation.

Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (Fees paid directly from your investment)	None
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management fee	0.65%
Other expenses	0.00%
Total annual fund operating expenses	0.65%

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time period indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s Annual Operating Expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$66	$208

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s investment return. Because the Fund has not commenced investment operations as of the date of this prospectus, it does not have portfolio turnover information to report.

Principal Investment Strategies

The Fund is an actively managed exchange traded fund (“ETF”) that seeks to achieve its investment objective of providing capital appreciation by investing primarily in equity securities.

The investments of the Fund are comprised of two different strategies are managed as separate accounts by Portfolio Design Advisors, Inc. (the “Sub-Advisor”): a predominantly value strategy and a predominantly growth strategy. The Fund’s investments will generally be equally weighted between the two strategies.

The value strategy seeks long-term capital appreciation by investing in companies whose stock prices the Sub-Advisor believes are trading at prices that do not reflect their fundamental value based on the Sub-Advisor’s research. The Sub-Advisor uses a quantitative process to identify for purchase the securities of quality companies with a strong record of paying dividends and/or the ability to increase their dividend levels and are lower priced than the broader market and/or similar companies in their respective industry. Each company is assigned a target price and will generally be sold once the target price is achieved or should the fundamental analysis fail.

The growth strategy seeks long-term capital appreciation through equity investments that the Sub-Advisor believes will provide higher returns than the S&P 500 Index®. This approach invests mainly in stocks considered by the Sub-Advisor to have above-average growth potential and reasonable stock prices in comparison with expected earnings. Additionally, the Sub-Advisor generally looks for companies that it believes are leaders in their respective industries with sustainable competitive advantages. Each company is assigned a target price and will generally be sold once the target price is achieved or should the fundamental analysis fail.

The Sub-Advisor believes the combination of the growth and value strategies creates a core equity holding which reduces volatility as compared to employing either a growth or value strategy.

The equity securities in which the Fund may invest include common stocks of U.S. companies and foreign companies listed or traded on U.S. markets (including over-the-counter (“OTC”) networks). The Fund may also invest in American Depositary Receipts (“ADRs”), Master Limited Partnership (“MLPs”) and ETFs traded on U.S. markets. The Fund will invest in large and medium capitalization companies, which may be growth or value companies.

Under normal market conditions, the Fund intends to invest at least 80% of its net assets (plus any borrowings made for investment purposes) in equity securities. For temporary defensive purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term securities and short-term U.S. Government securities.

The Fund seeks to outperform the S&P 500 Index®.

Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.

Principal Investment Risks

Below are the principal risks of investing in the Fund, any of which may negatively affect the Fund’s net asset value (“NAV”). All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments.

Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to issuer-specific activities as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions along with other factors.

ETF Risks. The Fund is an exchange traded fund (“ETF”), and, as a result of this structure, it is exposed to the following risks:

Authorized Participants, Market Makers, and Liquidity Providers. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund and the Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace for Shares. If either: (i) a significant number of APs exit the business or otherwise become unwilling or unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions, Shares may trade at a material discount to NAV and possibly face delisting.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions charged by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares are bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the intra-day NAV (premium) or less than the intra-day NAV (discount) due to supply and demand for Shares. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed for trading on the NYSE Arca (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

An exchange or market may close early, close late or issue trading halts on specific securities and trading in certain securities may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the Share price, and/or result in the Fund being unable to trade certain securities. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses. If trading in Shares halts, investors may be temporarily unable to trade Shares. Shares, like shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases.

Stock Market Volatility Risk. Stock markets are volatile, move in cycles and can decline significantly in response to adverse issuer, political, regulatory, market, economic developments, recessions, natural and environmental disasters, the spread of infectious illness or other public health issues, or other factors. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

U.S. Investing Risk. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the Fund’s investments.

Global Events Risk. Local, regional or global events such as war, acts of terrorism, natural or environmental disasters (such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena), the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.

The recent outbreak of an infectious respiratory illness, COVID-19, has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults, bankruptcies, and other significant economic impacts. Certain markets experienced temporary closures, reduced liquidity and increased trading costs.

These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause greater tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

Management and Strategy Risk. The Fund was recently organized with no operating history. In addition, the Advisor and Sub-Advisor have not previously managed an ETF, which may increase the risks of investing in the Fund. As a result, prospective investors have no track record or history on which to base their investment decision.

American Depositary Receipts (ADRs) Foreign Securities and Foreign Currency Risks. ADRs are certificates evidencing ownership of shares of a foreign issuer issued by depository banks and generally trade in U.S. Dollars on an established market in the United States. ADRs may be either sponsored or unsponsored. Sponsored ADRs are organized with the cooperation of the foreign issuer; while unsponsored ADRs are organized without the cooperation of the foreign issuer and involve additional risks because U.S. reporting requirements do not apply.

ADRs continue to be subject to many of the risks associated with investing directly in foreign securities in that they may be more volatile than the securities of U.S. issuers because of economic and social conditions and instability abroad, political developments, changes in interest and exchange rates, different legal systems and accounting standards and changes in the regulatory environments.

Foreign Securities. The price volatility of foreign securities may be greater than that of securities of U.S. securities because of factors including political, social or economic instability, changes in interest and currency exchange rates, changes in tax and regulatory policy, differences in legal systems and accounting standards, and more or less regulation of issuers and financial intermediaries. These factors may cause a decline in the value of the Fund’s holdings to change quickly and unpredictably.

Foreign Currency Risk. While the ADRs in which the Fund may invest are traded in U.S. Dollars, the securities underlying the ADR are denominated in foreign currencies. The Fund’s NAV may decline if the currency in which the security underlying the ADR is denominated depreciates against the U.S. dollar or if there are delays or limits on repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, including shareholder, or proprietary information, or cause the Fund, Advisor, Sub-Advisor and/or service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a Fund shareholder’s (“Shareholder”) ability to trade Shares may be affected. Companies in which the Fund invests could be the victims of a cyber-attack which could cause serious business disruption and/or reputational damage, causing the value of its securities to decline resulting in a decline in the Fund’s NAV.

Master Limited Partnership Risk (MLP). MLP interests or “units” are traded on securities exchanges like shares of corporate stock and are treated for U.S. federal tax purposes as partnerships. An investment in MLP units involves some risks which differ from an investment in the common stock of a corporation. Holders of MLP units generally have limited control and voting rights on matters affecting the partnership. The value of an MLP depends largely on the MLPs being treated as partnerships for tax purposes. If an MLP loses that treatment, it would be taxed as a corporation and there could be a material decrease in the value of its securities. Also, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to MLP investors than investors in a corporation and investors in MLPs may be liable under certain circumstances for amounts greater than the amount of their investment.

Currently, most MLPs operate in the energy, natural resources and real estate sectors. To the extent that an MLP’s interests are all in a particular industry, the value of an MLP will be negatively impacted by economic events adversely impacting that industry.

Operational Risk. The Fund is exposed to operational risks arising from a  number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not, and cannot, address every possible risk and may be inadequate to address significant operational risks.

Large Shareholder Redemption Risk. Certain large Shareholders, including APs, seed investors or lead market makers, may from time to time own (beneficially or of record) or control a significant percentage of the Fund’s Shares. Redemptions by these account holders of their Shares may impact the Fund’s liquidity and NAV. Such redemptions may also force the Fund to sell securities at a time when it would not otherwise do so, which may increase the Fund’s brokerage costs and impact Shareholder taxes.

Market Capitalization Risks. Large capitalization companies tend to be more mature and less volatile than smaller capitalization companies but may have fewer opportunities for growth and be unable to attain the high growth rates of successful, smaller companies. Mid-capitalization companies generally tend to be more volatile, less liquid and more likely to be adversely affected by poor economic or market conditions than securities of larger companies. Mid-capitalization companies may have limited product lines, markets or financial resources, and be dependent upon a limited management group.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Over-the-Counter Market Risk. Securities traded in OTC markets may trade in smaller volumes, and their prices may be more volatile, than securities principally traded on securities exchanges. Such securities may be less liquid than more widely traded securities. In addition, the prices of such securities may include an undisclosed dealer markup, which the Fund pays as part of the purchase price.

Valuation Risk. The price the Fund could receive upon the sale of a security may differ from the value used by the Fund in calculating its NAV, particularly for securities that trade in low volumes or during volatile markets or that are valued using a fair value methodology as a result of trade suspensions or halts, the Fund’s inability to obtain a price or for other reasons. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when Shareholders will not be able to purchase or sell Shares, e.g., regular and unscheduled market closes.

Performance

Because the Fund commenced operations on ____________, 2020 and does not have returns for a calendar year, no investment return information is presented for the Fund at this time. In the future, investment return information will be presented in this section of the prospectus. The information will give some indication of the risks of investing in the Fund by comparing the Fund’s investment returns with a broad measure of market performance. Also, shareholder reports containing financial and investment return information will be provided to shareholders semi-annually. Updated performance information is available at no cost at www.uncommonETFs.com.

Portfolio Management

Investment Advisors

The Advisor for the Fund is Uncommon Investment Advisors LLC.

The Sub-Advisor for the Fund is Portfolio Design Advisors, Inc. (“Portfolio Design Advisors”).

Portfolio Management

Manager Name	Primary Title	Firm	Managed the Fund Since
Wes Strode, CFA	Senior Portfolio Manager	Portfolio Design Advisors	[ ] 2020
Paul Knipping, CFA	Portfolio Manager	Portfolio Design Advisors	[ ] 2020

Buying and Selling Fund Shares

Shares are listed on the Exchange and trade throughout the day on the Exchange and in other secondary markets. You can buy and sell Shares through a brokerage firm or other financial intermediary. The price you pay or receive for your Shares will be the prevailing market price, which may be more or less than the NAV of the Shares. The brokerage firm may charge you a commission to execute the transaction. Unless imposed by your brokerage firm or financial intermediary, there is no minimum dollar amount you must invest and no minimum number of Shares you must buy. Shares cannot be directly purchased from or redeemed with the Fund, except by certain authorized broker-dealers, and Authorized Participants. Authorized Participants may purchase and redeem ETF Shares only in large blocks (Creation Units), typically in exchange for baskets of securities. When buying or selling Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at www.uncommonETFs.com.

Dividends, Capital Gains and Taxes

The Fund’s distributions are generally taxable as ordinary income or capital gains, except when your investment is in an individual retirement account, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you receive distributions from such accounts.

Financial Intermediary Compensation.

If you purchase the Fund through a broker-dealer or other financial intermediary (such as an investment adviser, bank or trust company), the Advisor and its related companies may pay the broker-dealer or intermediary for the sale of Fund shares and related services such as for marketing activities and presentations, and educational training programs. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY – Uncommon Promethos International Social Values ETF

Investment Objective.

The objective of the Uncommon International Social Values ETF (the “Fund”) is to provide capital appreciation.

Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (Fees paid directly from your investment)	None
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management fee	0.75%
Other expenses	0.00%
Total annual fund operating expenses	0.75%

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time period indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s Annual Operating Expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$77	$240

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s investment return. Because the Fund has not commenced investment operations as of the date of this prospectus, it does not have portfolio turnover information to report.

Principal Investment Strategies

The Fund is an actively managed exchange traded fund (“ETF”) that seeks to achieve its investment objective of providing capital appreciation by investing in a diversified international portfolio of equity securities of companies outside of the United States whose business practices are consistent with, and promote, a set of moral principles that emphasizes the key themes of protection of human life, promotion of human dignity, reduction of arms production, pursuing economic justice, protection of the environment and encouraging corporate responsibility. These principles are generally referred to as “Social Values.”

The Fund will not invest in companies that (i) engage in production or promotion of abortifacients, tobacco, gambling, arms production or pornography (“Exclusionary Activities”); (ii) source from supply chains that are known to engage in human rights violations; (iii) are known to engage in racial and gender discrimination; or (iv) profit from prisons and detention centers. In applying the exclusions, the Sub-Advisor applies an exclusionary threshold 5% of gross revenue from Exclusionary Activities.

Under normal market conditions, the Fund intends to invest at least 80% of its net assets (plus any borrowings made for investment purposes) in the equity securities of companies outside of the United States that promote Social Values. The equity securities in which the Fund may invest include equity securities of foreign companies, Depositary Receipts such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), and real estate investment trusts (“REITs”). The Fund will invest in large and medium capitalization companies. The Fund may invest up to 30% of its total assets in securities of issuers located in emerging markets.

The Sub-Advisor’s investment process is driven by multidimensional, risk/return-focused portfolio construction and utilizes a combination of quantitative and fundamental analyses to select securities for a high active share portfolio. The process employs a disciplined, rules-based buy/sell decision-making process that seeks to adapt to changing markets and opportunity sets in a risk-controlled environment. The “quantitative” analysis statistically analyzes large amounts of data at the individual company and market level, and uses complex multi-factor algorithms that incorporate fundamentals, ESG (Environmental, Social and Corporate Governance) and market-based factors to rank and identify high alpha potential securities from among 5,000-7,000 publicly listed equities across all regions and sectors. The “fundamental” analysis involves assessing these high alpha-potential investments based on business model sustainability, resilience and persistence, and examines revenue, earnings, cash flow, regional and sector competitive dynamics and other financial and economic indicators, along with ESG practices and procedures.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).

The Fund seeks to outperform the MSCI ACWI ex USA Index®.

Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.

Principal Investment Risks

Below are the principal risks of investing in the Fund, any of which may negatively affect the Fund’s net asset value (“NAV”). All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments.

They are presented in alphabetical order to facilitate finding particular risks and comparing them with those of other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Foreign Securities, Depositary Receipts, Emerging Market and Foreign Currency Risks.

Foreign Securities. The price volatility of foreign securities may be greater than that of securities of U.S. securities because of factors including political, social or economic instability, changes in interest and currency exchange rates, changes in tax and regulatory policy, differences in legal systems and accounting standards, and more or less regulation of issuers and financial intermediaries. These factors may cause a decline in the value of the Fund’s holdings to change quickly and unpredictably.

Depositary Receipts. Depositary receipts (“DRs”), such as ADRs, EDRs and GDRs, are certificates evidencing ownership of shares of a foreign issuer issued by depositories such as banks, trust companies or similar financial institutions. DRs generally trade on an established U.S. or foreign market and may trade in U.S. Dollars or another currency. DRs pose the same risks as the underlying shares and additional risks. DRs may be sponsored or unsponsored. Sponsored DRs are organized with the cooperation of the issuer; while unsponsored DRs are organized without the cooperation of the issuer and involve additional risks because certain reporting requirements do not apply, and available information concerning the issuer may not be as current as for sponsored DRs and voting rights of the deposited securities are not passed through to the holders.

Emerging Markets. The Fund’s investments in emerging market issuers present risks in addition to those of foreign securities. Emerging markets may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed markets. Emerging markets often have less uniformity in accounting and reporting requirements, less reliable securities valuations and greater risk associated with custody of securities than developed foreign markets. The currencies of emerging market countries tend to be more volatile.

Foreign Currency Risk. Because certain of the Fund’s investments are denominated in foreign currencies and its NAV is determined in U.S. dollars, the Fund’s NAV may decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar or if there are delays or limits on repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning.

Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to issuer-specific activities as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions along with other factors.

ETF Risks. The Fund is an exchange traded fund (“ETF”), and, as a result of this structure, it is exposed to the following risks:

Authorized Participants, Market Makers, and Liquidity Providers. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund and the Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace for Shares. If either: (i) a significant number of APs exit the business or otherwise become unwilling or unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions, Shares may trade at a material discount to NAV and possibly face delisting.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions charged by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares are bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the intra-day NAV (premium) or less than the intra-day NAV (discount) due to supply and demand for Shares. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed for trading on the NYSE Arca (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

An exchange or market may close early, close late or issue trading halts on specific securities and trading in certain securities may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the Share price, and/or result in the Fund being unable to trade certain securities. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses. If trading in the Shares halts, investors may be temporarily unable to trade Shares. Shares, like shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases.

Stock Market Volatility Risk. Stock markets are volatile, move in cycles and can decline significantly in response to adverse issuer, political, regulatory, market, economic developments, recessions, natural and environmental disasters, the spread of infectious illness or other public health issues, or other factors. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

Algorithm Risk. The Advisor and Sub-Advisor rely on algorithms that were either developed internally or by third parties. Algorithm design is vulnerable to risks, such as biased logic, flawed assumptions or analysis, inappropriate modeling techniques, coding errors, and identifying spurious patterns. The algorithms may not consider prevailing market conditions. While the Advisor, Sub-Advisor and third parties have standards governing the development, testing and monitoring of algorithms that are used, there is a risk that the algorithms and associated software may not perform as intended for various reasons, including unintended consequences due to modifications to the algorithms or underlying software code.

Global Events Risk. Local, regional or global events such as war, acts of terrorism, natural or environmental disasters (such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena), the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.

The recent outbreak of an infectious respiratory illness, COVID-19, has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults, bankruptcies, and other significant economic impacts. Certain markets experienced temporary closures, reduced liquidity and increased trading costs.

These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause greater tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

Social Values Investing Risk. The Fund considers social values criteria in the selection of investments and may choose not to purchase, or may sell, otherwise profitable investments in companies which do not meet these criteria. This means that the Fund may underperform other similar funds that do not apply such criteria.

Management and Strategy Risk. The Fund was recently organized with no operating history. In addition, the Advisor and Sub-Advisor have not previously managed an ETF, which may increase the risks of investing in the Fund. As a result, prospective investors have no track record or history on which to base their investment decision.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, including shareholder, or proprietary information, or cause the Fund, Advisor, Sub-Advisor and/or service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a Fund shareholder’s (“Shareholder”) ability to trade Shares may be affected. Companies in which the Fund invests could be the victims of a cyber-attack which could cause serious business disruption and/or reputational damage, causing the value of its securities to decline resulting in a decline in the Fund’s NAV.

Operational Risk. The Fund is exposed to operational risks arising from a  number of factors, including, but not  limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not, and cannot, address every possible risk and may be inadequate to address significant operational risks.

Real Estate Investment Trust (REIT) Risk. A REIT is a corporation or business trust that invests in real estate and derives its income from rents or sales of real property or interest on loans secured by mortgages on real property. The market value of REITs may be affected by numerous factors, such as decreases in the value of real estate, vacancies, decreases in lease rates, defaults by lessees, changes in interest rates, changes in the tax laws or by their inability to qualify for the tax-free pass-through of their income.

Large Shareholder Redemption Risk. Certain large Shareholders, including APs, seed investors or lead market makers, may from time to time own (beneficially or of record) or control a significant percentage of the Fund’s Shares. Redemptions by these account holders of their Shares may impact the Fund’s liquidity and NAV. Such redemptions may also force the Fund to sell securities at a time when it would not otherwise do so, which may increase the Fund’s brokerage costs and impact Shareholder taxes.

Government Debt Risk. Chronic structural public sector deficits in some countries in which the Fund may invest may adversely impact securities held by the Fund. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented.

A high national debt level may increase market pressures to meet government funding needs, which may drive debt costs higher and cause a country to sell additional debt, thereby increasing refinancing risk. A high national debt also raises concerns that a government will not be able to make principal or interest payments when they are due. In the worst case, unsustainable debt levels can cause declines in the valuation of currencies, and can prevent a government from implementing effective counter-cyclical fiscal policy in economic downturns.

Market Capitalization Risks. Large capitalization companies tend to be more mature and less volatile than smaller capitalization companies but may have fewer opportunities for growth and be unable to attain the high growth rates of successful, smaller companies. Mid-capitalization companies generally tend to be more volatile, less liquid and more likely to be adversely affected by poor economic or market conditions than securities of larger companies. Mid-capitalization companies may have limited product lines, markets or financial resources, and be dependent upon a limited management group.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the

Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Valuation Risk. The price the Fund could receive upon the sale of a security may differ from the value used by the Fund in calculating its NAV, particularly for securities that trade in low volumes or during volatile markets or that are valued using a fair value methodology as a result of trade suspensions or halts, the Fund’s inability to obtain a price or for other reasons. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when Shareholders will not be able to purchase or sell the Fund’s Shares, e.g., regular and unscheduled market closes. Also, foreign exchanges may be open on days when the Fund does not price its Shares, the value of the Fund’s foreign securities may change on days when investors will not be able to purchase or sell Shares.

Performance

Because the Fund commenced operations on ____________, 2020 and does not have returns for a calendar year, no investment return information is presented for the Fund at this time. In the future, investment return information will be presented in this section of the prospectus. The information will give some indication of the risks of investing in the Fund by comparing the Fund’s investment returns with a broad measure of market performance. Also, shareholder reports containing financial and investment return information will be provided to shareholders in the semi-annual and/or annual reports. Updated performance information is available at no cost at www.uncommonETFs.com or by calling [______________].

Portfolio Management

Investment Advisors

The Advisor for the Fund is Uncommon Investment Advisors LLC.

The Sub-Advisor for the Fund is Promethos Capital, LLC (“Promethos”).

Portfolio Management

Manager Name	Primary Title	Firm	Managed the Fund Since
Ivka Kalus	Chief Investment Officer, Portfolio Manager	Promethos	[ ] 2020

Buying and Selling Fund Shares

Shares of the Fund are listed on the Exchange and trade throughout the day on the Exchange and in other secondary markets. You can buy and sell Shares through a brokerage firm or other financial intermediary. The price you pay or receive for your Shares will be the prevailing market price, which may be more or less than the NAV of the Shares. The brokerage firm may charge you a commission to execute the transaction. Unless imposed by your brokerage firm or financial intermediary, there is no minimum dollar amount you must invest and no minimum number of shares you must buy. Shares cannot be directly purchased from or redeemed with the Fund, except by certain authorized broker-dealers and Authorized Participants. Authorized Participants may purchase and redeem ETF Shares only in large blocks (Creation Units), typically in exchange for baskets of securities. When buying or selling Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at www.uncommonETFs.com.

Dividends, Capital Gains and Taxes

The Fund’s distributions are generally taxable as ordinary income or capital gains, except when your investment is in an individual retirement account, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you receive distributions from such accounts.

Financial Intermediary Compensation.

If you purchase the Fund through a broker-dealer or other financial intermediary (such as an investment adviser, bank or trust company), the Advisor and its related companies may pay the broker-dealer or intermediary for the sale of Fund shares and related services such as for marketing activities and presentations, and educational training programs. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY – Uncommon Promethos Global Climate Resilience ETF

Investment Objective.

The objective of the Uncommon Promethos Global Climate Resilience ETF (the “Fund”) is to provide capital appreciation.

Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (Fees paid directly from your investment)	None
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management fee	0.70%
Other expenses	0.00%
Total annual fund operating expenses	0.70%

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time period indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s Annual Operating Expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$72	$224

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s investment return. Because the Fund has not commenced investment operations as of the date of this prospectus, it does not have portfolio turnover information to report.

Principal Investment Strategies

The Fund is an actively managed exchange traded fund (“ETF”) that seeks to achieve its investment objective of providing capital appreciation by investing in a diversified global portfolio of companies dedicated to mitigating climate change and ecological damage either through developing products and services or through a credible commitment to reducing their carbon footprint. Companies are evaluated on several factors, including their GreenHouse Gas Emissions, waste recycling and waste minimization policies, energy efficiency and green pricing programs, reforestation efforts, sustainable practices and contribution to a hydrocarbon-free economy. Promethos Capital, LLC (the “Sub-Advisor”) expects the Fund to hold [50-80] companies.

The Fund will not invest in companies involved in the extraction, processing or sale of hydrocarbons.

Under normal market conditions, the Fund intends to invest at least 80% of its net assets (plus any borrowings made for investment purposes) in the equity securities of companies that are dedicated to mitigating climate change and ecological damage. The equity securities in which the Fund may invest include equity securities of U.S. and foreign companies, Depositary Receipts such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), and real estate investment trusts (“REITs”) that are traded in U.S. and foreign markets (including over-the-counter (“OTC”) networks). The Fund will invest in large and medium capitalization companies. The Fund expects that, from time to time, a significant portion of its assets will be invested in the U.S. The

Fund may invest up to 10% of its total assets in securities of issuers located in emerging market countries.

The Sub-Advisor’s investment process is driven by multidimensional, risk/return-focused portfolio construction and utilizes a combination of quantitative and fundamental analyses to select securities for a high active share portfolio. The process employs a disciplined, rules-based buy/sell decision-making process that seeks to adapt to changing markets and opportunity sets in a risk-controlled environment. The “quantitative” analysis statistically analyzes large amounts of data at the individual company and market level, and uses complex multi-factor algorithms that incorporate fundamentals, ESG (Environmental, Social and Corporate Governance) and market-based factors to rank and identify high alpha potential securities from among 5,000-7,000 publicly listed equities across all regions and sectors. The “fundamental” analysis involves assessing these high alpha-potential investments based on business model sustainability, resilience and persistence, and examines revenue, earnings, cash flow, regional and sector competitive dynamics and other financial and economic indicators, along with ESG practices and procedures.

For temporary defensive purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations, and short-term U.S. Government securities.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).

The Fund seeks to deliver returns in excess of the MSCI World Developed Index®.

Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.

Principal Investment Risks

Below are the principal risks of investing in the Fund, any of which may negatively affect the Fund’s net asset value (“NAV”). All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments.

Foreign Securities, Depositary Receipts, Emerging Market and Foreign Currency Risks.

Foreign Securities. The price volatility of foreign securities may be greater than that of securities of U.S. securities because of factors including political, social or economic instability, changes in interest and currency exchange rates, changes in tax and regulatory policy, differences in legal systems and accounting standards, and more or less regulation of issuers and financial intermediaries. These factors may cause a decline in the value of the Fund’s holdings to change quickly and unpredictably.

Depositary Receipts. Depositary receipts (“DRs”), such as ADRs, EDRs and GDRs, are certificates evidencing ownership of shares of a foreign issuer issued by depositories such as banks, trust companies or similar financial institutions. DRs generally trade on an established U.S. or foreign market and may trade in U.S. Dollars or another currency. DRs pose the same risks as the underlying shares and additional risks. DRs may be sponsored or unsponsored. Sponsored DRs are organized with the cooperation of the issuer; while unsponsored DRs are organized without the cooperation of the issuer and involve additional risks because certain reporting requirements do not apply, and available information concerning the issuer may not be as current as for sponsored DRs and voting rights of the deposited securities are not passed through to the holders.

Emerging Markets. The Fund’s investments in emerging market issuers present risks in addition to those of foreign securities. Emerging markets may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed markets. Emerging markets often have less uniformity in accounting and reporting requirements, less reliable securities valuations and greater risk associated with custody of securities than developed foreign markets. The currencies of emerging market countries tend to be more volatile.

Foreign Currency Risk. Because certain of the Fund’s investments are denominated in foreign currencies and its NAV is determined in U.S. dollars, the Fund’s NAV may decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar or if there are delays or limits on repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning.

U.S. Investing Risk. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the Fund’s investments.

Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to issuer-specific activities as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions along with other factors.

ETF Risks. The Fund is an exchange traded fund (“ETF”), and, as a result of this structure, it is exposed to the following risks:

Authorized Participants, Market Makers, and Liquidity Providers. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund and the Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace for Shares. If either: (i) a significant number of APs exit the business or otherwise become unwilling or unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions, Shares may trade at a material discount to NAV and possibly face delisting.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions charged by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares are bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the intra-day NAV (premium) or less than the intra-day NAV (discount) due to supply and demand for Shares. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed for trading on the NYSE Arca (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

An exchange or market may close early, close late or issue trading halts on specific securities and trading in certain securities may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the Share price, and/or result in the Fund being unable to trade certain securities. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses. If trading in the Shares halts, investors may be temporarily unable to trade Shares. Shares, like shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases.

Stock Market Volatility Risk. Stock markets are volatile, move in cycles and can decline significantly in response to adverse issuer, political, regulatory, market, economic developments, recessions, natural and environmental disasters, the spread of infectious illness or other public health issues, or other factors. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

Climate Resilience Investing Risk. The Fund considers climate resilience criteria in the selection of investments and may choose not to purchase, or may sell, otherwise profitable investments in companies which do not meet these criteria. This means that the Fund may underperform other similar funds that do not apply such criteria

Algorithm Risk. The Advisor and Sub-Advisor rely on algorithms that were either developed internally or by third parties. Algorithm design is vulnerable to risks, such as biased logic, flawed assumptions or analysis, inappropriate modeling techniques, coding errors, and identifying spurious patterns. The algorithms may not consider prevailing market conditions. While the Advisor, Sub-Advisor and third parties have standards governing the development, testing and monitoring of algorithms that are used, there is a risk that the algorithms and associated software may not perform as intended for various reasons, including unintended consequences due to modifications to the algorithms or underlying software code.

Global Events Risk. Local, regional or global events such as war, acts of terrorism, natural or environmental disasters (such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena), the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.

The recent outbreak of an infectious respiratory illness, COVID-19, has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults, bankruptcies, and other significant economic impacts. Certain markets experienced temporary closures, reduced liquidity and increased trading costs.

These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause greater tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

Management and Strategy Risk. The Fund was recently organized with no operating history. In addition, the Advisor and Sub-Advisor have not previously managed an ETF, which may increase the risks of investing in the Fund. As a result, prospective investors have no track record or history on which to base their investment decision.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, including shareholder, or proprietary information, or cause the Fund, Advisor, Sub-Advisor and/or service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a Fund shareholder’s (“Shareholder”) ability to trade Shares may be affected. Companies in which the Fund invests could be the victims of a cyber-attack which could cause serious business disruption and/or reputational damage, causing the value of its securities to decline resulting in a decline in the Fund’s NAV.

Operational Risk. The Fund is exposed to operational risks arising from a  number of factors, including, but not  limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not, and cannot, address every possible risk and may be inadequate to address significant operational risks.

Real Estate Investment Trust (REIT) Risk. A REIT is a corporation or business trust that invests in real estate and derives its income from rents or sales of real property or interest on loans secured by mortgages on real property. The market value of REITs may be affected by numerous factors, such as decreases in the value of real estate, vacancies, decreases in lease rates, defaults by lessees, changes in interest rates, changes in the tax laws or by their inability to qualify for the tax-free pass-through of their income.

Large Shareholder Redemption Risk. Certain large Shareholders, including APs, seed investors or lead market makers, may from time to time own (beneficially or of record) or control a significant percentage of the Fund’s Shares. Redemptions by these account holders of their Shares may impact the Fund’s liquidity and NAV. Such redemptions may also force the Fund to sell securities at a time when it would not otherwise do so, which may increase the Fund’s brokerage costs and impact Shareholder taxes.

Government Debt Risk. Chronic structural public sector deficits in some countries in which the Fund may invest may adversely impact securities held by the Fund. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented.

A high national debt level may increase market pressures to meet government funding needs, which may drive debt costs higher and cause a country to sell additional debt, thereby increasing refinancing risk. A high national debt also raises concerns that a government will not be able to make principal or interest payments when they are due. In the worst case, unsustainable debt levels can cause declines in the valuation of currencies, and can prevent a government from implementing effective counter-cyclical fiscal policy in economic downturns.

Market Capitalization Risks. Large capitalization companies tend to be more mature and less volatile than smaller capitalization companies but may have fewer opportunities for growth and be unable to attain the high growth rates of successful, smaller companies. Mid-capitalization companies generally tend to be more volatile, less liquid and more likely to be adversely affected by poor economic or market conditions than securities of larger companies. Mid-capitalization companies may have limited product lines, markets or financial resources, and be dependent upon a limited management group.

Over-the-Counter Market Risk. Securities traded in OTC markets may trade in smaller volumes, and their prices may be more volatile, than securities principally traded on securities exchanges. Such securities may be less liquid than more widely traded securities. In addition, the prices of such securities may include an undisclosed dealer markup, which the Fund pays as part of the purchase price.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Valuation Risk. The price the Fund could receive upon the sale of a security may differ from the value used by the Fund in calculating its NAV, particularly for securities that trade in low volumes or during volatile markets or that are valued using a fair value methodology as a result of trade suspensions or halts, the Fund’s inability to obtain a price or for other reasons. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when Shareholders will not be able to purchase or sell the Fund’s Shares, e.g., regular and unscheduled market closes. Also, foreign exchanges may be open on days when the Fund does not price its Shares, the value of the Fund’s foreign securities may change on days when investors will not be able to purchase or sell Shares.

Performance

Because the Fund commenced operations on ____________, 2020 and does not have returns for a calendar year, no investment return information is presented for the Fund at this time. In the future, investment return information will be presented in this section of the prospectus. The information will give some indication of the risks of investing in the Fund by comparing the Fund’s investment returns with a broad measure of market performance. Also, shareholder reports containing financial and investment return information will be provided to shareholders semi-annual and/or annual shareholder reports. Updated performance information is available at no cost at www.uncommonETFs.com.

Portfolio Management

Investment Advisors

The Advisor for the Fund is Uncommon Investment Advisors LLC.

The Sub-Advisor for the Fund is Promethos Capital, LLC (“Promethos”).

Portfolio Management

Manager Name	Primary Title	Firm	Managed the Fund Since
Ivka Kalus	Chief Investment Officer, Portfolio Manager	Promethos	[ ] 2020

Buying and Selling Fund Shares

Shares of the Fund are listed on the Exchange and trade throughout the day on the Exchange and in other secondary markets. You can buy and sell Shares through a brokerage firm or other financial intermediary. The price you pay or receive for your Shares will be the prevailing market price, which may be more or less than the NAV of the Shares. The brokerage firm may charge you a commission to execute the transaction. Unless imposed by your brokerage firm or financial intermediary, there is no minimum dollar amount you must invest and no minimum number of shares you must buy. Shares cannot be directly purchased from or redeemed with the Fund, except by certain authorized broker-dealers and Authorized Participants. Authorized Participants may purchase and redeem ETF Shares only in large blocks (Creation Units), typically in exchange for baskets of securities. When buying or selling Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at www.uncommonETFs.com.

Dividends, Capital Gains and Taxes

The Fund’s distributions are generally taxable as ordinary income or capital gains, except when your investment is in an individual retirement account, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you receive distributions from such accounts.

Financial Intermediary Compensation.

If you purchase the Fund through a broker-dealer or other financial intermediary (such as an investment adviser, bank or trust company), the Advisor and its related companies may pay the broker-dealer or intermediary for the sale of Fund shares and related services such as for marketing activities and presentations, and educational training programs. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FUND SUMMARY – Uncommon Promethos Global Social Justice ETF

Investment Objective.

The objective of the Uncommon Promethos Global Social Justice ETF (the “Fund”) is to provide capital appreciation.

Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (Fees paid directly from your investment)	None
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management fee	0.70%
Other expenses	0.00%
Total annual fund operating expenses	0.70%

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time period indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s Annual Operating Expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$72	$224

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s investment return. Because the Fund has not commenced investment operations as of the date of this prospectus, it does not have portfolio turnover information to report.

Principal Investment Strategies

The Fund is an actively managed exchange traded fund (“ETF”) that seeks to achieve its investment objective of providing capital appreciation by investing in the equity securities of companies that promote “Social Justice.” These companies have exhibited commitments and implemented credible polices and engage in practices that promote environmental, racial, gender, economic and stakeholder justice. These companies will (i) have dedicated policies, products and services that mitigate and tackle climate change and ecological damage; (ii) adopted policies and taken affirmative steps to eliminate gender and racial discrimination to ensure equal opportunity through racial and gender diversity, pay equity and equal opportunities in the workforce and leadership roles; and (iii) exhibit a commitment to all stakeholders (namely, employees, customers, suppliers, shareholders and the community).

While the list of exclusions is not exhaustive, the Fund will not invest in companies that are engaged in the following businesses: tobacco, alcohol production or distribution; gambling; arms production; pornography (participates in the production or distribution of pornographic materials); and abortifacients (participates in the manufacture of abortifacients); or profits from prisons and detention centers (“Exclusionary Activities”). In applying the exclusions, the Promethos Capital, LLC (the “Sub-Advisor”) applies an exclusionary threshold 5% of gross revenue from Exclusionary Activities. Also, the Fund will not invest in companies that source from supply chains that are known to engage in human rights violations; or that are known to engage in racial and gender discrimination.

The equity securities in which the Fund may invest include equity securities of U.S. and foreign companies, Depositary Receipts such as American Depositary Receipts (“ADRs”), European Depositary Receipts “(EDRs”) and Global Depositary Receipts (“GDRs”), and real estate investment trusts (“REITs”) that are traded in U.S. and foreign markets (including over-the-counter (“OTC”) networks). The Fund will invest in large and medium capitalization companies. The Sub-Advisor expects that, from time to time, a significant portion of its assets will be invested in the U.S. The Fund may invest up to 10% of its total assets in securities of issuers located in emerging market countries.

Under normal market conditions, the Fund intends to invest at least 80% of its net assets (plus any borrowings made for investment purposes) in equity securities. The Fund expects that, from time to time, a significant portion of its assets will be invested in the U.S. For temporary defensive purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations, and short-term U.S. Government securities.

The Sub-Advisor’s investment process is driven by multidimensional, risk/return-focused portfolio construction and utilizes a combination of quantitative and fundamental analyses to select securities for a high active share portfolio. The process employs a disciplined, rules-based buy/sell decision-making process that seeks to adapt to changing markets and opportunity sets in a risk-controlled environment. The “quantitative” analysis statistically analyzes large amounts of data at the individual company and market level, and uses complex multi-factor algorithms that incorporate fundamentals, ESG (Environmental, Social and Corporate Governance) and market-based factors to rank and identify high alpha potential securities from among 5,000-7,000 publicly listed equities across all regions and sectors. The “fundamental” analysis involves assessing these high alpha-potential investments based on business model sustainability, resilience and persistence, and examines revenue, earnings, cash flow, regional and sector competitive dynamics and other financial and economic indicators, along with ESG practices and procedures.

The Fund expects that, from time to time, a significant portion of its assets will be invested in the U.S. Under normal market conditions, the Fund intends to invest at least 80% of its assets (plus any borrowings made for investment purposes) in equity securities. For temporary defensive purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations, and short-term U.S. Government securities.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).

The Fund seeks to outperform the MSCI World Developed Index®.

Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.

Principal Investment Risks

Below are the principal risks of investing in the Fund, any of which may negatively affect the Fund’s net asset value (“NAV”). All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments.

Foreign Securities, Depositary Receipts, Emerging Market and Foreign Currency Risks.

Foreign Securities. The price volatility of foreign securities may be greater than that of securities of U.S. securities because of factors including political, social or economic instability, changes in interest and currency exchange rates, changes in tax and regulatory policy, differences in legal systems and accounting standards, and more or less regulation of issuers and financial intermediaries. These factors may cause a decline in the value of the Fund’s holdings to change quickly and unpredictably.

Depositary Receipts. Depositary receipts (“DRs”), such as ADRs, EDRs and GDRs, are certificates evidencing ownership of shares of a foreign issuer issued by depositories such as banks, trust companies or similar financial institutions. DRs generally trade on an established U.S. or foreign market and may trade in U.S. Dollars or another currency. DRs pose the same risks as the underlying shares and additional risks. DRs may be sponsored or unsponsored. Sponsored DRs are organized with the cooperation of the issuer; while unsponsored DRs are organized without the cooperation of the issuer and involve additional risks because certain reporting requirements do not apply, and available information concerning the issuer may not be as current as for sponsored DRs and voting rights of the deposited securities are not passed through to the holders.

Emerging Markets. The Fund’s investments in emerging market issuers present risks in addition to those of foreign securities. Emerging markets may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed markets. Emerging markets often have less uniformity in accounting and reporting requirements, less reliable securities valuations and greater risk associated with custody of securities than developed foreign markets. The currencies of emerging market countries tend to be more volatile.

Foreign Currency Risk. Because certain of the Fund’s investments are denominated in foreign currencies and its NAV is determined in U.S. dollars, the Fund’s NAV may decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar or if there are delays or limits on repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning.

U.S. Investing Risk. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the Fund’s investments.

Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to issuer-specific activities as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions along with other factors.

ETF Risks. The Fund is an exchange traded fund (“ETF”), and, as a result of this structure, it is exposed to the following risks:

Authorized Participants, Market Makers, and Liquidity Providers. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund and the Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace for Shares. If either: (i) a significant number of APs exit the business or otherwise become unwilling or unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions, Shares may trade at a material discount to NAV and possibly face delisting.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions charged by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares are bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the intra-day NAV (premium) or less than the intra-day NAV (discount) due to supply and demand for Shares. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed for trading on the NYSE Arca (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

An exchange or market may close early, close late or issue trading halts on specific securities and trading in certain securities may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the Share price, and/or result in the Fund being unable to trade certain securities. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses. If trading in Shares halts, investors may be temporarily unable to trade Shares. Shares, like shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases.

Stock Market Volatility Risk. Stock markets are volatile, move in cycles and can decline significantly in response to adverse issuer, political, regulatory, market, economic developments, recessions, natural and environmental disasters, the spread of infectious illness or other public health issues, or other factors. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

Social Justice Investing. The Fund considers Social Justice criteria in the selection of investments and may choose not to purchase, or may sell, otherwise profitable investments in companies which do not meet these criteria. This means that the Fund may underperform other similar funds that do not apply such criteria.

Algorithm Risk. The Advisor and Sub-Advisor rely on algorithms that were either developed internally or by third parties. Algorithm design is vulnerable to risks, such as biased logic, flawed assumptions or analysis, inappropriate modeling techniques, coding errors, and identifying spurious patterns. The algorithms may not consider prevailing market conditions. While the Advisor, Sub-Advisor and third parties have standards governing the development, testing and monitoring of algorithms that are used, there is a risk that the algorithms and associated software may not perform as intended for various reasons, including unintended consequences due to modifications to the algorithms or underlying software code.

Global Events Risk. Local, regional or global events such as war, acts of terrorism, natural or environmental disasters (such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena), the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.

The recent outbreak of an infectious respiratory illness, COVID-19, has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults, bankruptcies, and other significant economic impacts. Certain markets experienced temporary closures, reduced liquidity and increased trading costs.

These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause greater tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

Management and Strategy Risk. The Fund was recently organized with no operating history. In addition, the Advisor and Sub-Advisor have not previously managed an ETF, which may increase the risks of investing in the Fund. As a result, prospective investors have no track record or history on which to base their investment decision.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, including shareholder, or proprietary information, or cause the Fund, Advisor, Sub-Advisor and/or service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a Fund shareholder’s (“Shareholder”) ability to trade Shares may be affected. Companies in which the Fund invests could be the victims of a cyber-attack which could cause serious business disruption and/or reputational damage, causing the value of its securities to decline resulting in a decline in the Fund’s NAV.

Operational Risk. The Fund is exposed to operational risks arising from a  number of factors, including, but not  limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not, and cannot, address every possible risk and may be inadequate to address significant operational risks.

Real Estate Investment Trust (REIT) Risk. A REIT is a corporation or business trust that invests in real estate and derives its income from rents or sales of real property or interest on loans secured by mortgages on real property. The market value of REITs may be affected by numerous factors, such as decreases in the value of real estate, vacancies, decreases in lease rates, defaults by lessees, changes in interest rates, changes in the tax laws or by their inability to qualify for the tax-free pass-through of their income.

Large Shareholder Redemption Risk. Certain large Shareholders, including APs, seed investors or lead market makers, may from time to time own (beneficially or of record) or control a significant percentage of the Fund’s Shares. Redemptions by these account holders of their Shares may impact the Fund’s liquidity and NAV. Such redemptions may also force the Fund to sell securities at a time when it would not otherwise do so, which may increase the Fund’s brokerage costs and impact Shareholder taxes.

Government Debt Risk. Chronic structural public sector deficits in some countries in which the Fund may invest may adversely impact securities held by the Fund. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented.

A high national debt level may increase market pressures to meet government funding needs, which may drive debt costs higher and cause a country to sell additional debt, thereby increasing refinancing risk. A high national debt also raises concerns that a government will not be able to make principal or interest payments when they are due. In the worst case, unsustainable debt levels can cause declines in the valuation of currencies, and can prevent a government from implementing effective counter-cyclical fiscal policy in economic downturns.

Market Capitalization Risks. Large capitalization companies tend to be more mature and less volatile than smaller capitalization companies but may have fewer opportunities for growth and be unable to attain the high growth rates of successful, smaller companies. Mid-capitalization companies generally tend to be more volatile, less liquid and more likely to be adversely affected by poor economic or market conditions than securities of larger companies. Mid-capitalization companies may have limited product lines, markets or financial resources, and be dependent upon a limited management group.

Over-the-Counter Market Risk. Securities traded in OTC markets may trade in smaller volumes, and their prices may be more volatile, than securities principally traded on securities exchanges. Such securities may be less liquid than more widely traded securities. In addition, the prices of such securities may include an undisclosed dealer markup, which the Fund pays as part of the purchase price.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Valuation Risk. The price the Fund could receive upon the sale of a security may differ from the value used by the Fund in calculating its NAV, particularly for securities that trade in low volumes or during volatile markets or that are valued using a fair value methodology as a result of trade suspensions or halts, the Fund’s inability to obtain a price or for other reasons. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when Shareholders will not be able to purchase or sell the Fund’s Shares, e.g., regular and unscheduled market closes. Also, foreign exchanges may be open on days when the Fund does not price its Shares, the value of the Fund’s foreign securities may change on days when investors will not be able to purchase or sell Shares.

Performance

Because the Fund commenced operations on ____________, 2020 and does not have returns for a calendar year, no investment return information is presented for the Fund at this time. In the future, investment return information will be presented in this section of the prospectus. The information will give some indication of the risks of investing in the Fund by comparing the Fund’s investment returns with a broad measure of market performance. Also, shareholder reports containing financial and investment return information will be provided to shareholders semi-annually. Updated performance information is available at no cost at www.uncommonETFs.com.

Portfolio Management

Investment Advisors

The Advisor for the Fund is Uncommon Investment Advisors LLC.

The Sub-Advisor for the Fund is Promethos Capital, LLC (“Promethos”).

Portfolio Management

Manager Name	Primary Title	Firm	Managed the Fund Since
Ivka Kalus	Chief Investment Officer, Portfolio Manager	Promethos	[ ] 2020

Buying and Selling Fund Shares

Shares are listed on the Exchange and trade throughout the day on the Exchange and in other secondary markets. You can buy and sell Shares through a brokerage firm or other financial intermediary. The price you pay or receive for your Shares will be the prevailing market price, which may be more or less than the NAV of the Shares. The brokerage firm may charge you a commission to execute the transaction. Unless imposed by your brokerage firm or financial intermediary, there is no minimum dollar amount you must invest and no minimum number of shares you must buy. Shares cannot be directly purchased from or redeemed with the Fund, except by certain authorized broker-dealers and Authorized Participants. Authorized Participants may purchase and redeem ETF Shares only in large blocks (Creation Units), typically in exchange for baskets of securities. When buying or selling Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at www.uncommonETFs.com.

Dividends, Capital Gains and Taxes

The Fund’s distributions are generally taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you receive distributions from such accounts.

Financial Intermediary Compensation.

If you purchase the Fund through a broker-dealer or other financial intermediary (such as an investment adviser, bank or trust company), the Advisor and its related companies may pay the broker-dealer or intermediary for the sale of Fund shares and related services such as for marketing activities and presentations, educational training programs. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

DETAILS ABOUT THE FUNDS

Additional Information About the Funds Investment Objectives and Strategies

The investment objectives, principal investment strategies and primary risks of the Funds are discussed in each Fund’s Summary Prospectus. Additional information on principal strategies and risks can be found below and details on the various types of investments can be found in the Statement of Additional Information (the “SAI”). Under the Investment Company Act of 1940, as amended (the “1940 Act”), the Uncommon Generosity 50 Equity ETF (“Generosity 50 Equity Fund”), Uncommon Portfolio Design Core Equity ETF (“Core Equity Fund”), Uncommon Promethos International Social Values ETF (“Social Values Fund”), Uncommon Promethos Global Climate Resilience ETF (“Climate Fund”), and Uncommon Promethos Global Social Justice ETF (“Social Justice Fund”) are each classified as diversified (each, a “Fund” and together, the “Funds”).

Exchange Traded Funds (ETFs). ETFs are funds that, unlike mutual funds, are listed on a national securities exchange and trade like other publicly-traded securities at market prices that change throughout the day. Unlike shares of an ETF, shares of a mutual fund can be bought and redeemed from the issuing fund by all shareholders at a price based on NAV at the end of the trading day. On the other hand, ETF shares may be purchased or redeemed directly from the Fund at NAV solely by Authorized Participants (“APs”) and only in Creation Unit increments. Similar to shares of other mutual funds, each share of a Fund (“Share” or “Shares”) represents an ownership interest in an underlying portfolio of securities and other instruments.

Temporary Defensive Policy. Under adverse market conditions, each of the Core Equity Fund, Social Values Fund, Climate Fund and Social Justice Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. To the extent that a Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Portfolio Turnover. Portfolio turnover may vary from year to year. The Funds do not expect the annual portfolio turnover rate to exceed 100%.

Principal Investment Objectives, Strategies and Risks

Investment Objectives. Each Fund’s investment objective as set forth in the Summary Prospectus and below is “fundamental”, which means that it may be changed only with the approval of a majority of the Fund shareholders (“Shareholders”) which means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented in person or by proxy, or (ii) more than 50% of the outstanding shares.

Generosity 50 Equity Fund

Investment Objective. The Generosity 50 Equity Fund seeks to track the investment results (before fees and expenses) of the Uncommon Generosity 50 Index (the “Generosity Index” or the “Index”).

Principal Investment Strategies

The Generosity 50 Equity Fund seeks to track the investment results of the Generosity Index (before fees and expenses), which measures the performance of the equity securities of the 50 companies within the S&P 500® (the “Parent Index”) ranked as the “most generous” on the basis of a generosity ranking (the “Generosity Ranking” or “Ranking”). The Generosity Ranking uses a rules-based proprietary methodology that scores companies on a combination of metrics: (i) corporate philanthropy (e.g., contributions of cash and property to charitable organizations); (ii) community support (e.g., use of local products, resources, employee-led giving and volunteering, and paid time for participating in community activities) and environmental responsibility; and (iii) employee generosity benefits (such as fair/living wage compensation, education/vocational training/reimbursement, child care expenses, retirement plan contributions and work/life balance).

The constituents of the Generosity Index are determined by [a major index provider] (the “Index Provider”). The Index Provider ranks the companies in the Parent Index according to the Generosity Ranking methodology and selects the 50 highest ranked companies for the Generosity Index that represent a broad range of industries. The companies with a higher Generosity Ranking are rewarded with a higher allocation in the Index. The Generosity Ranking methodology employed by the Index Provider utilizes certain data and scores owned and calculated by JUST Capital Foundation, Inc. (“JUST”). JUST ranks “America’s Most Just Companies” annually through polling data on what matters most to the American public when it comes to business behavior. JUST evaluates publicly traded companies using its internally developed metrics based on data collected from various sources.

The Generosity Index excludes companies in the following businesses: (i) tobacco (if it generates more than 5% gross revenue from tobacco production); (ii) alcohol (if it generates more than 5% of gross revenue from alcohol production); (iii) gambling (if it generates more than 5% of gross revenue from gambling operations); (iv) predatory lending practices if it generates more than 5% of gross revenue from predatory lending; (v) pornography (if participates in the production or distribution of pornographic materials); and (vi) abortifacients (participates in the manufacture of abortifacients).

The Generosity 50 Equity Fund uses a “passive” or indexing approach to try to achieve its investment objective. Unlike many investment companies, the Generosity 50 Equity Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Generosity 50 Equity Fund will substantially outperform the Generosity Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies. In addition to tracking the performance of the Generosity Index, the investment manager seeks to minimize portfolio turnover and tax inefficiencies.

The Generosity 50 Equity Fund uses a replication methodology to track the Index, that is, it invests in substantially all of the securities that comprise the Index in the same proportion as the Index. However, the Generosity 50 Equity Fund may utilize a representative sampling strategy to track the Index when a replication strategy might be detrimental to shareholders of the Generosity 50 Equity Fund (“Shareholder” or Shareholders”), such as when there are practical difficulties or substantial costs involved in assembling a replication portfolio, when a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Generosity 50 Equity Fund but not the Index.

The Generosity 50 Equity Fund generally invests at least [80]% of its assets in equity securities of the Generosity Index. The Generosity 50 Equity Fund may invest the remainder of its assets in cash and cash equivalents, including shares of money market funds, as well as in securities not included in the Generosity Index, which Investment Research Partners, LLC (the “Sub-Advisor”) believes will help the Generosity 50 Equity Fund track the Generosity Index. The Generosity 50 Equity Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).

The Generosity Index was created by Uncommon Investment Advisors LLC (the “Advisor”) and is governed by a published, objective set of rules for security selection, exclusion, rebalancing and adjustments for corporate actions. The Index is reconstituted on a quarterly basis by the Index Provider The Index Provider is responsible for the ongoing maintenance, calculation and administration of the Index, and determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Generosity Index. The Index Provider is independent of the Fund, Advisor and Sub-Advisor.

Uncommon Giving Corporation, owner of the Index and parent of the Advisor, has entered into a license agreement with JUST to use its data and scores in developing the Generosity Ranking. JUST is a charitable organization whose purpose is to provide all of society’s stakeholders – employees, concerned citizens, business leaders and others – with the information they need to assess how just companies are in order to build a more just marketplace that better reflects the true priorities of the American people.

Industry Concentration Policy. The Generosity 50 Equity Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Generosity Index is concentrated. As of October 31, 2020, a significant portion of the Generosity Index was represented by securities of companies in the [technology sector]; and the market capitalization of the constituents ranged from $XX billion to $X,XXX billion. The Fund’s portfolio holdings and the composition of the Generosity Index will change over time.

Core Equity Fund

Investment Objective. The objective of the Core Equity Fund is to provide capital appreciation.

Principal Investment Strategies

The Core Equity Fund is an actively managed exchange traded fund (“ETF”) that seeks to achieve its investment objective of providing capital appreciation by investing primarily in equity securities.

The investments of the Core Equity Fund are comprised of two different strategies are managed as separate accounts by Portfolio Design Advisors, Inc. (the “Sub-Advisor”): a predominantly value strategy and a predominantly growth strategy. The Fund’s investments will generally be equally weighted between the two strategies.

The value strategy seeks long-term capital appreciation by investing in companies whose stock prices the Sub-Advisor believes are trading at prices that do not reflect their fundamental value based on the Sub-Advisor’s research. The Sub-Advisor uses a quantitative process to identify for purchase the securities of quality companies with a strong record of paying dividends and/or the ability to increase their dividend levels and are lower priced than the broader market and/or similar companies in their respective industry. Each company is assigned a target price and will generally be sold once the target price is achieved or should the fundamental analysis fail.

The growth strategy seeks long-term capital appreciation through equity investments that the Sub-Advisor believes will provide higher returns than the S&P 500 Index®. This approach invests mainly in stocks considered by the Sub-Advisor to have above-average growth potential and reasonable stock prices in comparison with expected earnings. Additionally, the Sub-Advisor generally looks for companies that it believes are leaders in their respective industries with sustainable competitive advantages. Each company is assigned a target price and will generally be sold once the target price is achieved or should the fundamental analysis fail.

The Sub-Advisor believes the combination of the growth and value strategies creates a core equity holding which reduces volatility as compared to employing either a growth or value strategy.

The equity securities in which the Core Equity Fund may invest include common stocks of U.S. companies and foreign companies listed or traded on U.S. markets (including over-the-counter (“OTC”) networks). The Core Equity Fund may also invest in American Depositary Receipts (“ADRs”), Master Limited Partnership (“MLPs”) and ETFs traded on U.S. markets. The Fund will invest in large and medium capitalization companies, which may be growth or value companies.

Under normal market conditions, the Core Equity Fund intends to invest at least 80% of its net assets (plus any borrowings made for investment purposes) in equity securities. For temporary defensive purposes, the Core Equity Fund may invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term securities and short-term U.S. Government securities.

The Core Equity Fund seeks to outperform the S&P 500 Index®.

Social Values Fund

Investment Objective. The objective of the Social Values Fund is to provide capital appreciation.

Principal Investment Strategies

The Social Values Fund is an actively managed exchange traded fund (“ETF”) that seeks to achieve its investment objective of providing capital appreciation by investing in a diversified international portfolio of equity securities of companies outside of the United States whose business practices are consistent with, and promote, a set of moral principles that emphasizes the key themes of protection of human life, promotion of human dignity, reduction of arms production, pursuing economic justice, protection of the environment and encouraging corporate responsibility. These principles are generally referred to as “Social Values.”

The Social Values Fund will not invest in companies that (i) engage in production or promotion of abortifacients, tobacco, gambling, arms production or pornography (“Exclusionary Activities”); (ii) source from supply chains that are known to engage in human rights violations; (iii) are known to engage in racial and gender discrimination; or (iv) profit from prisons and detention centers. In applying the exclusions, the Sub-Advisor applies an exclusionary threshold 5% of gross revenue from Exclusionary Activities.

Under normal market conditions, the Social Values Fund intends to invest at least 80% of its net assets (plus any borrowings made for investment purposes) in the equity securities of companies outside of the United States that promote Social Values. The equity securities in which the Social Values Fund may invest include equity securities of foreign companies, Depositary Receipts such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), and real estate investment trusts (“REITs”). The Social Values Fund will invest in large and medium capitalization companies. The Fund may invest up to 30% of its total assets in securities of issuers located in emerging markets.

The Sub-Advisor’s investment process is driven by multidimensional, risk/return-focused portfolio construction and utilizes a combination of quantitative and fundamental analyses to select securities for a high active share portfolio. The process employs a disciplined, rules-based buy/sell decision-making process that seeks to adapt to changing markets and opportunity sets in a risk-controlled environment. The “quantitative” analysis statistically analyzes large amounts of data at the individual company and market level, and uses complex multi-factor algorithms that incorporate fundamentals, ESG (Environmental, Social and Corporate Governance) and market-based factors to rank and identify high alpha potential securities from among 5,000-7,000 publicly listed equities across all regions and sectors. The “fundamental” analysis involves assessing these high alpha-potential investments based on business model sustainability, resilience and persistence, and examines revenue, earnings, cash flow, regional and sector competitive dynamics and other financial and economic indicators, along with ESG practices and procedures.

The Social Values Fund may lend securities representing up to one-third of the value of the Social Values Fund’s total assets (including the value of any collateral received).

The Social Values Fund seeks to outperform the MSCI ACWI ex USA Index®.

Climate Fund

Investment Objective. The objective of the Climate Fund is to provide capital appreciation.

Principal Investment Strategies

The Fund is an actively managed exchange traded fund (“ETF”) that seeks to achieve its investment objective of providing capital appreciation by investing in a diversified global portfolio of companies dedicated to mitigating climate change and ecological damage either through developing products and services or through a credible commitment to reducing their carbon footprint. Companies are evaluated on several factors, including their GreenHouse Gas Emissions, waste recycling and waste minimization policies, energy efficiency and green pricing programs, reforestation efforts, sustainable practices and contribution to a hydrocarbon-free economy. Promethos Capital, LLC (the “Sub-Advisor”) expects the Fund to hold [50-80] companies.

The Fund will not invest in companies involved in the extraction, processing or sale of hydrocarbons.

Under normal market conditions, the Fund intends to invest at least 80% of its net assets (plus any borrowings made for investment purposes) in the equity securities of companies that are dedicated to mitigating climate change and ecological damage. The equity securities in which the Fund may invest include equity securities of U.S. and foreign companies, Depositary Receipts such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), and real estate investment trusts (“REITs”). The Fund will invest in large and medium capitalization companies. The Fund expects that, from time to time, a significant portion of its assets will be invested in the U.S. The Fund may invest up to 10% of its total assets in securities of issuers located in emerging market countries.

The Sub-Advisor’s investment process is driven by multidimensional, risk/return-focused portfolio construction and utilizes a combination of quantitative and fundamental analyses to select securities for a high active share portfolio. The process employs a disciplined, rules-based buy/sell decision-making process that seeks to adapt to changing markets and opportunity sets in a risk-controlled environment. The “quantitative” analysis statistically analyzes large amounts of data at the individual company and market level, and uses complex multi-factor algorithms that incorporate fundamentals, ESG (Environmental, Social and Corporate Governance) and market-based factors to rank and identify high alpha potential securities from among 5,000-7,000 publicly listed equities across all regions and sectors. The “fundamental” analysis involves assessing these high alpha-potential investments based on business model sustainability, resilience and persistence, and examines revenue, earnings, cash flow, regional and sector competitive dynamics and other financial and economic indicators, along with ESG practices and procedures.

For temporary defensive purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations, and short-term U.S. Government securities.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).

The Fund seeks to deliver returns in excess of the MSCI World Developed Index®.

Social Justice Fund

Investment Objective. The objective of the Social Justice Fund is to provide capital appreciation.

Principal Investment Strategies

The Social Justice Fund is an actively managed exchange traded fund (“ETF”) that seeks to achieve its investment objective of providing capital appreciation by investing in the equity securities of companies that promote “Social Justice.” These companies have exhibited commitments and implemented credible polices and engage in practices that promote environmental, racial, gender, economic and stakeholder justice. These companies will (i) have dedicated policies, products and services that mitigate and tackle climate change and ecological damage; (ii) adopted policies and taken affirmative steps to eliminate gender and racial discrimination to ensure equal opportunity through racial and gender diversity, pay equity and equal opportunities in the workforce and leadership roles; and (iii) exhibit a commitment to all stakeholders (namely, employees, customers, suppliers, shareholders and the community).

While the list of exclusions is not exhaustive, the Social Justice Fund will not invest in companies that are engaged in the following businesses: tobacco, alcohol production or distribution; gambling; arms production; pornography (participates in the production or distribution of pornographic materials); and abortifacients (participates in the manufacture of abortifacients); or profits from prisons and detention centers (“Exclusionary Activities”). In applying the exclusions, the Promethos Capital, LLC (the “Sub-Advisor”) applies an exclusionary threshold 5% of gross revenue from Exclusionary Activities. Also, the Fund will not invest in companies that source from supply chains that are known to engage in human rights violations; or that are known to engage in racial and gender discrimination.

The equity securities in which the Fund may invest include equity securities of U.S. and foreign companies, Depositary Receipts such as American Depositary Receipts (“ADRs”), European Depositary Receipts “(EDRs”) and Global Depositary Receipts (“GDRs”), and real estate investment trusts (“REITs”) that are traded in U.S. and foreign markets (including over-the-counter (“OTC”) networks). The Fund will invest in large and medium capitalization companies. The Sub-Advisor expects that, from time to time, a significant portion of its assets will be invested in the U.S. The Fund may invest up to 10% of its total assets in securities of issuers located in emerging market countries.

Under normal market conditions, the Fund intends to invest at least 80% of its net assets (plus any borrowings made for investment purposes) in equity securities. The Fund expects that, from time to time, a significant portion of its assets will be invested in the U.S. For temporary defensive purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations, and short-term U.S. Government securities.

The Sub-Advisor’s investment process is driven by multidimensional, risk/return-focused portfolio construction and utilizes a combination of quantitative and fundamental analyses to select securities for a high active share portfolio. The process employs a disciplined, rules-based buy/sell decision-making process that seeks to adapt to changing markets and opportunity sets in a risk-controlled environment. The “quantitative” analysis statistically analyzes large amounts of data at the individual company and market level, and uses complex multi-factor algorithms that incorporate fundamentals, ESG (Environmental, Social and Corporate Governance) and market-based factors to rank and identify high alpha potential securities from among 5,000-7,000 publicly listed equities across all regions and sectors. The “fundamental” analysis involves assessing these high alpha-potential investments based on business model sustainability, resilience and persistence, and examines revenue, earnings, cash flow, regional and sector competitive dynamics and other financial and economic indicators, along with ESG practices and procedures.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).

The Fund seeks to outperform the MSCI World Developed Index®.

Investment Risks

The principal and other risks are presented below. All investments carry a certain amount of risk, and the Funds cannot guarantee that they will achieve their investment objective. The value of each Fund’s investments will fluctuate with market conditions, and the value of your Fund Shares also will vary. A Fund could lose money, or its performance could trail that of other investment alternatives. The following provides additional information about each Fund’s principal and other risks. It is important that you review and understand these risks before making an investment in a Fund.

Principal Risks. Below is a list of principal risks associated with each Fund and the Fund(s) to which the risk applies.

American Depositary Receipts ADRs. (All Funds except the Generosity Equity 50 Fund) ADRs are certificates evidencing ownership of shares of a foreign issuer issued by depository banks and generally trade in U.S. Dollars on an established market in the United States. ADRs may be either sponsored or unsponsored. Sponsored ADRs are organized with the cooperation of the foreign issuer; while unsponsored ADRs are organized without the cooperation of the foreign issuer and involve additional risks because U.S. reporting requirements do not apply.

ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. Also while the ADRs in which the Fund may invest are traded in U.S. Dollars, the securities underlying the ADR are denominated in foreign currencies and are subject to currency risk. See Foreign Securities, Depositary Receipts, Emerging Market and Foreign Currency Risks below.

Algorithm Risk (All Funds except the Core Equity Fund) The Advisor and a Sub-Advisor may rely on algorithms that were either developed internally or by third- parties. Algorithm design is vulnerable to risks, such as biased logic, flawed assumptions or analysis, inappropriate modeling techniques, coding errors, and identifying spurious patterns. The algorithms may not consider prevailing market conditions. While the Advisor, Sub-Advisor and third parties have standards governing the development, testing and monitoring of algorithms that are used, there is a risk that the algorithms and associated software may not perform as intended for various reasons, including unintended consequences due to modifications to the algorithms or underlying software code.

Cybersecurity Risk. (All Funds) Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer (including shareholder information), or proprietary information, or cause the Fund, Advisor, Sub-Advisor and/or service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to trade Shares may be affected. Companies in which the Fund invests could be the victims of a cyber-attack which could cause serious business disruption and/or reputational damage, causing the value of its securities to decline resulting in a decline in the Fund’s NAV.

Equity Securities Risk. (All Funds) In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions along with other factors.

ETF Risks. (All Funds) The Fund are ETFs, and, as a result of this structure, they are exposed to the following risks:

Authorized Participants, Market Makers, and Liquidity Providers. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with a Fund and a Fund may have a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace for Shares. If either: (i) a significant number of APs exit the business or otherwise become unwilling or unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions, Shares may trade at a material discount to NAV and possibly face delisting.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions charged by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares are bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the intra-day NAV (premium) or less than the intra-day NAV (discount) due to supply and demand for Shares. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Tracking Error Risk. (Generosity 50 Equity Fund only) The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the Index. Tracking error may result because the Fund incurs fees and expenses, while the Index does not. Tracking error may also occur because of differences between the securities held by the Fund and those in the Index, portfolio transaction costs, holding uninvested cash, accounting and timing differences of the accrual of dividends and income, the requirements to maintain pass-through tax treatment, acceptance of custom or cash baskets, and timing of changes to the Index to name a few. This risk maybe heightened during times of increased market volatility or other unusual market conditions.

Trading. Although Shares are listed for trading on the NYSE Arca (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

An exchange or market may close early, close late or issue trading halts on specific securities and trading in certain securities may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the Share price, and/or result in the Fund being unable to trade certain securities. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. If trading in the Shares halts, investors may be temporarily unable to trade Shares. Shares, like shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases. Also, if the Fund invests in foreign securities investors may be unable to trade Shares on days when the primary foreign exchange on which the Fund’s securities are traded is open, while the Fund’s trading markets are closed.

Foreign Securities, Depositary Receipts, Emerging Market and Foreign Currency Risks. (Social Values, Climate and Social Justice Funds)

Foreign Securities. The price volatility of foreign securities may be greater than that of securities of U.S. securities because of factors including political, social or economic instability, changes in interest and currency exchange rates, changes in tax and regulatory policy, differences in legal systems and accounting standards, and more or less regulation of issuers and financial intermediaries. These factors may cause a decline in the value of the Fund’s holdings to change quickly and unpredictably.

Foreign securities be subject to risk of loss not typically associated with U.S. issuers. Loss may result because of more or less foreign government regulation, less public information, less stringent investor protections and disclosure standards, less liquid, developed or efficient trading markets, greater volatility and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from, among other things, deteriorating economic and business conditions in other countries, including the United States, regional and global conflicts, the imposition of exchange controls (including repatriation restrictions), sanctions, foreign taxes, confiscation of assets and property, trade restrictions (including tariffs), expropriations and other government restrictions by the United States and other governments, higher transaction costs, difficulty enforcing contractual obligations or from problems in share registration, settlement or custody. The Fund or the Sub-Advisor may determine not to invest in, or may limit its overall investment in, a particular issuer, country or geographic region due to, among other things, heightened risks regarding repatriation restrictions, confiscation of assets and property, expropriation or nationalization. Geopolitical developments in certain countries in which the Fund may invest have caused, or may in the future cause, significant volatility in financial markets. For example, the United Kingdom withdrew from the European Union in January 2020 (commonly known as “Brexit”) and the trade dispute between the United States and China. These and other geopolitical developments may result in increased market volatility and cause additional market disruption on a global basis could negatively impact the value of the Fund’s investments.

Depositary Receipts. Depositary receipts (“DRs”), such as ADRs, EDRs and GDRs, are certificates evidencing ownership of shares of a foreign issuer issued by depositories such as banks, trust companies or similar financial institutions. DRs generally trade on an established U.S. or foreign market and may trade in U.S. Dollars or another currency. DRs pose the same risks as the underlying shares and additional risks. DRs may be sponsored or unsponsored. Sponsored DRs are organized with the cooperation of the issuer; while unsponsored DRs are organized without the cooperation of the issuer and involve additional risks because certain reporting requirements do not apply, and available information concerning the issuer may not be as current as for sponsored DRs and voting rights of the deposited securities are not passed through to the holders.

Emerging Markets. The Fund’s investments in emerging market issuers present risks in addition to those of foreign securities: Emerging markets may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed markets. Emerging markets often have less uniformity in accounting and reporting requirements, less reliable securities valuations and greater risk associated with custody of securities than developed foreign markets. The currencies of emerging market countries tend to be more volatile.

Investing in emerging markets is subject to a greater risk of loss than investing in more developed markets. Emerging markets may have greater potential for market volatility, lower trading volume, higher levels of inflation, political, social and economic instability; a greater risk of market disruptions or shutdowns; more governmental limitations on foreign investments than generally found in more developed markets; and present a greater risk of expropriation, confiscatory taxation, nationalization, capital controls, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital. Issuers may not be subject to the same degree of regulation and regulatory oversight, accounting standards or auditor oversight as those in more developed countries, and information about the issuers or securities may be less reliable or complete. Further, emerging markets often have less reliable securities valuations and greater risks associated with custody of securities than developed markets. Legal systems may be less developed creating significant obstacles to the ability of shareholders to enforce it rights and limiting their legal remedies. Certain emerging market countries may also lack the infrastructure necessary to attract large amounts of foreign trade and investment. Local securities markets in emerging market countries may trade a small number of securities and may be unable to respond effectively to changes in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times. Settlement procedures in emerging market countries are frequently less developed and reliable than those in the U.S. and other developed countries and significant delays may occur in in registering the transfer of securities. Settlement or registration delays or failures may make it more difficult for the Fund to value its portfolio and could cause the Fund to miss attractive investment opportunities.

Foreign Currency Risk. Because certain of the Fund’s investments are denominated in foreign currencies and its NAV is determined in U.S. dollars, the Fund’s NAV may decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar or if there are delays or limits on repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning.

When the Fund buys or sells a security denominated in a foreign currency it will incur costs in converting the currency from or to U.S. Dollars. Similarly, when the Fund receives a dividend or other distribution in a foreign currency it will incur currency conversion costs. Currency conversion costs are affected by a number of factors including government exchange controls, devaluation of the currency, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions, and can at times be high. These costs are borne by the Fund.

Global Events Risk. (All Funds) Local, regional or global events such as war, acts of terrorism, natural or environmental disasters (such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena), the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.

The recent outbreak of an infectious respiratory illness, COVID-19, has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, defaults, bankruptcies and other significant economic impacts. Certain markets experienced temporary closures, reduced liquidity and increased trading costs.

These events will have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s net asset value. Other infectious illness outbreaks in the future may result in similar impacts.

Government Debt Risk. (All Funds) The total public debt of the United States and other countries around the globe as a percent of gross domestic product has grown rapidly since the beginning of the 2008 financial downturn. Further, recent Congressional stimulus actions taken in response to the COVID-19 pandemic have accelerated the growth in the U.S. public debt. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented.

A high national debt level may increase market pressures to meet government funding needs, which may drive debt costs higher and cause a country to sell additional debt, thereby increasing refinancing risk. A high national debt also raises concerns that a government will not be able to make principal or interest payments when they are due. In the worst case, unsustainable debt levels can cause declines in the valuation of currencies and prevent a government from implementing effective counter-cyclical fiscal policy in economic downturns.

Index Investing Risks. (Generosity 50 Equity Fund) The Fund is not actively managed and attempts to track the Index and as a result is exposed to the following risks:

Calculation Methodology Risk. The Index relies on various sources of information to assess the criteria of Index constituents, including information that may be based on assumptions and estimates. Neither the Fund, Index

Provider, Advisor nor Sub-Advisor can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of constituent issuers, nor can they guarantee the availability or timeliness of the production of the Index.

Concentration Risk. The Fund attempts to track the performance of the Index which may, from time to time, be concentrated in a single industry or group of industries and the Fund also will concentrate its investments to approximately the same extent. By so concentrating, the Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries.

Correlation Risk. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

Passive Investment Risk. The Fund is not actively managed, and the Advisor or Sub-Advisor do not attempt to take defensive positions under any market conditions, including volatile or declining markets.

Industry Concentration Risk. The Index may, from time to time, be concentrated to a significant degree in securities of issuers located in a single industry or group of industries. The Fund also will concentrate its investments to approximately the same extent as the Index. By concentrating its investments in an industry or group of industries, the Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries.

Performance Risk. The Fund attempts to track the Index maintained by a third-party provider unaffiliated with the Fund, Advisor or Sub-Advisor. There can be no guarantee or assurance that the methodology used to create the Index will result in the Fund achieving positive returns or that the methodology underlying the Index or the daily calculation of the Index will be error free. Further, the value of the Index may be subject to intentional manipulation by third-party market participants. The Index may underperform other asset classes and may underperform other similar indices. Each of these factors could have a negative impact on the performance of the Fund.

Sampling Risk. To the extent the Fund uses a representative sampling approach, it will hold a smaller number of securities than are in the Generosity Index. As a result, an adverse development respecting a security held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Generosity Index. Conversely, a positive development relating to a security in the Generosity Index that is not held by the Fund could cause the Fund to underperform the Generosity Index. To the extent the assets in the Fund are smaller, these risk will be greater.

Large Shareholder Redemption Risk. (All Funds) Certain large Shareholders, including APs, seed investors or lead market makers, may from time to time own (beneficially or of record) or control a significant percentage of a Fund’s shares. Redemptions by these account holders of their Shares may impact the Fund’s liquidity and NAV. Such redemptions may also force the Fund to sell securities at a time when it would not otherwise do so, which may increase the Fund’s brokerage costs and impact shareholder taxes.

Management and Strategy Risk. (All Funds) The Fund was recently organized with no operating history. In addition, the Advisor and Sub-Advisor have not previously managed an ETF, which may increase the risks of investing in the Fund. As a result, prospective investors have no track record or history on which to base their investment decision.

Market Capitalization Risks. (All Funds) Large-capitalization companies tend to be more mature and less volatile than smaller capitalization companies but may have fewer opportunities for growth and be unable to attain the high growth rates of successful, smaller companies. Mid-capitalization companies generally tend to be more volatile, less liquid and more likely to be adversely affected by poor economic or market conditions than securities of larger companies. Mid-capitalization companies may have limited product lines, markets or financial resources, and be dependent upon a limited management group.

Master Limited Partnership Risk (MLP). (Core Equity Fund) MLP interests or “units” are traded on securities exchanges like shares of corporate stock and are treated for U.S. federal tax purposes as partnerships. An investment in MLP units involves some risks which differ from an investment in the common stock of a corporation. Holders of MLP units generally have limited control and voting rights on matters affecting the partnership. The value of an MLP depends largely on the MLPs being treated as partnerships for tax purposes. If an MLP loses that treatment, it would be taxed as a corporation and there could be a material decrease in the value of its securities. Also, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to MLP investors than investors in a corporation and investors in MLPs may be liable under certain circumstances for amounts greater than the amount of their investment.

Currently, most MLPs operate in the energy, natural resources and real estate sectors. To the extent that an MLP’s interests are all in a particular industry, the value of an MLP will be negatively impacted by economic events adversely impacting that industry.

Real Estate Investment Trust (REIT) Risk. (Social Values, Climate and Social Justice Funds) A REIT is a corporation or business trust that invests in real estate and derives its income from rents or sales of real property or interest on loans secured by mortgages on real property. The market value of REITs may be affected by numerous factors, such as decreases in the value of real estate, vacancies, decreases in lease rates, defaults by lessees, changes in interest rates, changes in the tax laws or by their inability to qualify for the tax-free pass-through of their income.

Securities Lending Risk. (All Funds) The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Stock Market Volatility Risk. (All Funds) Stock markets are volatile, move in cycles and can decline significantly in response to adverse issuer, political, regulatory, market, economic developments, global events or other factors. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

Thematic Investing Risk. (Generosity 50 Equity, Social Values, Climate and Social Justice Funds) Applying thematic criteria to the investment process of the Fund may exclude securities of certain issuers for non-investment reasons and the Fund may forgo some market opportunities available to funds that do not use thematic criteria. The Fund's incorporation of thematic considerations may affect its exposure to certain sectors and/or types of investments, and may adversely impact the Fund's performance depending on whether such sectors or investments are in or out of favor in the market and the Fund may not perform as well as other funds that do not apply such criteria.

U.S. Investing Risk. (All Funds except the Social Values Fund) Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities in which the Fund invests.

The total public debt of the United States (as well as that of other countries) as a percent of gross domestic product has grown rapidly since the beginning of the 2008 financial downturn. Further, recent Congressional actions taken in response to the COVID-19 pandemic have accelerated the growth in the U.S. public debt. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented.

On August 5, 2011, Standard & Poor's Ratings Services lowered its long-term sovereign credit rating on the United States one level to "AA+" from "AAA”. While Standard & Poor's Ratings Services affirmed the United States' short-term sovereign credit rating as "A-1+”, there is no guarantee that Standard & Poor's Ratings Services will not lower this rating in the future. Standard & Poor's Ratings Services stated that its decision was prompted by its view on the rising public debt burden and its perception of greater policymaking uncertainty. The market prices and yields of securities supported by the full faith and credit of the U.S. Government may be adversely affected by Standard & Poor's Ratings Services decisions to downgrade the long-term sovereign credit rating of the United States.

Valuation Risk – U.S. Only Portfolio. (Generosity 50 Equity Fund) The price the Fund could receive upon the sale of a security may differ from the value used by the Index, particularly for securities that trade in low volumes or during volatile markets or that are valued using a fair value methodology as a result of trade suspensions or halts, the Fund’s inability to obtain a price or for other reasons. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund’s shares, e.g., regular and unscheduled market closes.

Valuation Risk – Global Portfolios. (Core Equity, Social Values, Climate and Social Justice Funds) The price the Fund could receive upon the sale of a security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, the value of the Fund’s securities may change on days or during time periods when shareholders will not be able to purchase or sell the Shares, e.g., regular and unscheduled market closes. Also, foreign exchanges may be open on days when the Fund does not price its Shares, the value of the Fund’s foreign securities may change on days when investors will not be able to purchase or sell the Fund’s Shares. The Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues or otherwise.

Other Risks

Early Close/Late Close/Trading Halt Risk. (All Funds) An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. The ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s Shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses. If trading in the Fund’s shares halt, investors may be temporarily unable to trade shares of the Fund.

Over-the-Counter Markets. (Core Equity, Climate and Social Justice Funds) Securities traded in OTC markets may trade in smaller volumes, and their prices may be more volatile, than securities principally traded on securities exchanges. Such securities may be less liquid than more widely traded securities. In addition, the prices of such securities may include an undisclosed dealer markup, which the Fund pays as part of the purchase price.

Tax Risk. (All Funds) To qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must meet the Income Test, Diversification Test and Distribution Test, as more fully described in the Prospectus under “Taxes”. The Generosity 50 Fund’s ability to track the Index will potentially be limited by the its intention to qualify for such treatment, If a Fund were to fail to qualify for the special tax treatment and was ineligible or unable to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the Fund level. Please see the prospectus and Statement of Additional Information for more information.

Temporary Investments Risk. (All Funds except the Generosity 50 Equity Fund) Temporary investments are defensive measures that are in response to adverse market, economic, political, or other conditions as determined by the Advisor or Sub-Advisor. Such measures could include, but are not limited to, investments in (1) highly liquid short-term fixed income securities issued by or on behalf of corporate issuers, obligations of the U.S. Government and its agencies, commercial paper, and bank certificates of deposit and (2) other money market instruments. The Fund may not achieve its investment objectives during temporary defensive periods.

Portfolio Holdings Disclosure

Information about each Fund's daily portfolio holdings is available on the Trust’s website, www.uncommonETFs.com. A complete description of each Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (“SAI”).

MANAGEMENT OF THE FUND

Investment Advisor

Uncommon Investment Advisors LLC (“Advisor”) serves as investment advisor to each Fund. The Advisor is a Delaware limited liability company registered as an investment advisor under the Investment Advisers Act of 1940. The Advisor’s address is 75 Virginia Road, 2nd Floor, North White Plains, NY 10603. The Advisor commenced operations in ---------- 2020; and, as of September 30, 2020, the Advisor had no assets under management.

The Trust intends to file an application for an exemptive order with the Securities and Exchange Commission to employ a “manager of managers” structure which would permit the Advisor, subject to the oversight of the Board of Trustees of the Fund (the “Board”) to enter into new or modified sub-advisory agreement with existing or new sub-advisers for the Funds, without obtaining approval from Shareholders (the “Exemptive Relief”). If the proposed Exemptive Relief is granted by the SEC, the Funds will be required to notify Shareholders of the hiring of a new sub-advisor within 90 days of the hiring. There are no assurances that the SEC will grant the Exemptive Relief for the manager of managers structure.

Under the supervision of the Board of Trustees, pursuant to the Investment Advisory Agreement between the Advisor and the Trust with respect to each Fund, the Advisor is responsible for providing an investment management program for each Fund and overseeing the day-to-day operations of each Fund’s portfolio. The Advisor continuously reviews, supervises, and administers each Fund's investment program and operations. For its services, the Advisor is entitled to receive a management fee from each Fund. The management fee is a unitary fee and the Advisor also arranges and pays for sub-advisory, transfer agency, custody, fund administration, distribution and all other normal services necessary for each Fund to operate except brokerage costs, interest on borrowings, litigation expenses, taxes and extraordinary expenses of the Fund. The Board of Trustees may terminate the Investment Advisory Agreement upon not less than sixty days’ notice.

Fund	Contractual Fee
Generosity 50 Equity Fund	0.65%
Core Equity Fund	0.65%
Social Values Fund	0.75%
Climate Fund	0.70%
Social Justice Fund	0.70%

Disclosure regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement between the Advisor and the Funds will be available in each Fund’s first annual or semi-annual Report to Shareholders.

Sub-Investment Advisors. To assist in the daily management of the Funds’ portfolios, the Advisor has entered in sub-advisory agreements with respect to each Fund with sub-advisors (each, a “Sub-Advisor”, together, “Sub-Advisors”) (each, a “Sub-Advisory Agreement” and together, the “Sub-Advisory Agreements”). The basis for the Board's approval of each Sub-Advisory Agreement will be available in each applicable Fund’s first annual or semi-annual Report to Shareholders. Each Sub-Advisor is compensated by the Advisor from the management fee paid to the Advisor by the respective Fund.

Sub-Advisor –Generosity 50 Equity Fund

Investment Research Partners, LLC. Investment Research Partners, LLC (“Investment Research”) is responsible for managing the portfolio of investments of the Generosity 50 Equity Fund. Investment Research has been in business as an independently registered investment adviser since June 2019 and provides sub-advisory, financial consulting and other consulting services to other investment advisers in managing their clients’ assets. As of October 31, 2020, Investment Research had regulatory assets under management of approximately $XXX.X million ($XXX.X) million managed on a discretionary basis and $XXX.X million on a non-discretionary basis). Investment Research is located at 801-1 Pike Street Lemont, PA 16851

Portfolio Managers. The following individual(s) serve as portfolio managers for the Generosity 50 Equity Fund and are primarily responsible for the day-to-day management of the Fund’s portfolio.

Martin Wildy, CFA, Portfolio Manager. Mr. Wildy is portfolio manager of the Generosity 50 Equity Fund. Prior to co-founding Investment Research Partners in June 2019, Martin oversaw three income- and dividend-focused portfolios for Eventide Asset Management (January 2015 – May 2019). Martin was also with Aris Wealth Services (September 2006 – December 2014) and at 1620 Investment Advisors, Inc.

Brett Greenfield, CFP, CSRIC, Portfolio Manager. Mr. Greenfield is portfolio manager of the Generosity 50 Equity Fund and a partner of Investment Research. Prior to joining Investment Research in 2019, Brett served as a portfolio manager at AssetMark focusing on ESG and sustainable investing and with Aris Wealth Services, which was acquired by AssetMark (from 2006 to 2019).

The SAI provides additional information about each portfolio manager’s compensation structure, other managed accounts and ownership of securities in the Generosity 50 Equity Fund.

Sub-Advisor - Core Equity Fund

Portfolio Design Advisors, Inc. Portfolio Design Advisors is responsible for managing the portfolio of investments of the Core Equity Fund; it was founded in 2009 and serves wealth managers, financial advisors, select institutional clients, and high-net-worth individuals and families. As of October 31, 2020, Portfolio Design Advisors had regulatory assets under management of approximately $[ ] million ($[ ] million managed on a discretionary basis and $[ ] million on a non-discretionary basis). Portfolio Design Advisors is located at 9055 East Mineral Circle, Suite 100, Centennial, CO 80112.

Portfolio Managers. The following individuals serve as portfolio managers for the Core Equity Fund and are primarily responsible for the day-to-day management of the Fund’s portfolio.

Wes Strode, CFA, Senior Portfolio Manager. Mr. Strode is Senior Portfolio Manager and, along with Mr. Knipping, is responsible for the management of the Portfolio Design Advisors model portfolios which include mutual funds, stocks, bonds and ETFs. Mr. Strode has been with Portfolio Design Advisors since 2012. Prior thereto, he was with State Street Bank &Trust and Old Mutual Capital in investment analysis, management, and other positions. Mr. Strode has held the Chartered Financial Analyst designation since 2010.

Paul Knipping, CFA, Portfolio Manager. Mr. Knipping, along with Mr. Strode, is responsible for the management of the Portfolio Design Advisors model portfolios. These portfolios include mutual funds, stocks, bonds and ETFs.

Mr. Knipping has held positions in investment banking, mutual fund analytics, and equity trading with large financial institutions including Oppenheimer Funds and Lipper. Mr. Knipping attended the University of Colorado where he studied finance and has held the Chartered Financial Analyst designation since 2014.

The SAI provides additional information about each portfolio manager’s compensation structure, other managed accounts and ownership of securities in the Core Equity Fund.

Sub-Advisor –Social Values Fund, Climate Fund and Social Justice Fund

Promethos Capital, LLC. Promethos Capital is responsible for managing the portfolio of investments of the Social Values Fund, Climate Fund and Social Justice Fund. Promethos Capital is an employee-owned and majority women-owned investment firm. It was founded in 2019 and provides intentional investment strategies to institutional and retail clients. Promethos manages global and international equity strategies on three platforms of social values/justice, gender lens and climate/sustainability. As of October 31, 2020, Promethos Capital had regulatory assets under management of approximately $[ ] ($XX.X million managed on a discretionary basis and $XX.X million on a non-discretionary basis). Promethos Capital is located at 75 Virginia Road, 2nd Floor, Suite V1, North White Plains, NY 10603, with an office 175 Federal Street, Boston MA 02110.

Portfolio Manager

Ivka Kalus, Portfolio Manager. Ivka is Chief Investment Officer, Co-founder and Managing Member of Promethos Capital, and is responsible for managing the Funds’ portfolios. Before co-founding Promethos Capital in 2019, Ivka was lead portfolio manager of International Strategies at Boston Advisors, LLC from 2015 to 2019. Prior to Boston Advisors, she was a senior portfolio manager at Pax World Management LLC, where she managed the Pax World International Fund and the Pax World Global Women's Equality Fund. Before Pax World, she managed international and global portfolios at State Street Global Advisors and Baring Asset Management and was a global equity analyst at Independence Investments and at Putnam Investments.

The SAI provides additional information about the portfolio manager’s compensation structure, other managed accounts, and ownership of securities in each Fund.

Other Service Providers: Administrator, Distributor, Transfer Agent and Custodian, Counsel to the Trust and Independent Auditors

Ultimus Fund Solutions, LLC, located at 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246, provides fund accounting and administrative services to the Funds (the “Administrator”).

Northern Lights Distributors, LLC, located at 4221 North 203rd Street. Suite 100, Elkhorn, NE 68022, distributes shares of the Funds (the “Distributor”).

Brown Brothers Harrriman & Co., located at 50 Post Office Square, Boston, MA 02110, provides transfer agency services for the Funds (the “Transfer Agent”).

Brown Brothers Harrriman & Co., located at 50 Post Office Square, Boston, MA 02110, provides custody services for the Funds (the “Custodian”).

Stradley Ronon Stevens & Young, LLP, located at 191 North Wacker Drive, Suite 1601, Chicago, IL 60606, serves as legal counsel to the Funds and the independent trustees (“Trust Counsel”).

CohnReznick LLP, located at 200 S Wacker Drive, Chicago, Illinois 60606, serves as independent registered public accounting firm for the Funds (the “Independent Auditors”).

HOW TO BUY AND SELL SHARES

Each Fund issues and redeems Shares at NAV only in Creation Units of XX,000 Shares. Only APs may acquire Shares directly from a Fund, and only APs may tender their Shares for redemption directly to a Fund, at NAV. An AP must be (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC, a clearing agency that is registered with the SEC; or (ii) a DTC participant (as discussed below). In addition, each AP must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Once created, Shares trade in the secondary market in quantities less than a Creation Unit. APs may acquire Shares directly from the Fund, and APs may tender their Shares for redemption directly to the Fund, at NAV per Share, only in Creation Units, and in accordance with the procedures described in the SAI.

Under normal circumstances, the Funds process orders for the purchase and redemption of Creation Units at the NAV next calculated after an order has been received in proper form by the Distributor. However, the Funds reserve the right, including under stressed market conditions, to take up to seven days after the receipt of a redemption request to pay an AP, all as permitted by the 1940 Act. If a Fund has foreign investments in a country where local market holiday(s) prevent the Fund from delivering such foreign investments to an AP in response to a redemption request, the Fund may take up to 15 days after the receipt of the redemption request to deliver such investments to the AP. The Funds anticipate meeting redemption requests either by paying redemption proceeds to an AP primarily through in-kind redemptions or in cash. Cash used for redemptions will be raised from the sale of portfolio assets or may come from existing holdings of cash or cash equivalents.

Most investors buy and sell Shares in secondary market transactions through brokers. Shares are listed for trading on the Exchange and also trade in the secondary market; and can be bought and sold throughout the trading day like other publicly traded securities. There is no minimum investment. Shares of the Funds will trade on the Exchange under the following symbols:

Fund	Symbol
Uncommon Generosity 50 Equity ETF	UGEN
Uncommon Portfolio Design Core Equity ETF	UGCE
Uncommon Promethos International Social Values ETF	UGCV
Uncommon Promethos Global Climate Resilience ETF	UGCR
Uncommon Promethos Global Social Justice ETF	UGSJ

Although Shares generally are purchased and sold in “round lots” of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller “odd lots,” at no per Share price differential.

When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. In addition, because secondary market transactions occur at market prices, you may pay more than NAV when you buy Shares and receive less than NAV when you sell those Shares.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares. Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” through your brokerage account.

Share Trading Prices on the Exchange

The market price of Shares may be below (at a discount), at, or above (at a premium) their most recently calculated NAV and can be affected by market forces of supply and demand for Shares, the prices of the Fund’s portfolio.

Frequent Purchases and Redemptions of Shares

The Funds impose no restrictions on the frequency of purchases and redemptions of Shares. In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by Fund shareholders. Purchases and redemptions by APs, who are the only parties that may purchase or redeem Shares directly with the Funds, are an essential part of the ETF process and help keep Share trading prices in line with NAV. As such, the Funds accommodate frequent purchases and redemptions by APs. However, frequent purchases and redemptions for cash may increase tracking error and portfolio transaction costs and may lead to the realization of capital gains. To minimize these potential consequences of frequent purchases and redemptions, the Funds employ fair value pricing and may impose transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by the Funds in effecting trades. In addition, the Funds reserve the right to reject any purchase order at any time.

Continuous Offering

The method by which Creation Units of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of shares are issued and sold by the Fund on an ongoing basis, a "distribution," as such term is used in the Securities Act, may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms also should note that dealers who are not "underwriters" but are effecting transactions in Shares, whether or not participating in the distribution of Shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3)(C) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not "underwriters" but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions), and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act only is available with respect to transactions on a national exchange.

Investments by Registered Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including Shares. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in section 12(d)(1), subject to certain terms and conditions, including that such investment companies enter into an agreement with the Funds.

DETERMINATION OF NET ASSET VALUE

Each Fund's NAV is calculated as of the close of regular trading on the NYSE, generally 4:00 p.m. Eastern Time, each day the NYSE is open for business. For each Fund, to calculate the NAV, the Fund adds up the total assets, subtracts its total liabilities, and divides the result by the number of shares outstanding.

In calculating its NAV, each Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. The values of non-U.S. dollar denominated securities are converted to U.S. dollars using foreign currency exchange rates generally determined as of 4:00 p.m., London time. If such information is not available for a security held by a Fund or is determined to be unreliable, the security will be valued at fair value estimates under guidelines established by the Board (as described below).

Fair Value Pricing

A market price or a value for a Fund’s security may not be readily available, the prices may be deemed to be unreliable, or its value has been materially affected by events occurring before the Fund is priced, but after the close of the principal exchange or market on which the security is traded. This most commonly occurs with foreign securities traded on foreign exchanges that close many hours before the Fund is priced. Events that can affect the value of a security might be company-specific (e.g., earnings report, merger announcement) or country-specific or regional/global (e.g., economic or political news, natural or environmental disaster, act of terrorism, interest rate change) and price movements in U.S. markets that may be deemed to affect the value of a foreign security. Prices may be unavailable or unreliable on a U.S. security when: (i) a security has been de-listed or its trading has been halted or suspended and does not resume trading before the Fund is priced; (ii) a security's primary pricing source is unable or unwilling to provide a price; or (iii) a security's value is materially affected by events occurring after the close of the security's primary trading market. In these instances, the security will be fair valued. The Board has adopted procedures and methodologies to fair value (“Fair Value Procedures”) and delegated fair valuation to the Fair Valuation Committee.

The Fund will use an independent pricing service (“Pricing Service”) to calculate the fair market value of the Fund’s foreign equity securities on a daily basis. The fair market values supplied by the Pricing Service will apply valuation factors to the last sale price or the mean price and will generally reflect market trading and events that occur after the close of the applicable foreign markets of comparable securities or the value of other instruments that have a strong correlation to the fair-valued foreign securities. The Pricing Service will also take into account the current relevant currency exchange rate. The Fair Valuation Procedures also require the Fair Valuation Committee to review the processes and procedures of the Pricing Service.

From time to time, the Pricing Service may be unable or unwilling to provide a fair market value for a security, these securities will be fair valued in good faith by a Fair Valuation Committee in accordance with the Fair Valuation Procedures adopted by the Board of Trustees. For securities fair valued by the Fair Value Committee, the Fair Value Procedures require it to consider all reasonably available information that may be relevant to a particular valuation including, but not limited to, fundamental analytical data regarding the issuer, information relating to the issuer's business, recent trades or offers for the security, prices of comparable securities, general and/or specific market conditions and the specific facts giving rise to the need to fair value the security. In these cases and those valued by the Pricing Service, the Fund’s NAV will reflect the securities’ fair value rather than their last market price. Because Fair Valuation involves subjective judgments, fair valuation may result in a price materially different from the prices used by other funds to determine net asset value, market prices when they become available or when a price becomes available, or from the price that may be realized upon the actual sale of the security. The Board of Trustees has delegated execution of these procedures to a Fair Valuation Committee composed of one or more officers from each of the (i) Fund’s management, (ii) administrator, (iii) Sub-Advisor and (iv) Advisor. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board of Trustees reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Each Fund intends to pay out dividends, if any, and distribute any net realized capital gains to its Shareholders at least annually. The Funds will declare and pay income and capital gain distributions in cash. Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

Taxes

The following is a summary of some important U.S. federal income tax issues that affect the Fund and its Shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a comprehensive explanation of the tax treatment of the Fund, or the tax consequences of an investment in the Fund. This summary does not apply to Shares held in an individual retirement account (“IRA”) or other tax-qualified plans, which are generally not subject to current tax. Transactions relating to shares held in such accounts may, however, be taxable at some time in the future. More information about taxes is located in the SAI.

The Tax Cuts and Jobs Act (the “Tax Act”) made significant changes to the U.S. federal income tax rules for taxation of individuals and corporations, generally effective for taxable years beginning after December 31, 2017. Many of the changes applicable to individuals are temporary and only apply to taxable years beginning after December 31, 2017 and before January 1, 2026. There are only minor changes with respect to the specific rules applicable to a regulated investment company, such as the Funds. The Tax Act, however, made numerous other changes to the tax rules that may affect Shareholders and the Funds. You are urged to consult your tax adviser regarding specific questions as to federal, state, and local income taxes, including specific guidance regarding the impact of the Tax Act on the tax effects of your investment in a Fund.

Each Fund has elected and intends to continue to qualify to be taxed as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code. To qualify as a RIC, each Fund must, among other requirements, meet certain source-of-income (the “Income Test”), quarterly asset diversification (the “Diversification Test”) and distribution requirements (the “Distribution Test”). As a RIC, each Fund generally will not be subject to federal income or excise tax if it distributes its income as required by the tax law and satisfies certain other requirements that are described in the SAI.

Satisfaction of the Income Test requires each Fund to derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of stock or other securities, net income from certain qualified publicly traded partnerships or other income derived with respect to the Fund’s business of investing in such stock or securities. Some of the income that the Funds might earn may not be qualifying income for purposes of the Income Test (the “Non-Qualifying Income”). Each Fund intends to monitor its investments to ensure that any Non-Qualifying Income is limited to a maximum of 10 percent of its gross income for each taxable year.

The Diversification Test requires each Fund, at the close of each quarter of the Fund's taxable year, at least 50% of the value of each Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers as to which: (a) the Fund has not invested more than 5% of the value of its total assets in securities of the issuer; and (b) the Fund does not hold more than 10% of the outstanding voting securities of the issuer, and no more than 25% of the value of each Fund's total assets may be invested in the securities of: (1) any one issuer (other than U.S. government securities and securities of other regulated investment companies); (2) two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses; or (3) one or more qualified publicly traded partnerships.

The Distribution Test requires each Fund to distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), before taking into account any deduction for dividends paid, and 90% of its tax-exempt income, if any, for the year.

There can be no assurance that a Fund will be successful in meeting the three Tests and qualify as a RIC. If a Fund failed to qualify as a RIC accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before re-qualifying as a RIC that is accorded special tax treatment. The remainder of this discussion assumes that the Fund will qualify as a RIC.

A Fund may be subject to a nondeductible 4% excise tax if it fails to currently distribute an amount equal to specified percentages of its ordinary taxable income and capital gain net income (excess of capital gains over capital losses) by the end of each calendar year. Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax. The balance of this discussion assumes the fund qualifies as a RIC.

Unless you purchased your Shares through a tax-exempt entity or tax-advantaged account, such as an IRA plan, you need to be aware of the possible tax consequences when a Fund makes distributions, when you sell your Shares listed on the Exchange, and when you purchase or redeem Creation Units (institutional investors only). Any income a Fund receives is paid out, less expenses, in the form of dividends to its shareholders. Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or reinvest them in additional shares.

Dividends are generally taxable as ordinary income except the portion designated as a long-term capital gain distribution. The tax rate on long-term capital gains is lower than ordinary income. You will receive a long-term capital gain distribution if the Fund sells securities that have been held for more than one year; the length of time you have held shares of the Fund does not matter for this purpose. Your holding period for Fund shares matters only when you sell your Shares. An exchange of Shares is considered a sale, and any related gains may be subject to applicable taxes. Dividends are taxable in the year for which they are paid, even if they appear on your account statement in the following year.

If you are a taxable investor and invest in the Fund shortly before it makes a capital gain distribution, some of your investment may be returned to you in the form of a taxable distribution. Fund distributions will reduce the NAV per share. Therefore, if you buy Shares after the Fund has experienced capital appreciation but before the record date of a distribution of those gains, you may pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution. This is commonly known as “buying a dividend.”

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

A Fund may be required to withhold U.S. federal income tax (presently at the rate of twenty four percent (24%) on all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.

Federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the IRS on the Funds’ shareholders’ Consolidated Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Funds have chosen average cost as the standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way a Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund’s standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate IRS regulations or consult your tax advisor with regard to your personal circumstances.

For those securities defined as “covered” under current IRS cost basis tax reporting regulations, the Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Fund is not responsible for the reliability or accuracy of the information for those securities that are not “covered.” The Funds and their service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

You will be notified in January each year about the federal tax status of distributions made by a Fund. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

Foreign shareholders may be subject to special withholding requirements. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax advisor about the federal, state and local tax consequences in your particular circumstances.

PREMIUM/DISCOUNT INFORMATION

Each Fund is new and therefore does not have any information regarding the number of days that Shares traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the applicable Fund. This information for the most recently completed calendar year, and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter) is available at www.uncommonETFs.com.

INDEX PROVIDER

[A major index provider] the Index Provider for the Generosity 50 Index and is not affiliated with the Trust, Advisor. Any Sub-Advisor Street, the Distributor or any of their respective affiliates. The Index Provider is a resource for index-based concepts, data and research. The Index Provider provides financial, economic and investment information and analytical services to the financial community. The Index Provider calculates and maintains the Index.

SHAREHOLDER REPORTS AND OTHER INFORMATION

Householding is an option available to certain investors of the Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Funds is available through certain brokers and financial intermediaries. If you are interested in enrolling in householding and receiving a single copy of the Prospectus and other shareholder documents, please contact your broker or financial intermediary. If you currently are enrolled in householding and wish to change your householding status, please contact your broker or financial intermediary.

FINANCIAL HIGHLIGHTS

Financial information about the Fund is not provided because, as of the date of this prospectus, the Fund has not yet commenced operations.

Additional Fund Information

Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on each Fund’s policies and operations. Additional information about a Fund’s investments will be available in the Fund’s annual and semi-annual report to shareholders. The annual reports will contain management’s discussion of market conditions and investment strategies that significantly affected the Fund’s investment return during its last fiscal year. You may obtain the SAI and shareholder reports at www.UncommonETFs.com. You may also call the Trust at _______________ between the hours of 8:30 a.m. and 7:00 p.m. Eastern time on days the Fund is open for business to request free copies of the SAI and the Fund’s annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries.

You may also obtain reports and other information about a Fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-1520.

Investment Company Act # 811-23464

For Additional Information, call __________

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Uncommon Investment Funds Trust

STATEMENT OF ADDITIONAL INFORMATION

DATED, ________________ 2020

This Statement of Additional Information (“SAI”) is not a prospectus but should be read in conjunction with a Fund’s current prospectus (dated ____, 2020). This SAI is intended to provide additional information regarding the activities and operations of the Uncommon Investment Funds Trust (the “Trust”). To obtain a current prospectus without charge please contact the Funds at [_________]or by writing to Uncommon Investment Funds Trust, 75 Virginia Road, 2nd Floor, Suite V1 North White Plains, NY 10603 or at www.uncommonETFs.com.

	Ticker/ Symbol	Principal Listing Exchange
Uncommon Generosity 50 Equity ETF	UGEN	NYSE Arca
Uncommon Portfolio Design Core Equity ETF	UGCE	NYSE Arca
Uncommon Promethos International Social Values ETF	UGCV	NYSE Arca
Uncommon Promethos Global Climate Resilience ETF	UGCR	NYSE Arca
Uncommon Promethos Global Social Justice ETF	UGSJ	NYSE Arca

TABLE OF CONTENTS	Page
Description of the Trust and the Funds
Limitation of Trustees’ Liability; Indemnification of Trustees and Other Persons
Exchange Listing and Trading
Investment Policies, Practices and Related Risks of the Funds
Investment Restrictions
Investment Practices, Securities and Related Risks
Management of the Trust
Investment Advisor
Board of Trustees
Control Persons and Principal Holders of Securities
Investment Advisory and Other Services
Investment Advisor
Sub-Investment Advisors
Distributor
Fund Services: Administrator, Transfer Agent, Custodian, Independent Registered
Public Accounting Firm, and Legal Counsel
Code of Ethics
Proxy Voting Policies
Portfolio Holdings Disclosure Policies And Procedures
Brokerage Transactions
Portfolio Turnover Rate
Book Entry Only System
Purchase And Redemption Of Shares In Creation Units
Purchases
Redemptions
Determination Of Net Asset Value
Dividends And Distributions
Federal Income Taxes
Brokerage Commissions
Financial Statements

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THE PROSPECTUS, OR IN THIS SAI INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR PRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY UNCOMMON INVESTMENT FUNDS TRUST. THIS SAI DOES NOT CONSTITUTE AN OFFERING BY UNCOMMON INVESTMENT FUNDS TRUST IN ANY JURISDICTION IN WHICH SUCH AN OFFERING MAY NOT LAWFULLY BE MADE.

DESCRIPTION OF THE TRUST, SHARES AND THE FUNDS

Uncommon Investment Funds Trust (the “Trust”) is an open-end management investment company established as a Delaware statutory trust by an Agreement and Declaration of Trust dated September 30, 2020 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (“Trustees”, “Board of Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest of separate series. Currently, the Trust consists of five series or exchange traded funds (“ETFs”): Uncommon Generosity 50 Equity ETF (“Generosity 50 Equity Fund”), Uncommon Portfolio Design Core Equity ETF (“Core Equity Fund”), Uncommon Promethos International Social Values ETF (“Social Values Fund”), Uncommon Promethos Global Climate Resilience ETF (“Climate Fund”), and Uncommon Promethos Global Social Justice ETF (“Social Justice Fund”) (each, a “Fund” and together, the “Funds”);the Trust may add additional series in the future. The Trust commenced operations on [_______, 2020].

Under the Investment Company Act of 1940, as amended (the “1940 Act”), each Fund is classified as “diversified.” A “diversified” fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer (and not more than 10% of the outstanding voting securities of an issuer). For purposes of the 75% test, cash, Government securities and securities of other investment companies are excluded.

The Trust Agreement authorizes the issuance of an unlimited number of series and shares. Each share represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share (“Share”). Each Share is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Trustees. Share certificates representing Shares will not be issued. Shares, when issued, are fully paid and non-assessable.

The Trustees have the authority from time to time to divide or combine the Shares of any series into a lesser or greater number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of the shareholders of any other series are in no way affected. The Trustees have the power to liquidate a Fund without approval of the shareholders of the Fund (“Shareholders”). In case of any liquidation of a series, the Shareholders being liquidated will be entitled to receive as a class a distribution out of the assets, net of liabilities, belonging to that Fund. Expenses attributable to a Fund are borne by that Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No Shareholder is liable to further calls or to assessment by the Trust without his or her express consent. All Shares of a Fund are subject to involuntary redemption if the Trustees determine to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax advisor.

Each Share has one vote with respect to matters upon which a Shareholder vote is required, consistent with the requirements of the 1940 Act and the rules promulgated thereunder. The Shares do not have cumulative voting rights or any preemptive or conversion rights. Shares of all Funds in the Trust vote together as a single class, except that if the matter being voted on affects only a particular Fund it will be voted on only by that Fund and if a matter affects a particular Fund differently from other Funds, that Fund will vote separately on such matter. As a Delaware statutory trust, the Trust is not required, and does not intend, to hold annual meetings of Shareholders.

Approval of Shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Upon the written request of Shareholders owning at least 10% of the Trust's Shares, the Trust will call a meeting of Shareholders to consider the removal of one or more Trustees and other certain matters. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the Shareholders requesting the meeting.

The Trust’s Board of Trustees oversees the overall management of the Funds and elects the officers of the Trust. A Trustee may be removed by vote of the shareholders holding not less than two-thirds of the outstanding Shares of the Trust. The Trust does not hold an annual meeting of shareholders.

Limitation of Trustees' Liability; Indemnification of Trustees and Other Persons. The Trust Agreement provides that a Trustee shall be liable only for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee. The Trust Agreement also provides that the Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust, any person who is serving or has served at the Trust's request as a Trustee, officer, trustee, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise to the extent and in the manner provided in the By-laws. However, nothing in the Trust Agreement shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee. Nothing contained in this section attempts to disclaim a Trustee's individual liability in any manner inconsistent with the federal securities laws.

For a description of the methods used to determine the Share price and value of a Fund’s assets, see “Calculating Share Price” in the Prospectus and “Determination of Share Price” in this Statement of Additional Information.

EXCHANGE LISTING AND TRADING

Shares are listed on the NYSE Arca, Inc. (the “Exchange”). Shares trade throughout the day on the Exchange and in the secondary market. There can be no assurance that a Fund will continue to meet the requirements of the Exchange necessary to maintain the listing of Shares. The Exchange will consider the suspension of trading in, and will initiate delisting proceedings of, the Shares of a Fund if (i) following the initial 12-month period beginning at the commencement of trading of the Fund, there are fewer than 50 beneficial owners of the Shares of the Fund; (ii) the Fund is no longer eligible to operate in reliance on Rule 6c-11 under the 1940 Act; (iii) the Fund fails to meet certain continued listing standards of the Exchange; or (iv) such other event shall occur or condition exists that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Fund relies on the Exchange’s generic listing standards.

The Trust reserves the right to adjust the price levels of Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the applicable Fund.

INVESTMENT POLICIES, PRACTICES AND RELATED RISKS OF THE FUNDS

Each Fund follows its own investment objectives and policies, including investment restrictions. Several of these restrictions and each Fund’s investment objectives are fundamental policies, which means that they may not be changed except by a vote of a “majority of the outstanding voting securities” of the affected Fund. A “majority of the outstanding voting securities” means the lesser of (i) 67% of the Shares represented at a meeting at which more than 50% of the outstanding shares are represented in person or by proxy, or (ii) more than 50% of the outstanding Shares. Except for the investment objectives and those restrictions specifically identified as fundamental, all other investment policies and practices described in this SAI are not fundamental and may be changed solely by approval of the Board of Trustees. The percentage minimum investment limitations are non-fundamental, which means they may be changed by the Board of Trustees subject to 60 days advance notice to shareholders (see “Non-Fundamental Restrictions” below).

Investment Restrictions

The following restrictions apply to each Fund.

Fundamental Restrictions The following limitations have been adopted by the Trust with respect to each Fund and are fundamental which means they can be changed only when permitted by law and approved by a majority of the Fund’s outstanding voting securities.

1.	Borrowing Money. The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations promulgated thereunder and any applicable interpretation or exemptive relief.
2.	Senior Securities. The Fund may not issue senior securities except to the extent permitted by the 1940 Act and any applicable exemptive relief.
3.	Underwriting. The Fund may not act as underwriter of securities issued by other persons, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended (the “Securities Act”) in connection with the purchase and sale of portfolio securities or in connection with investment in other investment companies, or to the extent permitted by the 1940 Act, the rules and regulations promulgated thereunder and any applicable exemptive relief.
4.	Real Estate. The Fund may not purchase or sell real estate, except: (i) to the extent permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief; and (ii) that it may invest in securities or other instruments directly or indirectly secured by real estate and invest in securities or other instruments issued by issuers that invest in real estate.

5.	Commodities. The Fund may not purchase or sell physical commodities except to the extent permitted by the 1940 Act or other governing statute, by the rules thereunder, or by the SEC or other regulatory agency with authority over the Fund.
6.	Loans. The Fund may not make loans to other persons, except to the extent permitted by the 1940 Act or other governing statute, by the rules thereunder, or by the SEC or other regulatory agency with authority over the Fund.
7.	Concentration. For purposes of this policy, each sector and industry is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor's Financial Services LLC. The limitations below do not apply to investments in obligations issued or guaranteed by the US Government, its agencies and instrumentalities or repurchase agreements with respect thereto.
i.	The Core Equity Fund, Social Values Fund, Climate Resilience Fund and the Social Justice Fund will not invest more than 25% of a Fund’s total assets in a particular industry or group of industries.
ii.	The Generosity 50 Equity Fund will not invest more than 25% of the Fund’s total assets in a particular industry or group of industries, except to the extent necessary to track the Generosity 50 Index.

With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken by the Fund. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above, and any borrowing by a Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act or the relevant rules, regulations or interpretations thereunder.

Non-Fundamental Restrictions. The following limitations have been adopted by the Trust with respect to each Fund and are Non-Fundamental which means that they can be changed by approval of a majority of the Board of Trustees.

1.	Pledging. The Fund may not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in Fundamental Restriction (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.
2.	Borrowing. The Fund may not purchase any security while borrowings (including reverse repurchase agreements) representing more than one-third of its total assets are outstanding.
3.	Margin Purchases. The Fund may not purchase securities or evidences of interest thereon on “margin”. This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investment techniques.

Investment Practices, Securities and Related Risks

The following table shows the investment practices of each Fund, the securities in which it may invest and related risks; those designated with a ✓ indicate that the practice, security or risk is a primary one; and those with an † indicate that while a Fund may engage in the practice or invest in the security it is not primary. Following the table is a description of the practice, security and related risk.

Investment Practice or Security	Generosity 50 Equity Fund	Core Equity Fund	Social Values Fund	Climate Fund	Social Justice Fund
Borrowing and Leveraging	†	†	†	†	†
Common Stock	✓	✓	✓	✓	✓
Depositary Receipts and Foreign Securities	NA	†	✓	✓	✓
Emerging Markets Securities	NA	NA	✓	NA	NA
Equity Securities	✓	✓	✓	✓	✓
ETF Investments	†	†	†	†	†
Foreign Currency	NA	NA	✓	✓	✓
Foreign Securities	NA	NA	✓	✓	✓
Growth v. Value Investing	✓	✓	✓	✓	✓

Investment Practice or Security	Generosity 50 Equity Fund	Core Equity Fund	Social Values Fund	Climate Fund	Social Justice Fund
Illiquid Investments	†	†	†	†	†
Insolvency of Issuers, Counterparties, and Intermediaries	†	†	†	†	†
Investment Company Securities	†	†	†	†	†
Large and Mid-Cap Securities	✓	✓	✓	✓	✓
Liquidity	†	†	†	†	†
Master Limited Partnerships (MLPs)	NA	✓	NA	NA	NA
Other Short-Term Instruments	NA	†	†	†	†
Over-the-counter-Securities	NA	†	NA	†	†
Real Estate Investment Trusts (“REITs”)	NA	†	✓	✓	✓
Securities Lending	✓	✓	✓	✓	✓
Temporary Investments	NA	NA	NA	NA	NA

Description

Borrowing and Leveraging. Subject to the limitations described under “Investment Restrictions” above, the Fund may be permitted to borrow for temporary purposes and/or for investment purposes. Borrowing for investment purposes creates leveraging which can exaggerate the effect of any increase or decrease in the value of portfolio securities held by a Fund. This borrowing may be secured or unsecured. Provisions of the 1940 Act require the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint for the Fund to sell securities at that time. Money borrowed will be subject to interest charges which may or may not be recovered by appreciation of the securities purchased, if any.

Common Stock. Common stock is an equity security that represents an ownership interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s stock price.

Depositary Receipts. Depositary receipts (“DRs”), such as ADRs, EDRs and GDRs, are certificates evidencing ownership of shares of a foreign issuer issued by depositories such as banks, trust companies or similar financial institutions. DRs generally trade on an established U.S. or foreign market and may trade in U.S. Dollars or another currency. DRs pose the same risks as the underlying shares and additional risks. DRs may be sponsored or unsponsored. Sponsored DRs are organized with the cooperation of the issuer; while unsponsored DRs are organized without the cooperation of the issuer and involve additional risks because certain reporting requirements do not apply, and available information concerning the issuer may not be as current as for sponsored DRs and voting rights of the deposited securities are not passed through to the holders.

With respect to DRs, their underlying shares are held in trust by the depository in the issuer’s home country. The depository may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. DRs are alternatives to directly purchasing the underlying foreign securities in their home markets and currencies.

While ADRs are traded in U.S. markets in U.S. Dollars, ADRs present the same risks as investing in foreign securities including currency risk. See Foreign Securities and Foreign Currency below.

Emerging Market Securities. The Fund’s investments in emerging market issuers present risks in addition to those of foreign securities: Emerging markets may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed markets. Emerging markets often have less uniformity in accounting and reporting requirements, less reliable securities valuations and greater risk associated with custody of securities than developed foreign markets. The currencies of emerging market countries tend to be more volatile.

Investing in emerging market is subject to a greater risk of loss than investing in more developed markets. Emerging markets may have greater potential for market volatility, lower trading volume, higher levels of inflation, political, social and economic instability; a greater risk of market disruptions or shutdowns; more governmental limitations on foreign investments than generally found in more developed markets; and present a greater risk of expropriation, confiscatory taxation, nationalization, capital controls, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital. Issuers may not be subject to the same degree of regulation and regulatory oversight, accounting standards or auditor oversight as those in more developed countries, and information about the issuers or securities may be less reliable or complete. Further, emerging markets often have less reliable securities valuations and greater risks associated with custody of securities than developed markets. Legal systems may be less developed creating significant obstacles to the ability of shareholders to enforce it rights and limiting their legal remedies. Certain emerging market countries may also lack the infrastructure necessary to attract large amounts of foreign trade and investment. Local securities markets in emerging market countries may trade a small number of securities and may be unable to respond effectively to changes in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times. Settlement procedures in emerging market countries are frequently less developed and reliable than those in the U.S. and other developed countries and significant delays may occur in in registering the transfer of securities. Settlement or registration delays or failures may make it more difficult for the Fund to value its portfolio and could cause the Fund to miss attractive investment opportunities.

Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions along with other factors.

ETF Investments. ETFs are publicly-traded traded securities that seek to replicate the performance of a securities index, a basket of securities or other benchmark asset. ETFs are subject to the same risks as the underlying asset (e.g., Equity Securities Risks) and, in addition, to liquidity risk (the inability to sell at the desired price or time) and tracking error risk (the failure of the ETF to replicate the performance of the underlying asset), incur certain expenses not incurred by their applicable index or asset. In addition, ETFs are subject to investment advisory and other expenses of the ETF, which will be indirectly paid by the Fund and its Shareholders. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and also may be higher than other mutual funds that invest directly in securities. The index provider to the ETFs in which the Fund invests may lack experience as an index provider and the ETF may experience increased tracking error – it may not perform as anticipated. The Fund does not intend to invest in “actively managed” ETFs advised by an adviser other than the Advisor.

ETF shares are redeemable only in large blocks (typically, 25,000 or more shares) often called “Creation Units” by persons other than a Fund and are redeemed principally in-kind at each day’s next calculated net asset value per share (NAV). Traditional investment companies are continuously offered at the next-calculated NAV per share, ETFs are traded intra-day in the secondary market (e.g., on a stock exchange) at prices that may be above or below the value of their underlying portfolios and, depending on the trading volume in the secondary market, may be illiquid a times.

ETFs utilize several methods to replicate performance: (i) full replication by buying all of the securities that make up the index, (ii) optimization by buying the securities in the index that provide the most representative sample of the index based on correlations, exposure and risk, or (iii) enhanced indexing by actively managing the weights of the securities in the index to enhance returns. While optimization sampling saves on costs, optimization returns can vary, both up and down, from full replication. Most fixed-income ETFs use optimization sampling.

ETFs that track an index are not actively managed in that the ETF cannot sell stocks or other assets as long as they are represented in the index or other benchmark. Enhanced Index ETFs can actively adjust the weights of the index constituents. ETFs also may be leveraged and/or inverse. Leveraged ETFs seek to deliver multiples of the performance of the index or other benchmark they track and use derivatives in an effort to amplify the returns (or declines, in the case of inverse ETFs) of the Index or benchmark. While leveraged ETFs may offer the potential for greater return, the potential for loss and the speed at which losses can be realized also are greater. Most leveraged and inverse ETFs “reset” daily, meaning they are designed to achieve their stated objectives on a daily basis. Leveraged and inverse ETFs can deviate substantially from the performance of their underlying benchmark over longer periods of time, particularly in volatile periods.

Foreign Currency. Because certain of the Fund’s investments are denominated in foreign currencies and its NAV is determined in U.S. dollars, the Fund’s NAV may decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar or if there are delays or limits on repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning.

When the Fund buys or sells a security denominated in a foreign currency it will incur costs in converting the currency from or to U.S. Dollars. Similarly, when the Fund receives a dividend or other distribution in a foreign currency it will incur currency conversion costs. Currency conversion costs are affected by a number of factors including government exchange controls, devaluation of the currency, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions, and can at times be high. These costs are borne by the Fund.

Foreign Securities. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions and instability abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates, interest rates, the imposition or tightening of exchange controls and limitations on the repatriation of foreign capital may adversely affect the values of foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms.

The Fund may be required to pay foreign withholding or other taxes on foreign securities, but investors may or may not be able to deduct their pro-rata share of such taxes in computing their taxable income, or take such shares as a credit against their U.S. federal income tax. See “Tax Consequences” below.

The financial problems in foreign economies and heightened economic, trade and military tensions may cause high volatility in foreign financial markets. In addition, global economies are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact a different country or region.

Growth v. Value Stocks. “Growth” stocks and “Value” stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks.

•	Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, “growth” stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.
•	Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, “value” stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

Illiquid Investments. Illiquid securities include (i) securities for which there is no readily available market; (ii) securities where the disposition would be subject to legal or contractual restrictions (so called “restricted securities”); and (iii) repurchase agreements having more than seven days to maturity. The Board has delegated to the Advisor the day-to-day determination of the illiquidity of any security held by the Fund, although it has retained oversight and ultimate responsibility for such determinations. Although no definitive liquidity criteria are used, the Advisor considers such factors as (a) frequency of trading and availability of quotations; (b) the number of dealers willing to purchase or sell the security and the availability of buyers; (c) the willingness of dealers to be market makers in the security; and (d) the nature of trading activity including (i) the time needed to dispose of a position or part of a position and (ii) offer and solicitation methods. A considerable period of time may elapse between the Fund’s decision to sell such securities and the time when the Fund is able to sell them, during which time the value of the securities could decline. Illiquid securities will usually be priced at fair value as determined in good faith by the Board or its delegate. If, through the appreciation of illiquid securities or the depreciation of liquid securities, more than 15% of the value of the Fund’s net assets is invested in illiquid securities, including restricted securities which are not readily marketable, the Fund will take such steps as are deemed advisable, if any, to protect liquidity.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the Securities Act, which provides a safe harbor from Securities Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and otherwise meet selection criteria, a Fund may make such investments. Whether or not such investments are illiquid depends on the market that exists for the particular investment. It is not possible to predict with assurance exactly how the market for Rule 144A restricted securities or any other security will develop. An investment which when purchased enjoyed a fair degree of marketability may subsequently become illiquid. In such event, appropriate remedies are considered to minimize the effect on a Fund’s liquidity.

Insolvency of Issuers, Counterparties, and Intermediaries. Issuers of Fund portfolio securities, or intermediaries or counterparties to Fund transactions that become insolvent or declare bankruptcy can pose special investment risks. In each circumstance, risk of loss, valuation uncertainty, increased illiquidity, and other unpredictable occurrences may negatively impact an investment. Each of these risks may be amplified in foreign markets, where security trading, settlement, and custodial practices can be less developed than those in the U.S. markets, and bankruptcy laws differ from those of the U.S.

As a general matter, if the issuer of a Fund portfolio security is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock have priority over the claims of common stock owners. These events can negatively impact the value of the issuer’s securities and the results of related proceedings can be unpredictable.

Investment Company Securities. Section 12 of the 1940 Act limits the Fund and any companies controlled by the Fund from holding securities of investment companies (including open-end and closed-end funds, unit investment trusts and ETFs) each an “Acquired Fund”) to amounts which (i) do not exceed 3% of the total outstanding voting stock of an Acquired Fund, (ii) do not exceed 5% of the value of the Fund’s the total assets in the Acquired Fund and (iii) when added to all Acquired Funds held by the Fund, do not exceed 10% of the value of the Fund’s total assets. The Fund may exceed these limits when permitted by SEC order or other applicable law or regulatory guidance, such as is the case with many ETFs.

Acquired Funds typically incur fees that are separate from those fees incurred directly by the Fund. Fund shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees and operating expenses, in addition to paying Fund expenses. In addition, the securities of other investment companies may also be leveraged and will therefore be subject to certain leverage risks. The net asset value and market value of leveraged securities will be more volatile and the yield to shareholders will tend to fluctuate more than the yield generated by unleveraged securities. Acquired Funds may have investment policies that differ from those of the Fund.

Under certain circumstances an open-end investment company in which the Fund invests may determine to make payment of a redemption by the Fund wholly or in part by a distribution in kind of securities from its portfolio, instead of in cash. As a result, the Fund may hold such securities until the Advisor or Sub-Advisor determines it is appropriate to dispose of them. Such disposition will impose additional costs on the Fund.

Closed-End Funds. Closed-end funds are subject to various risks, including reliance on management’s ability to meet the closed-end fund’s investment objective and to manage the closed-end fund portfolio; fluctuation in the net asset value of closed-end fund shares compared to the changes in the value of the underlying securities that the closed-end fund owns; and bearing a pro rata share of the management fees and expenses of each underlying closed-end fund resulting in the Fund’s shareholders being subject to higher expenses than investing directly in the closed-end fund(s).

Large and Mid-Capitalization Securities. Large capitalization companies present certain advantages in that these companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and personnel. The trading volumes of large capitalization companies tend to be much higher than mid-capitalization companies. However, large capitalization companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Smaller, less seasoned companies may present greater opportunities for growth but generally involve greater risks than customarily are associated with larger, more established companies. These companies may have limited product lines, markets or financial resources, or they may be dependent upon a limited management group. The securities of mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market cap averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Liquidity. Securities that are normally liquid may become difficult or impossible to sell at an acceptable price during periods of economic instability or other emergency conditions. Some securities may be infrequently or thinly traded even under normal market conditions.

Master Limited Partnerships (“MLPs”). MLP interests or “units” are traded on securities exchanges like shares of corporate stock. An MLP is an entity receiving partnership taxation treatment under the Internal Revenue Code of 1986, as amended. An investment in MLP units involves some risks which differ from an investment in the common stock of a corporation. Holders of MLP units generally have limited control and voting rights on matters affecting the partnership. The value of an MLP depends largely on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP is not accorded partnership treatment because of a failure to meet the legal requirements for partnership status or because of tax law changes, it would be taxed as a corporation and there could be a material decrease in the value of its securities. Also, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to MLP investors than investors in a corporation and investors in MLPs may be liable under certain circumstances for amounts greater than the amount of their investment.

Currently, most MLPs operate in the energy, natural resources and real estate sectors. To the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry.

Generally speaking, MLP investment returns are enhanced during periods of declining or low interest rates and tend to be negatively influenced when interest rates are rising. As an income vehicle, the unit price can be influenced by general interest rate trends independent of specific underlying fundamentals. In addition, most MLPs are leveraged and typically carry a portion of “floating” rate debt, and a significant upward swing in interest rates would also drive interest expense higher. Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to make acquisitions.

Other Short-Term Instruments. The Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds; (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit ("CDs"), bankers' acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (iv) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1" by S&P or, if unrated, of comparable quality as determined by the Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; and (vi) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Advisor or the Sub-Advisor, are of comparable quality to obligations of U.S. banks which may be purchased by a Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Money market instruments also include shares of money market funds. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Real Estate Investment Trusts (“REITs”). A REIT is a corporation or business trust that invests in real estate and derives its income from rents or sales of real property or interest on loans secured by mortgages on real property. The market value of REITs may be affected by numerous factors, such as decreases in the value of real estate, vacancies, decreases in lease rates, defaults by lessees, change in interest rates, changes in the tax laws or by their inability to qualify for the tax-free pass-through of their income.

REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of principal and interest payments. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. The Fund will indirectly bear its proportionate share of expenses incurred by the REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills of the property manager, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. In addition, REITs involve risks similar to those associated with investing in small capitalization companies: REITs may have limited financial resources, may trade less frequently and in a limited volume, be more volatile than large capitalization companies and may be subject to more abrupt or erratic price movements than larger company stocks.

Securities Lending. The Fund may lend its portfolio securities in an amount up to one-third of its total assets to brokers, dealers and other financial institutions. Loans are subject to termination at the option of the Fund or borrower at any time, and the borrowed securities must be returned when the loan is terminated. Portfolio securities lending transactions require the loans to be fully collateralized based on values that are marked-to-market daily; voting rights may pass to the borrower, however, the Fund will retain the right to terminate the loan and vote the securities if a material event adversely affecting the investment occurs; the Fund will receive from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral, less any fees paid in arranging the loan; and are subject to other conditions. The Fund will not enter into any lending arrangement having a duration of longer than one year.

The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, the Fund could experience delays in recovering securities or collateral or could lose all or part of its value and be insufficient to cover the value of the loaned securities. In addition, investments made with the collateral received are subject to the risks associated with such investments. If such investments lose value, a Fund will have to cover the loss when repaying the collateral. Any securities that the Fund receives as collateral will not become part of the Fund's investment portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest.

Temporary Investments. Temporary investments are defensive measures that are inconsistent with the Fund’s normal fundamental or non-fundamental investment policies and strategies in response to adverse market, economic, political, or other conditions as determined by the Advisor or Sub-Advisor. Such measures could include, but are not limited to, investments in (1) highly liquid short-term fixed income securities issued by or on behalf of municipal or corporate issuers, obligations of the U.S. Government and its agencies, commercial paper, and bank certificates of deposit; (2) repurchase agreements involving any such securities; (3) other money market instruments; and (4) shares of money market mutual funds to the extent permitted under applicable law. As a shareholder in a mutual fund, the Fund will bear its ratable share of its expenses, including management fees, and will remain subject to payment of the fees to the Advisor, with respect to assets so invested. The Fund may not achieve its investment objectives during temporary defensive periods.

MANAGEMENT OF THE TRUST

Investment Advisor. Uncommon Investment Advisors LLC (“Uncommon Advisors” or the “Advisor”) serves as investment Advisor to the Funds. See Investment Advisory and Other Services below for additional information about the Advisor.

Board of Trustees

The Board of Trustees supervises the business activities of the Trust and appoints the officers. Each Trustee serves until the termination of the Trust unless the Trustee dies, resigns, retires or is removed. The Board generally meets four times a year to review the progress and status of the Trust.

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act (“Independent Trustee”).

Name, Address and Age	Position(s) Held with the Trust[2]	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Trust Overseen by Trustee[2]	Other Directorships Held by Trustee During Past 5 Years[3]

1 The mailing address of each Trustee is c/o Uncommon Investment Funds Trust, 75 Virginia Road, 2nd Floor, Suite, North White Plains, NY 10603.

2 The Trust consists of three series.

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the 1940 Act, and each officer of the Trust.

Name, Address and Age[1]	Position(s) Held with the Trust[2]	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Trust Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
John J. Pileggi, 60	Interested Trustee. President and Principal Executive Officer	Indefinite/ Since Inception	Managing Member and President of the Advisor since 2019. Chief Investment Officer of Uncommon Giving Corporation since 2019. He is an independent consultant to financial services companies (since July 2017). From 2005 to June 2017, he was president of Manifold Fund Advisors LLC (formerly American Independence Financial Services, LLC)	5	Manifold Fund Advisors LLC (July 2005 – October 2018). American Independence Funds Trust (“AIFT”)(July 2005-July 2015); and RX Funds Trust (“RXFT”)(July 2013 – July 2015) – interested Trustee.
Eric Rubin	Treasurer and Principal Financial Officer	Since 2020	Senior Advisor, Uncommon Giving Corporation since March 2020. Senior Managing Director, Axiom Integrated Advisor Solutions, January 2018 – May 2020. CEO of Yellowstone Partners, LLC February 2017 to November 2017. President, American Independence Financial Services (RiskX Investments LLC)s	NA	NA

Thaddeus Leszczynski, 73	Secretary and Chief Compliance Officer	Since Inception

Secretary and Chief Compliance Officer or the Advisor since 2019. President (October 2018-January 2019) of American Independence Funds Trust. Founding member and principal of Compliance Solutions Associates LLC (since September 2009)

				NA	NA
Brian Curley	Assistant Treasurer	Since Inception

Vice President, Fund Administration, Ultimus Fund Solutions, LLC (February 2019 to present); Vice President, Fund Administration, Gemini Fund Services, LLC (2015 to February 2019); Officer for various mutual funds and exchange-traded funds for which Ultimus Fund Solutions, LLC provides services.

				NA	NA
Jesse Hallee	Assistant Secretary	Since Inception	Vice President and Senior Managing Counsel, Ultimus Fund Solutions, LLC (2019 -Present); Vice President and Managing Counsel, State Street Bank and Trust Company (2013 -2019).	NA	NA

1 The mailing address of each Trustee and officer is 75 Virginia Road, 2nd Floor, Suite V1, North White Plains, NY 10603.

Trustee Ownership

As of the date of this SAI, none of the Trustees or officers own any of the shares of the Fund.

Board Oversight of Risk

The Funds are subject to a number of risks, including investment, compliance, operational and financial risks, among others. Risk oversight is part of the Board’s general oversight of the Funds and is addressed as part of various Board and Committee activities. Day-to-day risk management with respect to the Funds resides with the Advisor or Sub-Advisors, Fund Accounting Agent, Administrator, or other service providers, subject to supervision by the Advisor. Board Committees and the Board oversee efforts by management and service providers to manage the risk to which the Funds may be exposed. For example, the Board meets with portfolio managers periodically and receives regular reports regarding performance and investment risk. The Board meets with the Chief Compliance Officer (“CCO”) and receives regular reports regarding compliance and regulatory risks. The Audit Committee meets with the Trust’s Treasurer and receives regular reports regarding Fund operations and risks related to the valuation, liquidity, and overall financial reporting of the Funds. From its review of these reports and discussions with management and officers of the Trust, the Board learns about the material risks to which each Fund is exposed, enabling a dialogue about how management and service providers mitigate those risks.

Not all risks that may affect a Fund can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects. It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Trust or the Advisor, Sub-Advisor, their affiliates, or other service providers. Moreover, it is necessary to bear certain risks (such as investment related risks) to achieve the Funds’ goals. As a result of the foregoing and other factors, the Funds’ ability to manage risk is subject to substantial limitations. The Trustees believe that their current oversight approach is an appropriate way to manage risks facing the Funds, whether investment, compliance, financial, or otherwise. The Trustees may, at any time in their discretion, change the manner in which they conduct risk oversight of the Funds.

Trustee Attributes

The Board believes each of the Trustees has demonstrated leadership abilities and possesses experience, qualifications, and skills valuable to each Fund. Each of the Trustees has a substantial business and professional background that indicates the Board has the ability to critically review, evaluate and assess information provided to them. Below is additional information concerning each particular Trustee and their attributes. The information provided below, and in the chart above, is not all-inclusive. Many Trustee attributes involve intangible elements, such as intelligence, work ethic, the ability to work together and the ability to communicate effectively, exercise judgment, ask incisive questions, manage people and problems or develop solutions.

John J. Pileggi (Interested Trustee). Mr. Pileggi has been an Interested Trustee and President of the Trust since inception. He is also Managing Member and President of the Advisor and Chief Investment Officer of Uncommon. Since July 2017 he has been a consultant to companies in the financial services industry. He previously served as an Interested Trustee of AIFT (July 2005 – July 2015) and RXFT (July 2013 – July 2015). Mr. Pileggi was a founding member and Managing Member (July 2005 – July 2017) of American Independence Financial Services LLC, investment adviser to AIFT and RXFT. Previously Mr. Pileggi was President and CEO of Mercantile Investment & Wealth Management and President of Mercantile Capital Advisors and Mercantile Securities until March 2004.  In 2001, Mr. Pileggi was President and CEO of Plus Funds.  From 1997 to 2000, he was Chairman and CEO of ING Funds and CEO of ING Investment Products Distribution, overseeing the launch of a mutual fund operation in January 1999 that grew to $1.5 billion in assets and 18 funds in its first year. From 1994 to 1998, he was Senior Managing Director and Member of the Board of Furman Selz LLC. Mr. Pileggi began his career at Lehman Brothers Kuhn Loeb.

Mr. Pileggi attended Brooklyn College of the City University of New York from 1976 to 1980. Mr. Pileggi has previously served as an Interested Trustee of the Pacifica Funds, FFB Funds, First Choice Funds, Mariner Funds, Bank IV Funds, Fund Source, Fund Trust, Performance Funds and Evergreen Funds. He was selected as a Trustee based on his business experience and extensive previous service as a mutual fund director.

Leadership Structure and Board of Trustees

The primary responsibility of the Board of Trustees is to represent the interests of the shareholders of the Trust and to provide oversight of the management of the Trust. [Six] of the Trustees on the Board are independent of and not affiliated with the Advisor or its affiliates (the “Independent Trustees”). The Chairman of the Board of Trustees is [ ], who is an Independent Trustee. The Board has adopted Nominating and Governance Committee to provide guidance for effective leadership. The Board reviews quarterly reports from the investment advisors providing management services to the Fund, as well as quarterly reports from the Trust’s Chief Compliance Officer and other service providers. This process allows the Board to effectively evaluate issues that impact the Trust as a whole as well as issues that are unique to each Fund. The Board has determined that this leadership structure is appropriate to ensure that the regular business of the Board is conducted efficiently while still permitting the Trustees to effectively fulfill their fiduciary and oversight obligations.

The Board reviews its structure and the structure of its committees annually. The Trustees have delegated day to day operations to the Advisor and various service providers whose activities they oversee. The Independent Trustees have also engaged legal counsel (who is also legal counsel to the Trust) that is independent of the Advisor, Sub-Advisors or their affiliates to advise them on matters relating to their responsibilities in connection with the Trust. The Trustees meet separately in an executive session on a quarterly basis and meet separately in executive session with the CCO at least annually. On an annual basis, the Board conducts a self-assessment and evaluates its structure. The Board has two standing committees, the Audit Committee and the Nominating and Governance Committee (the “Committees”).

Audit Committee. Currently, all of the Independent Trustees are members of the Audit Committee. The Audit Committee’s function is to oversee the Trust’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; to oversee the quality and objectivity of the Trust’s financial statements and the independent audit thereof; and to act as a liaison between the Trust’s independent registered public accounting firm and the full Board of Trustees. The Audit Committee is able to focus Board time and attention to matters of interest to shareholders and, through its private sessions with the Trust’s auditor, CCO and legal counsel, stay fully informed regarding management decisions. The Audit Committee will hold at least two regularly scheduled meetings each fiscal year. [ ] is Chairman of the Audit Committee.

Nominating and Governance Committee. Currently, all of the Independent Trustees are members of the Nominating and Governance Committee. The Committee nominates candidates for election to the Board of Trustees, makes nominations for membership on all committees, develops and evaluates governance guidelines as necessary, and reviews committee assignments at least annually. The Committee also reviews as necessary the responsibilities of any committees of the Board, considers whether there is a continuing need for each committee, whether there is a need for additional committees of the Board, and whether committees should be combined or reorganized. The Committee makes recommendations for any such action to the full Board. The Committee also considers candidates for Trustee nominated by shareholders. Shareholders may recommend candidates for Board positions by forwarding their correspondence to the Secretary of the Trust at the Trust’s address and the shareholder communication will be forwarded to the Committee Chairperson for evaluation. The Committee holds at least one regularly scheduled meeting each fiscal year. [ ] is Chairman of the Nominating and Governance Committee.

Trustee Compensation

Trustees who are deemed “interested persons” of the Trust receive no compensation from the Fund. The Trust has no retirement or pension plans.

For serving as an Independent Trustee, each Independent Trustee is entitled to an annual retainer of $[8,000] and an attendance fee of $[500] per meeting; the Chairman is entitled to an annual fee of $[500] for serving as Chairman. For serving on each of the Audit Committee and Nominating and Governance Committee, each Trustee is entitled to a per meeting attendance fee of $[500]; the Chairman of each Committee is entitled to an annual fee of $[500]. Interested Trustees are not compensated by the Trust for serving as a Trustee.

The Trust recently commenced operations. The table below shows the estimated compensation to be paid to each Trustee during the Trust’s full fiscal first year of operations. Once the Trust has completed its first fiscal year of operations the compensation paid to the Trustees during its most recently completed fiscal year will be disclosed in this section.

Name of Person/Position	Aggregate Compensation from the Funds ($)[1]	Pension or Retirement Benefits Accrued as Part of Funds’ Expenses ($)	Estimated Annual Benefits Upon Retirement ($)	Compensation from Fund and Fund Complex Paid to Trustees ($)[1]
		None	None	None
		None	None	None
		None	None	None
		None	None	None

Mr. John J. Pileggi, who is an interested Trustee, receives no compensation from the Trust for serving as a Trustee.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Control Persons

Shareholders owning more than 25% of the shares of a Fund are considered to “control” the Fund as that term is defined under the 1940 Act. Persons controlling a Fund can determine the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the management agreement with the Advisor.

As of the date of this SAI, the Funds have not commenced operations. Therefore, no shareholder owns any of the shares of the Funds.

Management Ownership

As of the date of this SAI, the Funds have not commenced operations. Therefore, the Trustee, officers and, as a group, employees of the Advisor do not own any shares of any Fund.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisor

Uncommon Investment Advisors LLC (“Uncommon Advisors” or “Advisor”) serves as investment advisor to the Funds pursuant to an Investment Advisory Agreement dated [______] between the Trust and the Advisor (the “Investment Advisory Agreement”). Uncommon Advisors is a Delaware limited liability company and is registered as an investment advisor under the Investment Advisors Act of 1940, as amended (the “Advisors Act”). The Advisor’s principal place of business is 75 Virginia Road, 2nd Floor, Suite V1 North White Plains, NY 10603. The Advisor was formed on March 4, 2019 for the purpose of advising the Funds, separately managed accounts and other advisory clients, and as of October 31, 2020 had no assets under management or advisement. The Advisor is a wholly-owned subsidiary of Uncommon Giving Corporation. Uncommon Giving Corporation commenced operations in September 2018. Uncommon Giving Corporation’s mission is to catalyze a movement of generosity through the development of an integrated platform that facilitates the donor experience in an efficient and trustworthy manner. The principal place of business of Uncommon Giving Corporation is 7033 E Greenway Pkwy, Suite 110, Scottsdale, AZ 85254.

Under the Investment Advisory Agreement, the Advisor is responsible for providing an investment program for the Funds and has oversight responsibility for the day-to-day management and operations of the Funds and is responsible for the oversight of the Sub-Advisor(s) and service providers. Subject to the supervision of the Board of Trustees, the Advisor provides or arranges to be provided to each Fund such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies. The Advisor has implemented procedures reasonably designed to ensure that each Sub-Advisor complies with each Fund’s investment objective, policies and restrictions; and to monitor and evaluate the Sub-Advisors’ performance. The Advisor is responsible for furnishing office space and certain facilities required for conducting the business of the Funds.

The Trust has filed an application for an exemptive order with the SEC to permit the Trust and the Advisor to operate under “manager of managers” structure. Under manager of managers structure the Advisor has responsibility to oversee Sub-Advisors and to recommend their hiring, termination, the allocation of assets among Sub-Advisors and replacement, subject to the oversight of the Board of Trustees without obtaining Shareholder approval. There are no assurances that the SEC will grant exemptive relief for the manager of managers structure.

The Investment Advisory Agreement will continue for an initial term of two years and on a year-to-year basis thereafter, provided that continuance is approved at least annually by specific approval of the Board of Trustees or by vote of the holders of a majority of the outstanding voting securities of each Fund. In either event, it must also be approved by a majority of the Trustees who are neither parties to the agreement nor interested persons, as defined in the 1940 Act, at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement may be terminated at any time without the payment of any penalty by the Board of Trustees or by vote of a majority of the outstanding voting securities of a Fund on not more than 60 days’ written notice to the Advisor. In the event of its assignment, the Agreement will terminate automatically.

Sub-Investment Advisors. To assist in the daily management of the Funds’ portfolios, the Advisor has entered into sub-advisory agreements on behalf of each Fund with the sub-advisors listed below.

Sub-Advisor –Generosity 50 Equity Fund

Investment Research Partners LLC. Investment Research Partners was founded in 2019 and is principally owned by key employees. The principal place of business of Investment Research Partners is 801-1 Pike St, Lemont, PA 16851.

Sub-Advisor - Core Equity Fund

Portfolio Design Advisors, Inc. Portfolio Design Advisors Inc. was founded in 2006 and is wholly-owned by GWM Holdings, Inc. GWM Holdings Inc, was founded in 2002 and is a closely held private holding company that owns 100% of the following companies; Portfolio Design Advisors Inc., Geneos Wealth Management Inc. (an SEC registered investment advisor and brokerage firm that is a member of FINRA/SIPC) and Gentech LLC (a financial technology solutions provider). The principal place of business of Portfolio Design Advisors is 9055 East Mineral Circle, Suite 100, Centennial, CO 80112.

Sub-Advisor – Social Values Fund, Climate Fund and Social Values Fund

Promethos Capital, LLC. Promethos Capital, founded in 2019, is an employee-owned and majority women-owned investment firm. Promethos Capital is located at 75 Virginia Road, 2nd Floor, Suite V1, North White Plains, NY 10603, with an office 175 Federal Street, Boston MA 02110.

The Sub-Advisory Agreement with each sub-advisor with respect to each Fund will continue for an initial term of two years and on a year-to-year basis thereafter, provided that continuance is approved at least annually by specific approval of the Board of Trustees or by vote of the holders of a majority of the outstanding voting securities of each he Fund. In either event, it must also be approved by a majority of the Trustees who are neither parties to the agreement nor interested persons, as defined in the 1940 Act, at a meeting called for the purpose of voting on such approval. A Sub-Advisory Agreement may be terminated at any time without the payment of any penalty by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days’ written notice to the Sub-Advisor. In the event of its assignment, the Sub-Advisory Agreement will terminate automatically.

The Sub-Advisor is responsible for reviewing, supervising and administering the investment program of each Fund in accordance with its investment objectives, policies, and limitations, subject to the general supervision and control of the Advisor and the Board and the officers of the Trust.

A discussion regarding the basis for the Board's approval of the Investment Advisory Agreement and each Sub-Advisory Agreement will appear in each Fund’s semi-annual and/or annual report to shareholders for the fiscal periods ended April 30 and October 31, 2021.

Investment Advisory and Sub-Advisory Fees. The Advisor is paid an Investment Advisory Fee by each Fund as shown below. The Investment Advisory Fee is a Unitary Fee which means that from the Investment Advisory Fee it receives, the Advisor arranges and pays for sub-advisory services, transfer agency, custody, fund administration, distribution and all routine services necessary for each Fund to operate except brokerage costs, interest on borrowings, costs related to securities lending, taxes and extraordinary expenses of the Fund. The Investment Advisory Fees are set forth below:

Fund	Investment Advisory Fee
Generosity 50 Equity Fund	0.65%
Core Equity Fund	0.65%
Social Values Fund	0.75%
Climate Fund	0.70%
Social Justice Fund	0.70%

Portfolio Management

Portfolio Managers of the Funds. See “Portfolio Management” in the Prospectus for the background and experience of the portfolio managers of each Fund who are responsible for managing the Fund’s investment portfolio.

Portfolio Manager Information

The portfolio managers are responsible for the day-to-day management of certain other accounts, including other affiliated funds in the Trust. The following tables indicate the number of accounts and asset under management (in millions) for each type of account for each portfolio manager as of October 31, 2020.

Registered Investment Companies[1]			Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager[1]	Accts.	Total Assets (millions)	Accts.	Total Assets (millions)	Accts.	Total Assets (millions)
Investment Research
Martin Wildy	1	0		[ ]	[ ]	[ ]
Portfolio Design
Wes Strode	1	0	0	0	[ ]	[ ]
Paul Knipping	1	0	0	0	[ ]	[ ]
Promethos Capital
Ivka Kalus	3	0	0	0	[ ]	[ ]
[1] Includes the Trust’s series.

None of the Portfolio Managers named managed any accounts for which performance-based fees were earned.

Portfolio Manager Holdings

As of the date of this SAI, none of the portfolio managers, the principal officers of the Trust, and all other employees of the Advisor as a group beneficially own any shares of any Fund as of the date of this SAI.

Portfolio Manager Compensation

The portfolio managers receive a fixed salary and a discretionary bonus that is tied to a number of factors including the overall financial performance of the firm, the relative investment performance of the accounts they manage, including the Funds, versus the benchmark upon which the Funds and other accounts are compared over various time periods; consistency of the portfolio manager’s performance, the total value of the assets managed by the portfolio manager, the profitability of the portfolio manager’s firm and the portfolio manager’s contribution to the firm’s profitability and the trends in industry compensation levels. The bonus compensation is generally reviewed annually. Certain portfolio managers have an equity interest in the firm as founders or co-founder.

Each portfolio manager also receives employee benefits, which may include health care and other insurance benefits as well as participation in the 401(k)-program available to all full-time employees.

Conflicts of Interest

A portfolio manager's management of "other accounts" may give rise to potential conflicts of interest. The other accounts may have similar investment objectives or strategies as the Funds and differing levels of investment advisory fees. A potential conflict of interest may arise as a result whereby a portfolio manager could favor one account over another. Another potential conflict could include a portfolio manager's knowledge about the size, timing, and possible market impact of Fund trades whereby the portfolio manager could use this information to the advantage of other accounts, particularly higher fee-paying accounts, and to the disadvantage of the Funds. However, the Advisor and Sub-Advisors have established policies and procedures to ensure that the purchase and sale of securities among all accounts the Advisor and Sub-Advisors manages are fairly and equitably allocated.

Distributor

Northern Lights Distributors, LLC (the “Distributor”), located at 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022, serves as the Funds’ distributor, also known as the “principal underwriter”, pursuant to a Distribution Agreement among the Distributor, Advisor and Trust. Under the Distribution Agreement, the Distributor acts as agent of the Trust in connection with the offering of the Shares of the Funds on a continuous basis. The Distributor and its officers have no role in determining the investment policies of the Funds or the securities purchased or sold by the Funds. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the "Exchange Act") and a member of FINRA.

The Distributor will not distribute Shares in amounts less than a Creation Unit and does not maintain a secondary market in Shares. As agent for the Trust, the Distributor will receive orders for the purchase and redemption of Creation Units, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor and its officers have no role in determining the Funds’ investment policies or which securities to buy or sell.

The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Units of Shares. Such Soliciting Dealers may also be Authorized Participants (as discussed in "Procedures for Purchase of Creation Units" below) or DTC participants (as defined below).

The Distribution Agreement will continue for an initial term of two years and on a year-to-year basis thereafter, provided that continuance is approved at annually (i) by the vote of the Trustees or by a vote of the shareholders of the applicable Fund(s) and (ii) by the vote of a majority of the Independent Trustees who are have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on the Distribution Agreement.

Financial Intermediary Compensation. The Advisor, Sub-Advisors or their affiliates, out of their own resources and not out of Funds' assets (i.e., without additional cost to the Funds or its Shareholders), may pay certain broker dealers, banks and other financial intermediaries ("Intermediaries") for certain activities. The cost of these arrangements is not borne by a Fund.

Compensation may be paid to Intermediaries that provide services to a Fund, including marketing and education support

(such as through conferences, webinars and printed communications). Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your adviser, broker or other investment professional, if any, may also be significant to such adviser, broker or investment professional. Because these payments may influence the decisions an Intermediary makes about what investment options it will make available or recommend, and what services to provide in connection with various products, these payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend a Fund rather than other investments. The same conflict of interest exists with respect to your financial adviser, broker or investment professional if he or she receives similar payments from his or her Intermediary firm.

Intermediary information is current only as of the date of this SAI. Please contact your adviser, broker, or other investment professional for more information regarding any payments his or her Intermediary firm may receive. Any payments made by the Advisor, Sub-Advisors or their affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy Shares.

Fund Services: Fund Accountant and Administrator, Transfer Agent, Custodian and Securities Lending Agent

Administrator

Ultimus Fund Solutions, LLC (the “Administrator”), 225 Pictoria Drive, Cincinnati, Ohio 45246, serves as fund accountant and administrator for the Funds under a Master Services Agreement with the Trust.

Administrative and Related Services. Subject to the general supervision of the Board, the Administrator provides the Trust with administrative and management services (other than investment advisory services) and accounting services, including portfolio accounting services, tax accounting services, and furnishing financial reports. In this capacity, the Administrator does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Shares. As compensation for the administration, accounting and management services, the Advisor pays the Administrator a fee based on each Fund's average daily net assets, subject to a minimum annual fee. The Administrator also is entitled to certain out-of-pocket expenses for the services mentioned above, including pricing expenses.

Transfer Agent

Brown Brothers Harriman & Co. (“BBH”), located at 50 Post Office Square, Boston, MA 02110, acts as transfer, dividend disbursing, and shareholder servicing agent for the Funds pursuant to written agreement with the Funds (the “Transfer Agent”). Under the agreement, the Transfer Agent is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

Transfer Agency Services. The Transfer Agent provides some or all of the following services: (i) perform and facilitate the performance of purchases and redemptions of Creation Units; (ii) prepare and transmit payments for dividends and distributions; (iii) record the issuance of shares and maintain records of the number of authorized shares; (iv) prepare and transmit information regarding purchases and redemptions of shares; (v) communicate information regarding purchases and redemptions of shares and other relevant information to appropriate parties; (vi) maintain required books and records; and (vii) perform other customary services of a transfer agent and dividend disbursing agent for an ETF.

The Transfer Agent also is entitled to certain out-of-pocket expenses for the administrative and transfer agency services mentioned above. Under the Advisory Agreement, the Advisor has contractually assumed the Trust's obligation to pay the expenses of the Transfer Agent. The Funds are new and the Advisor has not paid the Transfer Agent any fees for services to the Funds as of the date of this SAI.

Custodian

BBH, located at 50 Post Office Square, Boston, MA 02110 (the "Custodian"), serves as the custodian of the Funds' assets pursuant to a Custodian and Transfer Agent Agreement by and between the Custodian and the Trust on behalf of the Funds.

Custody Services. The Custodian's responsibilities include safeguarding and controlling the Funds' cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Funds' investments. Pursuant to the Custodian and Transfer Agent Agreement, the Custodian also maintains original entry documents and books of record and general ledgers; posts cash receipts and disbursements; and records purchases and sales based upon communications from the Advisor. The Funds may employ foreign sub-custodians that are approved by the Board to hold foreign assets. The Custodian receives an annual fee from the Advisor based on the Trust's total average daily net assets, subject to a minimum annual fee, and certain settlement charges. The Custodian also is entitled to certain out-of-pocket expenses.

The Custodian also is entitled to certain out-of-pocket expenses for the administrative and custody services mentioned above. Under the Advisory Agreement, the Advisor has contractually assumed the Trust's obligation to pay the expenses of the Custodian. The Funds are new and the Advisor has not paid the Custodian any fees for services to the Funds as of the date of this SAI.

Securities Lending Agent

The Trust’s Board has approved the Funds’ participation in a securities lending program. Under the securities lending program, the Trust has retained BBH to serve as the securities lending agent.

Since the Funds had not commenced operations as of the end of the Trust’s last fiscal year, they do not have any securities lending income, fees or compensation to report.

BBH, acting as agent of the Funds, will provide the following services to the Funds in connection with the Funds’ securities lending activities: (i) locating borrowers among an approved list of prospective borrowers; (ii) monitoring the value of loaned securities, the value of collateral received and other lending parameters; (iii) seeking additional collateral, as necessary, from borrowers; (iv) receiving and holding collateral from borrowers, and facilitating the investment and reinvestment of all or substantially all cash collateral in an investment vehicle designated by a Fund; (v) returning collateral to borrowers; (vi) facilitating substitute dividend, interest, and other distribution payments to a Fund from borrowers; (vii) negotiating the terms of each loan of securities, including but not limited to the amount of any loan premium, and monitoring the terms of securities loan agreements with prospective borrowers for consistency with the requirements of a Fund’s Securities Lending Agreement; (viii) selecting securities, including amounts (percentages), to be loaned; (ix) recordkeeping and accounting servicing; and (x) arranging for return of loaned securities to a Fund in accordance with the terms of the Securities Lending Agreement.

Independent Registered Public Accounting Firm

[The firm of CohnResnick LLP has been selected as independent registered public accounting firm for the Funds for the fiscal year ending October 31, 2020 in accordance with the requirements of the 1940 Act and the rules thereunder. CohnResnick LLP will perform an annual audit of the Funds’ financial statements and provides financial, tax and accounting services as requested. The address of CohnResnick LLP is 200 South Wacker Drive, Chicago, Illinois 60606.]

Legal Counsel

Stradley Ronon Stevens & Young, LLP located at 191 North Wacker Drive, Suite 1601, Chicago, IL 60606, serves as legal counsel to the Funds and the independent Trustees.

CODE OF ETHICS

The Trust, the Advisor and the principal underwriter have each adopted a Code of Ethics (the “Code”) under Rule 17j-1 of the 1940 Act. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. These Codes of Ethics are filed as exhibits to the Trust’s registration statement on Form N-1A and are available on the SEC’s EDGAR website at http://www.sec.gov, or by calling the Fund at [ ].

PROXY VOTING POLICIES

The Proxy Policy has been approved by the Board of Trustees. The Proxy Policy is designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised prudently and solely in the best economic interests of the Fund and their shareholders considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote. Any conflict between the best economic interests of a Fund and the Advisor’s interests will be resolved in the Fund’s favor pursuant to the Proxy Policy.

Each Fund has delegated proxy voting responsibilities to its Advisor and the Advisor has further delegated this responsibility to the Sub-Advisor of each Fund, subject to the Board’s oversight. The Advisor and each Sub-Advisor has adopted the Proxy Voting Policies for such purpose. When the Proxy Voting Policies do not cover a specific proxy issue, the Advisor and or the Sub-Advisor will use its best judgment in voting proxies on behalf of the applicable Fund. A copy(ies) of the Proxy Voting Policies is set forth in Appendix A to this SAI.

When available, information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling 1-__________ and (2) on the SEC’s website at www.sec.gov. Since the Funds have not commenced operations, there have been no proxy votes.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The Trust's Board of Trustees has adopted a policy regarding the disclosure of information about each Fund's security holdings. Each Fund's entire portfolio holdings are publicly disseminated each day a Fund is open for business and may be available through financial reporting and news services, including publicly available internet web sites. In addition, the composition of the Deposit Securities is publicly disseminated daily prior to the opening of the Exchange via the facilities of the National Securities Clearing Corporation ("NSCC").

BROKERAGE TRANSACTIONS

Subject to the general supervision and approval of the Board of Trustees, the investment manager (i.e., Advisor or Sub-Advisor) is responsible for making decisions with respect to and placing orders for all purchases and sales of portfolio securities for the Funds. Each Sub-Advisor is responsible for selecting brokers and placing orders for portfolio transactions.

In placing purchase and sales transactions on behalf of the Funds, it is the policy of the Trust is to obtain the most favorable prices and efficient executions, i.e., to obtain “best execution.” "Best execution" is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. When securities transactions are effected on a stock exchange, the Trust's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Funds and the Sub-Advisors from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Sub-Advisors will rely upon their experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage services received from the broker effecting the transaction. These determinations are necessarily subjective and imprecise, as in most cases, an exact dollar value for those services is not ascertainable. The Trust has adopted policies and procedures that prohibit the consideration of sales of Shares as a factor in the selection of a broker or dealer to execute its portfolio transactions.

The Advisor and Sub-Advisors may use a Fund's assets for, or participate in, third-party soft dollar arrangements, in addition to receiving proprietary research from various full-service brokers, the cost of which is bundled with the cost of the broker's execution services. The Advisor and Sub-Advisors do not "pay up" for the value of any such proprietary research. Section 28(e) of the 1934 Act permits an advisor, under certain circumstances, to cause an account to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. The Advisor and Sub-Advisors may receive a variety of research services and information on many topics, which it can use in connection with its management responsibilities with respect to the various accounts over which it exercises investment discretion or otherwise provides investment advice. The research services may include qualifying order management systems, portfolio attribution and monitoring services and computer software and access charges which are directly related to investment research. Accordingly, a Fund may pay a broker commission higher than the lowest available in recognition of the broker's provision of such services to the Advisor and Sub-Advisors, but only if the Advisor and Sub-Advisors determine the total commission (including the soft dollar benefit) is comparable to the best commission rate that could be expected to be received from other brokers. The amount of soft dollar benefits received depends on the amount of brokerage transactions effected with the brokers. A conflict of interest exists because there is an incentive to:(i) cause Clients to pay a higher commission than the firm might otherwise be able to negotiate; (ii) cause clients to engage in more securities transactions than would otherwise be optimal; and (iii) only recommend brokers that provide soft dollar benefits.

The Advisor and Sub-Advisors face a potential conflict of interest when it uses Client trades to obtain brokerage or research services. This conflict exists because the Advisor and/or Sub-Advisors can use the brokerage or research services to manage Client accounts without paying cash for such services, which reduces the Advisor's and/or Sub-Advisors' expenses to the extent that the Advisor and/or Sub-Advisors would have purchased such products had they not been provided by brokers. Section 28(e) permits the Advisor and Sub-Advisors to use brokerage or research services for the benefit of any account it manages. Certain accounts managed by the Advisor and Sub-Advisors may generate soft dollars used to purchase brokerage or research services that ultimately benefit other accounts managed by the Advisor and Sub-Advisors, effectively cross subsidizing the other accounts managed by the Advisor and/or Sub-Advisors that benefit directly from the product. The Advisor and/or Sub-Advisors may not necessarily use all of the brokerage or research services in connection with managing a Fund whose trades generated the soft dollars used to purchase such products.

The Sub-Advisors are responsible, subject to oversight by the Advisor and the Board, for placing orders on behalf of the Funds for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of the Funds and one or more other investment companies or clients supervised by the Advisor and Sub-Advisors are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Advisor and Sub-Advisors. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Funds. The primary consideration is prompt execution of orders at the most favorable net price.

A Fund may deal with affiliates in principal transactions to the extent permitted by applicable rule or regulation.

The Funds are new and have not paid any brokerage commissions as of the date of this SAI.

Brokerage with Fund Affiliates. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Funds, the Advisor, the Sub-Advisors or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by the Funds for exchange transactions not exceed ''usual and customary" brokerage commissions. The rules define ''usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. The Trustees, including those who are not "interested persons" of the Funds, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

Securities of "Regular Broker-Dealers". Each Fund is required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act) that it may hold at the close of its most recent fiscal year. "Regular brokers or dealers" of a Fund are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from a Fund's portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Fund; or (iii) sold the largest dollar amounts of Shares. Because each Fund is new, as of the date of this SAI, it did not hold any securities of its "regular broker dealers".

PORTFOLIO TURNOVER RATE

Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The Funds do not expect the portfolio turnover rate to exceed 100% annually.

BOOK ENTRY ONLY SYSTEM

The Depository Trust Company ("DTC") acts as securities depositary for Shares. Shares are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in limited circumstances set forth below, certificates will not be issued for Shares.

DTC is a limited-purpose trust company that was created to hold securities of its participants ("DTC Participants") and to facilitate the clearance and settlement of securities transactions among DTC Participants in such securities through electronic book-entry changes in accounts of DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the ''NYSE and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly ("Indirect Participants").

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to in this SAI as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The Trust recognizes DTC or its nominee as the record owner of all Shares for all purposes. Beneficial Owners of Shares are not entitled to have Shares registered in their names, and will not receive or be entitled to physical delivery of Share certificates. Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which the Beneficial Owner holds its interests, to exercise any rights of a holder of Shares.

Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as follows. DTC will make available to the Trust upon request and for a fee a listing of Shares held by each DTC Participant. The Trust shall obtain from each DTC Participant the number of Beneficial Owners holding Shares, directly or indirectly, through the DTC Participant. The Trust shall provide each DTC Participant with copies of each notice, statement, or other communication, in the form, number and at the place as such DTC Participant may reasonably request, in order that the notice, statement or communication may be transmitted by the DTC Participant, directly or indirectly, to Beneficial Owners. In addition, the Trust shall pay to each the DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to the transmittal, subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee as the registered holder of all Shares. DTC or its nominee, upon receipt of any distributions, shall credit immediately DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in a Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in "street name," and will be the responsibility of DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in Shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and DTC Participants or the relationship between DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to a Fund at any time by giving reasonable notice to the Fund and discharging its responsibilities under applicable law. Under such circumstances, the Fund shall act either to find a replacement for DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange. The Board of Trustees reserves the right to declare a split or a consolidation in the number of Shares outstanding of any Fund, and to make a corresponding change in the number of Shares constituting a Creation Unit, in the event that the per share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board.

PURCHASE AND REDEMPTION OF SHARES IN CREATION UNITS

Purchases. The Trust issues and sells Shares only in Creation Units on a continuous basis through the Distributor, without a sales load (but subject to applicable transaction fees), at their NAV per share next determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement ("Participant Agreement"). The NAV of Shares is calculated each business day as of the close of regular trading on the NYSE, generally 4:00 p.m., Eastern Time. The Funds will not issue fractional Creation Units. A "Business Day" is any day on which the NYSE is open for business.

Authorized Participants. To be eligible to place orders with the Distributor to purchase or redeem a Creation Unit of a Fund, an entity must be (i) a "Participating Party" (i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the "Clearing Process")), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see "Book Entry Only System") that has executed a Participant Agreement with the Distributor, and that has been accepted by the Transfer Agent (each, an "Authorized Participant"). Each Authorized

Participant is responsible, among other things, for payment to the Trust for the Cash Component together with the creation transaction fee (described below), if applicable, and any other applicable fees and taxes.

Procedures for Purchase of Creation Units.

Fund Deposit. The consideration for purchase of a Creation Unit of a Fund generally consists of an in-kind deposit of a designated portfolio of securities, assets or other positions constituting a substantial replication of the Fund’s portfolio holdings (the "Deposit Securities") and an amount of cash denominated in U.S. Dollars (the “Cash Component“), computed as described below.

Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit of a Fund. The "Cash Component" is an amount equal to the difference between the NAV of Shares per Creation Unit and the “Deposit Amount,” which is an amount equal to the total aggregate market value (per Creation Unit) of the Deposit Securities. The Cash Component, which is sometimes called the “Balancing Amount” serves to compensate for any differences between the NAV per Creation Unit and the value of the Deposit Amount. Payment of any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities are the sole responsibility of the Authorized Participant.

On each Business Day, prior to the opening of regular trading business on the Exchange (currently 9:30 a.m., Eastern Time), each Fund discloses on its website the Deposit and/or the amount of the Cash Component. to be included in the current Fund Deposit (based on information at the end of the previous Business Day). The Fund Deposit is subject to any applicable adjustments, as described below, to effect purchases of Creation Units of a Fund until the next-announced composition of the Fund Deposit is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit will change as rebalancing adjustments and corporate action events are reflected within a Fund from time to time by the Adviser or Sub-Adviser with a view to the investment objective of the Fund. With respect to Funds that seek to track an underlying index, the composition of the Deposit Securities also may change in response to adjustments to the weighting or composition of the securities of the underlying index. Such adjustments will reflect changes known to the Advisor by the time of the determination of the Deposit Securities resulting from corporate actions. The Advisor expects that the Deposit Securities should correspond pro rata, to the extent practicable, to the securities held by a Fund. However, the Trust reserves the right to permit or require the substitution of an amount of cash (“cash in lieu”) amount to be added, at its discretion, to the Cash Component, including, without limitation, in situations where the Deposit Security: (i) may not be available in sufficient quantity for delivery; (ii) may not be eligible for transfer through the systems of DTC or Clearing Process (discussed below); (iii) may not be eligible for trading by an Authorized Participant or the investor for which it is acting; (iv) in certain other situations at the sole discretion of the Trust. Additionally, the Trust may permit or require the submission of a portfolio of securities or cash that differs from the composition of the published portfolio(s) (a "Custom Order"). The Funds also may permit or require the consideration for Creation Units to consist solely of cash (a “Cash Creation”).

Cash Creations.

Procedures for Creation of Creation Units. If a Fund permits or requires partial or full Cash Creations, such purchases shall be effected in essentially the same manner as in-kind purchases. In the case of a Cash Creation, the Authorized Participant must pay the same Cash Component required to be paid by an in-kind purchaser, plus the Deposit Amount (i.e., the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, as described in the subsection “—Fund Deposit” above).

Trading costs, operational processing costs and brokerage commissions associated with using cash to purchase requisite Deposit Securities will be incurred by a Fund and will affect the value of the Shares; therefore, the Fund may require Authorized Participants to pay transaction fees to offset brokerage and other costs associated with using cash to purchase the requisite Deposit Securities.

Creation Orders. Orders must be transmitted by an Authorized Participants, in such form and by such transmission method acceptable to the Transfer Agent or Distributor, pursuant to procedures set forth in the Participant Agreement, and such procedures may change from time to time. Authorized Participants purchasing Creation Units of funds that invest in domestic equity securities (“Domestic Equity Funds”) may transfer Deposit Securities in one of two ways: (i) through the Clearing Process (see “Placing Creation Orders Using the Clearing Process”), or (ii) with the Fund “outside” the Clearing Process through the facilities of DTC (see “Placing Creation Orders Outside the Clearing Process”). The Clearing Process

is not currently available for purchases or redemptions of Creation Units of funds that invest in foreign securities (“International Equity Funds”). Accordingly, Authorized Participants submitting creation orders for such funds must effect those transactions outside the Clearing Process, as described further below.

All orders to purchase Creation Units, whether through or outside the Clearing Process, must be received by the Transfer Agent and/or Distributor no later than the order cut-off time designated in the Participant Agreement (“Order Cut-Off Time”) on the relevant Business Day in order for the creation of Creation Units to be effected based on the NAV of Shares as determined on such date. With certain exceptions, the Order Cut-Off Time for a Fund, as set forth in the Participant Agreement, usually is the closing time of the regular trading session on the NYSE—i.e., ordinarily 4:00 p.m., Eastern time. In the case of Custom Orders, the Order Cut-Off Time is no later than 3:00 p.m., Eastern time. Additionally, on days when the NYSE, the Exchange or the bond markets close earlier than normal, the Trust may require creation orders to be placed earlier in the day. The Business Day on which an order is placed and deemed received is referred to as the “Transmittal Date”.

Orders must be transmitted by an Authorized Participant by telephone, online portal or other transmission method acceptable to the Transfer Agent and the Distributor. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Transfer Agent, the Distributor or an Authorized Participant. Authorized Participants placing creation orders should afford sufficient time to permit proper submission of the order. Orders effected outside the Clearing Process likely will require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected through the Clearing Process. Authorized Participants placing orders outside the Clearing Process should ascertain all deadlines applicable to DTC and the Federal Reserve Bank wire system. Additional transaction fees may be imposed with respect to transactions effected outside the Clearing Process (see “Creation and Redemption Transaction Fees” below).

A creation order is considered to be in “proper form” if: (i) a properly completed irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor’s behalf) not later than a Fund’s specified Order Cut-Off Time on the Transmittal Date, and (ii) arrangements satisfactory to a Fund are in place for payment of the Cash Component and any other cash amounts which may be due, and (iii) all other procedures regarding placement of a creation order set forth in the Participant Agreement are properly followed. Special procedures are specific to Custom Orders, as set forth in the Participant Agreement.

All questions as to the number of shares of each security in the Deposit Securities to be delivered, and the validity, form, eligibility (including time of receipt) and acceptance for deposit of any securities to be delivered shall be determined by a Fund, and the Fund’s determination shall be final and binding.

Placing Creation Orders Using the Clearing Process. The Clearing Process is the process of creating or redeeming Creation Units through the Continuous Net Settlement System of the NSCC. Portfolio Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Transfer Agent to transmit, on behalf of the Participating Party, such trade instructions to the NSCC as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions, the Participating Party agrees to deliver the Portfolio Deposit to the Transfer Agent, together with such additional information as may be required by the Distributor.

Placing Creation Orders Outside the Clearing Process. Portfolio Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC Participant who wishes to place a creation order outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation instead will be effected through a transfer of securities and cash directly through DTC.

Authorized Participants purchasing Creation Units of Shares of International Equity Funds must have international trading capabilities. Once the Custodian has been notified of an order to purchase Creation Units of an International Equity Fund, it will provide such information to the relevant sub-custodian(s) of each such Fund. The Custodian shall then cause the sub-custodian(s) of each such Fund to maintain an account into which the AP shall deliver, on behalf of itself or the party on whose behalf it is acting, the Fund Deposit. Deposit Securities must be maintained by the applicable local sub-custodian(s).

Acceptance of Creation Orders. The Transfer Agent will deliver to the Authorized Participant a confirmation of acceptance of a creation order within 15 minutes of the receipt of a submission received in proper form. A creation order is deemed to be irrevocable upon the delivery of the confirmation of acceptance, subject to the conditions below.

The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of a Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares; (iii) the Deposit Securities delivered are not as designated for that date by the Custodian; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Portfolio Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Portfolio Deposit would otherwise, in the discretion of the Trust, Advisor or Sub-Advisor have an adverse effect on the Trust or the rights of Beneficial Owners; or (vii) there exist circumstances outside the control of the Trust that make it impossible to process creation orders for all practical purposes. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, Advisor or Sub-Advisor, the Distributor, DTC, NSCC, the Federal Reserve, the Transfer Agent, a sub-custodian or any other participant in the creation process, and similar extraordinary events. The Transfer Agent shall notify a prospective purchaser of a Creation Unit (and/or the Authorized Participant acting on its behalf) of the rejection of such creation order. The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Portfolio Deposits, nor shall any of them incur any liability for the failure to give any such notification.

Issuance of a Creation Unit

Except as provided herein, a Creation Unit will not be issued until the transfer of good title to a Fund of the Deposit Securities and the payment of the Cash Component have been completed.

Notwithstanding the foregoing, a Fund may issue Creation Units to an Authorized Participant, notwithstanding the fact that the corresponding Portfolio Deposit has not been delivered in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible. To secure such undertaking, the Authorized Participant must deposit and maintain cash collateral in an amount equal to the sum of (i) the Cash Component, plus (ii) at least 105% of the market value of the undelivered Deposit Securities. In such circumstances, the creation order shall be deemed to be received on the Transmittal Date, provided that (i) such order is placed in proper form prior to the Order Cut-Off Time, and (ii) requisite federal funds in an appropriate amount are delivered by certain deadlines on the contractual settlement date, as set forth in such Participant Agreement (typically, 11:00 a.m., Eastern time on such date for equity funds). If such order is not placed in proper form prior to the Order Cut-Off Time, and/or all other deadlines and conditions set forth in the Participant Agreement relating to such additional deposits are not met, then the order may be deemed to be canceled, and the Authorized Participant shall be liable to a Fund for losses, if any, resulting therefrom. The Trust may use such collateral at any time to buy Deposit Securities for the Fund, and the Authorized Participant agrees to accept liability for any shortfall between the cost to the Trust of purchasing such Deposit Securities and the value of the collateral, which may be sold by the Trust at such time, and in such manner, as the Trust may determine in its sole discretion.

Using the Clearing Process. An Authorized Participant that is a Participating Party is required to transfer to the Transfer Agent: (i) the requisite Deposit Securities expected to be delivered through NSCC, and (ii) the Cash Component, if any, to the Transfer Agent by means of the Trust’s Clearing Process. In each case, the delivery must occur by the “regular way” settlement date–i.e., generally, the second Business Day following the Transmittal Date (“T+2”). At that time, the Transfer Agent shall initiate procedures to transfer the requisite Shares and the Cash Component, if any, through the Clearing Process so as to be received no later than on the “regular way” settlement date (i.e., T+2).

Outside the Clearing Process—Domestic Equity Funds. An Authorized Participant that is a DTC Participant that orders a creation outside the Clearing Process is required to transfer to the Transfer Agent: (i) the requisite Deposit Securities through DTC, and (ii) the Cash Component, if any, through the Federal Reserve Bank wire system. Such Deposit Securities must be received by the Transfer Agent by 11:00 a.m., Eastern time on the “regular way” settlement date (i.e., T+2), while the Cash Component must be received by 2:00 p.m., Eastern time on that same date. Otherwise, the creation order shall be canceled. For creation units issued principally for cash (see “—Cash Creations” above), the DTC Participant shall be required to transfer the Cash Component through the Federal Reserve Bank wire system to be received by 2:00 p.m., Eastern time on the Contractual Settlement Date (as defined below). At that time, the Transfer Agent shall initiate procedures to transfer the requisite Shares through DTC and the Cash Component, if any, through the Federal Reserve

Bank wire system so as to be received by the purchaser no later than T+2 (except as otherwise set forth in the Participant Agreement).

Outside the Clearing Process—International Equity Funds. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian on or before 11 a.m., Eastern time, on the Contractual Settlement Date. The “Contractual Settlement Date” is the earlier of (i) the date upon which all of the required Deposit Securities, the Cash Component and any other cash amounts which may be due are delivered to the Trust and (ii) the latest day for settlement on the customary settlement cycle in the jurisdiction where any of the securities of the Fund are customarily traded. The Authorized Participant also must make available by the Contractual Settlement Date funds estimated by the Trust to be sufficient to pay the Cash Component, if any. For Creation Units issued principally for cash, the DTC Participant shall be required to transfer the Cash Component through the Federal Reserve Bank wire system to be received by 2:00 p.m., Eastern time on the Contractual Settlement Date. When the sub-custodian confirms to the Custodian that the required securities included in the Portfolio Deposit (or, when permitted in the sole discretion of the Trust, the cash value thereof) have been delivered to the account of the relevant sub-custodian, the Custodian shall notify the Distributor and Transfer Agent, and the Trust will issue and cause the delivery of the Creation Unit of Shares via DTC so as to be received by the purchaser no later than T+2.

The identity and number of shares of the Deposit Securities and the amount of Cash Component required for a Fund Deposit for a Fund changes from time to time. The Trust reserves the right to permit or require the substitution of Deposit Cash to replace any Deposit Security, which shall be added to the Cash Component, including, without limitation, in situations where the Deposit Security: (i) may not be available in sufficient quantity for delivery; (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities; (iii) may not be eligible for trading by an Authorized Participant or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws; or (v) in certain other situations (collectively, "custom orders").

Custom Creation Units. Generally, the Creation Unit creation and redemption process requires an Authorized Participant to deliver an in-kind basket of securities that closely resembles the Fund’s portfolio and cash in exchange for Shares or Creation Units of the Fund (creation), or to deliver Shares in exchange for an in-kind basket of securities and cash (redemption). Under certain circumstances, a Fund may utilize custom creation or redemption baskets, including (i) all cash baskets; (ii) baskets that substitute cash in lieu of certain securities or instruments that would otherwise be included in the Fund’s in-kind creation or redemption basket; or (iii) a non-representative basket that consists of a selection of instruments that are already included in the Fund’s portfolio holdings or that the Fund wishes to dispose of or acquire. Custom in-kind baskets can be used to adjust the underlying holdings, playing a useful role in the portfolio rebalancing process thereby avoiding brokerage and transaction costs and potentially the recognition of capital gains.

Custom orders typically clear outside the Clearing Process (described further below) and, therefore, like other orders outside the Clearing Process, may need to be transmitted early on the relevant Business Day to be effectuated at that day’s NAV. Custom orders may be required to be received by the Transfer Agent by 2:00 p.m., Eastern Time, to be effectuated based on the Fund’s NAV on that Business Day. A custom order may be placed when, for example, an Authorized Participant cannot transact in an instrument in the in-kind creation or in-kind redemption basket and therefore has additional cash included in lieu of such instrument.

Transaction Fees. To compensate the Trust for costs incurred in connection with creation and redemption transactions, investors may be required to pay a transaction fee. The standard transaction fees are fixed for, respectively, all creation and redemption transactions through the Clearing Process on a Business day regardless of the number of Creation Units created in the transaction. Each Fund may adjust or waive the standard fixed creation transaction fee from time to time.

The standard transaction fees for the Funds are identified in the table below. An additional variable fee of up to a maximum of 2.00% of the value of the Creation Unit (inclusive of any transaction fees charged), may be charged for each creation and redemption. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with creating or redeeming the securities with cash. Each Fund may determine to not charge a variable fee on certain orders when the Advisor has determined that doing so is in the best interests of Fund shareholders, e.g., for creation or redemption orders that facilitate the rebalance of the applicable Fund's portfolio in a more tax efficient manner than could be achieved without such order.

Name of Fund	Fixed Creation Transaction Fee
Generosity 50 Equity Fund
Core Equity Fund
Social Values Fund
Climate Fund
Social Justice Fund

Redemptions. Shares may be redeemed only by Authorized Participants at their NAV next determined after receipt by the Distributor of a redemption request in proper form. EXCEPT UPON LIQUIDATION OF A FUND, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit to have such Shares redeemed by a Fund. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

Fund Securities. The redemption proceeds for a Creation Unit generally consist of a portfolio of securities (the “Fund Securities”), plus or minus an amount of cash denominated in U.S. dollars (the “Cash Redemption Amount”), representing an amount equal to the difference between the NAV of the Shares being redeemed, as next determined after receipt of a request in proper form, and the total aggregate market value of the Fund Securities, less any applicable administrative or other transaction fees, as discussed above. The Cash Redemption Amount is calculated in the same manner as the Balancing Amount. To the extent that the Fund Securities have a value greater than the NAV of the Shares being redeemed, a Cash Redemption Amount payment equal to the differential is required to be paid by the redeeming shareholder.

On each Business Day, prior to the opening of regular trading on the Exchange (usually 9:30 a.m., Eastern Time), each Fund discloses the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day as well as the Cash Redemption Amount. The Fund Securities and corresponding Cash Redemption Amount are applicable to effect redemptions of Creation Units of a Fund until such time as the next-announced composition of the Fund Securities and Cash Redemption Amount is made available.

The Advisor expects that the Fund Securities should correspond pro rata, to the extent practicable, to the securities held by the Fund. However, Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units. The Trust also may provide such redeemer a Custom Order, which, as described above, is a portfolio of securities that differs from the exact composition of the published list of Fund Securities, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV. In addition, the Trust reserves the right to permit or require an amount of cash to be added, at its discretion, to the Cash Redemption Amount to replace one or more Fund Securities (see “Cash Redemptions” below).

Cash Redemptions. A Fund may pay out the proceeds of redemptions of Creation Units partially or principally for cash (or through any combination of cash and Fund Securities). In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment in an amount equal to the NAV of its Shares next determined after a redemption request is received (less any redemption transaction fees imposed, as specified above).

Redemptions of Shares will be subject to compliance with applicable federal and state securities laws and a Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participants that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144. The Authorized Participant may request the redeeming beneficial owner of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

Redemption Requests

Procedures for Redemption of Creation Units. Orders must be transmitted by an Authorized Participants, in such form and by such transmission method acceptable to the Transfer Agent or Distributor, pursuant to procedures set forth in the

Participant Agreement, and such procedures may change from time to time. Authorized Participants seeking to redeem Shares of Domestic Equity Funds may transfer Creation Units through the Clearing Process (see “Placing Redemption Requests Using the Clearing Process”) or outside the Clearing Process through the facilities of DTC (see “Placing Redemption Requests Outside the Clearing Process”). As noted above, the Clearing Process is not currently available for redemptions of Creation Units of International Equity Funds; accordingly, Authorized Participants seeking to redeem Shares of such funds must effect such transactions outside the Clearing Process.

All requests to redeem Creation Units, whether through the Clearing Process, or outside the Clearing Process through DTC or otherwise, must be received by the Distributor no later than the Order Cut-Off Time on the relevant Business Day. As with creation orders, requests for redemption of Custom Orders must be received by 3:00 p.m., Eastern time, and a fund, as set forth in the Participant Agreement, may have different Order Cut-Off Times for redemptions.

A redemption request will be considered to be in “proper form” if (i) a duly completed request form is received by the Distributor from the Authorized Participant on behalf of itself or another redeeming investor at the specified Order Cut-Off Time, and (ii) arrangements satisfactory to a Fund are in place for the Authorized Participant to transfer or cause to be transferred to the Fund the Creation Unit of such Fund being redeemed on or before contractual settlement of the redemption request. Special procedures are specific to Custom Orders, as set forth in the Participant Agreement.

As discussed herein, a redeeming investor will pay a transaction fee to offset a Fund’s trading costs, operational processing costs, brokerage commissions and other similar costs incurred in transferring the Fund Securities from its account to the account of the redeeming investor. An entity redeeming Shares in Creation Units outside the Clearing Process may be required to pay a higher transaction fee than would have been charged had the redemption been effected through the Clearing Process. A redeeming investor receiving cash in lieu of one or more Fund Securities may also be assessed a higher transaction fee on the cash in lieu portion. This higher transaction fee will be assessed in the same manner as the transaction fee incurred in purchasing Creation Units.

Placing Redemption Requests Using the Clearing Process. Requests to redeem Creation Units through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement, in such form and by such transmission method acceptable to the Transfer Agent or Distributor, pursuant to procedures set forth in the Participant Agreement.

Placing Redemption Requests Outside the Clearing Process. Orders to redeem Creation Units outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC Participant who wishes to place a redemption order outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption instead will be effected through a transfer of Fund Shares directly through DTC.

In the case of Shares of International Equity Funds, upon redemption of Creation Units and taking delivery of a Fund Securities into the account of the redeeming shareholder or an Authorized Participant acting on behalf of such investor, such person must maintain appropriate custody arrangements with a broker-dealer, bank or other custody provider in each jurisdiction in which any of such Fund Securities are customarily traded.

Acceptance of Redemption Requests. The Transfer Agent will deliver to the Authorized Participant a confirmation of acceptance of a request to redeem Shares in Creation Units within 15 minutes of the receipt of a submission received in proper form. A redemption order is deemed to be irrevocable upon the delivery of the confirmation of acceptance.

The right of redemption may be suspended or the date of payment postponed with respect to a Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the applicable Fund or determination of the NAV of the Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

Issuance of Fund Securities

To the extent contemplated by a Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit to be redeemed to the Distributor, on behalf of a Fund, by the closing time of the regular trading session on the Exchange on the date such redemption request is submitted, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing Shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash having a value at least equal to 105% of the value of the missing Shares. The Trust may use such collateral at any time to purchase the missing Shares and will subject the Authorized Participant to liability for any shortfall between the cost of a Fund acquiring such Shares and the value of the collateral, which may be sold by the Trust at such time, and in such manner, as the Trust may determine in its sole discretion.

Using the Clearing Process. An Authorized Participant that is a Participating Party is required to transfer to the Transfer Agent: (i) the requisite Shares, and (ii) the Cash Redemption Amount, if any, to the Transfer Agent by means of the Trust’s Clearing Process. In each case, the delivery must occur by the “regular way” settlement date (i.e., T+2). At that time, the Transfer Agent shall initiate procedures to transfer the requisite Fund Securities and the Cash Redemption Amount, if any, through the Clearing Process so as to be received no later than on the “regular way” settlement date (i.e., T+2).

Outside the Clearing Process—Domestic Equity Funds. An Authorized Participant that is a DTC Participant making a redemption request outside the Clearing Process is required to transfer to the Transfer Agent: (i) the requisite Shares through DTC, and (ii) the Cash Redemption Amount, if any, through the Federal Reserve Bank wire system. Such Shares and Cash Redemption Amount must be received by the Transfer Agent by 11:00 a.m., Eastern time on the Contractual Settlement Date. At that time, the Transfer Agent shall initiate procedures to transfer the requisite Fund Securities through DTC and the Cash Redemption Amount, if any, through the Federal Reserve Bank wire system so as to be received no later than T+2 (except as otherwise set forth in the Participant Agreement).

Outside the Clearing Process—International Equity Funds. A redeeming Authorized Participant must maintain appropriate securities broker-dealer, bank or other custody arrangements to which account such in-kind redemption proceeds will be delivered. If neither the redeeming beneficial owner nor the Authorized Participant acting on its behalf has appropriate arrangements to take delivery of the Fund Securities in the applicable jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities in such jurisdiction, the beneficial owner will be required to receive its redemption proceeds in cash.

Arrangements satisfactory to the Trust must be in place for the Authorized Participant to transfer Creation Units through DTC on or before the settlement date. At that time, the Transfer Agent shall initiate procedures to transfer the requisite Fund Securities through DTC and the global sub-custodian network and the Cash Redemption Amount, if any, through the Federal Reserve Bank wire system so as to be received generally no later than T+2.

Regular Holidays

Notwithstanding the foregoing, a Fund may effect deliveries of Creation Units and Fund Securities on a basis other than T+2 in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions on a T+2 basis is subject, among other things, to the condition that, in the time between the order date and the delivery date, there are no days that are holidays in an applicable foreign market. For every occurrence of one or more such intervening holidays that are not holidays observed in the U.S., the redemption settlement cycle will be extended by the number of such intervening holidays.

In addition, the proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays or changes in local securities delivery practices, and/or other unforeseeable closings in a foreign market due to emergencies also may prevent a Fund from delivering securities within the normal settlement period. However, in no case will the Fund take more than 15 days after the receipt of the redemption request to deliver such securities to an Authorized Participant.

LOCAL MARKET HOLIDAY SCHEDULES

The Trust generally intends to effect deliveries of portfolio securities on a basis of “T” plus two Business Days (i.e., days on which the Exchange is open) in the relevant foreign market of a Fund. The ability of the Trust to effect in-kind redemptions within two Business Days of receipt of a redemption request is subject, among other things, to the condition that, within the time period from the date of the request to the date of delivery of the securities, there are no days that are local market holidays on the relevant Business Days. For every occurrence of one or more intervening holidays in the local market that are not holidays observed in the United States, the redemption settlement cycle may be extended by the number of such intervening local holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within two Business Days.

The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with local market holiday schedules, may require a delivery process longer than the standard settlement period. In certain circumstances during the calendar year, the settlement period may be greater than seven calendar days. Such periods are listed in the table below, as are instances where more than seven days will be needed to deliver redemption proceeds. Since certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year may exceed the maximum number of days listed in the table below. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future and longer (worse) redemption periods are possible.

Listed below are the dates in calendar year 2020 in which the regular holidays in non-U.S. markets may impact Fund settlement. This list is based on information available to the Funds. The list may not be accurate or complete and is subject to change: [TBD]

DETERMINATION OF NET ASSET VALUE

NAV per Share for a Fund is computed by dividing the value of the net assets of the applicable Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining NAV. The NAV of each Fund is calculated by the Administrator and determined at the scheduled close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern Time) on each day that the NYSE is open, provided that fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time.

In calculating each Fund's NAV per Share, the Funds' investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer), (iii) based on the fair value as determined under the Fair Valuation Procedures adopted by the Board of Trustees, or (iv) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund's published NAV per share. The Funds may use various pricing services, or discontinue the use of any pricing service, as approved by the Board from time to time. A price from a pricing service based on its valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the Prospectus section titled "Dividends, Distributions and Taxes."

General Policies. Each Fund declares and pays dividends from net investment income, if any, at least annually. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but a Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments and other distributions are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust.

Each Fund makes additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the applicable Fund, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the

Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve a Fund's eligibility for treatment as a regulated investment company ("RIC") or to avoid imposition of income or excise taxes on undistributed income.

Dividend Reinvestment Service. The Trust will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Funds through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to determine the availability and description of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables to participate in the dividend reinvestment service and investors should obtain from their brokers the necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares issued by the Fund at NAV per Share. Distributions reinvested in additional Shares will nevertheless be taxable to Beneficial Owners acquiring such additional Shares to the same extent as if such distributions had been received in cash.

FEDERAL INCOME TAXES

The following is only a summary of certain U.S. federal income tax considerations generally affecting a Fund and its shareholders that supplements the discussion in the Prospectus and is not intended as a comprehensive explanation of the federal, state, local or foreign tax treatment of a Fund or its shareholders. The discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.

The following general discussion of certain U.S. federal income tax consequences is based on provisions of the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

The Tax Cuts and Jobs Act (the "Tax Act") made significant changes to the U.S. federal income tax rules for taxation of individuals and corporations, generally effective for taxable years beginning after December 31, 2017. Many of the changes applicable to individuals are temporary and only apply to taxable years beginning after December 31, 2017 and before January 1, 2026. The changes to the specific rules applicable to a RIC, such as the Funds, are minor. The Tax Act, however, made numerous other changes to the tax rules that may affect shareholders and the Funds. Shareholders are urged to consult their own tax advisors regarding how the Tax Act affects your investment in the Funds and the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, foreign or local taxes.

Taxation of the Funds. Each Fund will elect and intends to qualify each year to be treated as a separate RIC under the Code. As such, the Funds should not be subject to federal income taxes on their net investment income and capital gains, if any, to the extent that they timely distribute such income and capital gains to their shareholders. To qualify for treatment as a RIC, a Fund must distribute annually to its shareholders at least the sum of 90% of its net investment income (generally including the excess of net short-term capital gains over net long-term capital losses) and 90% of its net tax-exempt interest income, if any (the "Distribution Test") and must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the applicable Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or foreign currencies and net income derived from interests in qualified publicly traded partnerships (the "Income Test"); and (ii) at the end of each quarter of the Funds' taxable year, the Funds' assets must be diversified so that (a) at least 50% of the value of the Funds' total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the Funds' total assets and to not more than 10% of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership, and (b) not more than 25% of the value of its total assets is invested, including through corporations in which a Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RI Cs) of two or more issuers which the applicable Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the "Diversification Test").

To the extent a Fund makes investments that may generate income that does not meet the Income Test, including certain derivatives, a Fund will seek to restrict the resulting income from such investments so that a Fund's non-qualifying income does not exceed 10% of its gross income.

Although the Funds intend to distribute substantially all of their net investment income and may distribute their capital gains for any taxable year, the Funds will be subject to federal income taxation to the extent any such income or gains are not distributed. Each Fund is treated as a separate corporation for federal income tax purposes. A Fund therefore is considered a separate entity in determining its treatment under the rules for RICs described herein. The requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level.

If a Fund fails to satisfy the Income Test or the Diversification Test in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Diversification Test where a Fund corrects the failure within a specified period of time. To be eligible for the relief provisions with respect to a failure to meet the Diversification Test, a Fund may be required to dispose of certain assets. If these relief provisions were not available to a Fund and it were to fail to qualify for treatment as a RIC for a taxable year, all of its taxable income would be subject to tax at the regular corporate rate (which the Tax Act reduced to 21%) without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally would be taxable to the shareholders of the applicable Fund as ordinary income dividends, subject to the dividends received deduction for corporate shareholders and the lower tax rates on qualified dividend income received by non-corporate shareholders, subject to certain limitations. To requalify for treatment as a RIC in a subsequent taxable year, a Fund would be required to satisfy the RIC qualification requirements for that year and to distribute any earnings and profits from any year in which the applicable Fund failed to qualify for tax treatment as a RIC. If a Fund failed to qualify as a RIC for a period greater than two taxable years, it would generally be required to pay a Fund-level tax on certain net built in gains recognized on certain of its assets upon a disposition of such assets within five years of qualifying as a RIC in a subsequent year. The Board reserves the right not to maintain the qualification of a Fund for treatment as a RIC if it determines such course of action to be beneficial to shareholders. If a Fund determines that it will not qualify as a RIC, the applicable Fund will establish procedures to reflect the anticipated tax liability in the Fund’s NAV.

A Fund may elect to treat part or all of any "qualified late year loss" as if it had been incurred in the succeeding taxable year in determining the Funds' taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such "qualified late year loss" as if it had been incurred in the succeeding taxable year in characterizing a Fund's distributions for any calendar year. A "qualified late year loss" generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31st of the current taxable year (commonly referred to as "post-October losses") and certain other late-year losses.

Capital losses in excess of capital gains ("net capital losses") are not permitted to be deducted against a RIC's net investment income. Instead, for U.S. federal income tax purposes, potentially subject to certain limitations, a Fund may carry a net capital loss from any taxable year forward indefinitely to offset its capital gains, if any, in years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they will not result in U.S. federal income tax liability to the applicable Fund and may not be distributed as capital gains to its shareholders. Generally, a Fund may not carry forward any losses other than net capital losses. The carryover of capital losses may be limited under the general loss limitation rules if a Fund experiences an ownership change as defined in the Code.

A Fund will be subject to a nondeductible 4% federal excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year least 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for the one-year period ending on October 31st of that year, subject to an increase for any shortfall in the prior year's distribution. The Funds intend to declare and distribute dividends and distributions at the times necessary to avoid the excise tax, but cannot guarantee that all such tax liability will be eliminated.

If a Fund meets the Distribution Test but retains some or all of its income or gains, it will be subject to federal income tax to the extent any such income or gains are not distributed. A Fund may designate certain amounts retained as undistributed net capital gain in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amount so designated, (ii) will be entitled to credit their proportionate shares of the income tax paid by the Funds on that undistributed amount against their federal income tax liabilities and to claim refunds to the extent such credits exceed their tax liabilities, and (iii) will be entitled to increase their tax basis, for federal income tax purposes, in their Shares by an amount equal to the excess of the amount of undistributed net capital gain included in their respective income over their respective income tax credits.

Taxation of Shareholders - Distributions. Each Fund intends to distribute at least annually to its shareholders substantially all of its investment company taxable income (computed without regard to the deduction for dividends paid), its net tax-exempt income, if any, and any net capital gain (net recognized long-term capital gains in excess of net recognized short-term capital losses, taking into account any capital loss carryforwards). The distribution of investment company taxable income (as so computed) and net realized capital gain will be taxable to Fund shareholders regardless of whether the shareholder receives these distributions in cash or reinvests them in additional Shares.

Each Fund (or your broker) will report to shareholders annually the amounts of dividends paid from ordinary income, the amount of distributions of net capital gain, the portion of dividends which may qualify for the dividends received deduction for corporations, and the portion of dividends which may qualify for treatment as qualified dividend income, which is taxable to non-corporate shareholders at rates of up to 20%.

Distributions from a Funds' net capital gain will be taxable to shareholders at long-term capital gains rates, regardless of how long shareholders have held their Shares.

Qualified dividend income includes, in general, subject to certain holding period and other requirements, dividend income from taxable domestic corporations and certain foreign corporations. Subject to certain limitations, eligible foreign corporations include those incorporated in possessions of the United States, those incorporated in certain countries with comprehensive tax treaties with the United States, and other foreign corporations if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the United States. Dividends received by a Fund from an ETF or an underlying fund taxable as a RIC or from a REIT may be treated as qualified dividend income generally only to the extent so reported by such ETF, underlying fund or REIT. If 95% or more of a Fund's gross income (calculated without taking into account net capital gain derived from sales or other dispositions of stock or securities) consists of qualified dividend income, the Funds may report all distributions of such income as qualified dividend income.

Fund dividends will not be treated as qualified dividend income if a Fund does not meet holding period and other requirements with respect to dividend paying stocks in its portfolio, and the shareholder does not meet holding period and other requirements with respect to the Shares on which the dividends were paid. Distributions by a Fund of its net short-term capital gains will be taxable as ordinary income. Distributions from a Fund's net capital gain will be taxable to shareholders at long-term capital gains rates, regardless of how long shareholders have held their Shares. Distributions may be subject to state and local taxes.

In the case of corporate shareholders, certain dividends received by a Fund from U.S. corporations (generally, dividends received by the Fund in respect of any share of stock (1) with a tax holding period of at least 46 days during the 91-day period beginning on the date that Creation Units held for six months or less may be treated as long-term capital loss to the extent of any amounts treated as distributions to the applicable Authorized Participant of long-term capital gain with respect to the Creation Units (including any amounts credited to the Authorized Participant as undistributed capital gains).

The Trust, on behalf of the Funds, has the right to reject an order for Creation Units if the purchaser (or a group of purchasers) would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares and if, pursuant to Section 351 of the Code, a Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require the provision of information necessary to determine beneficial Share ownership for purposes of the 80% determination. If a Fund does issue Creation Units to a purchaser (or a group of purchasers) that would, upon obtaining the Creation Units ordered, own 80% or more of the outstanding Shares, the purchaser (or a group of purchasers) will not recognize gain or loss upon the exchange of securities for Creation Units.

Persons purchasing or redeeming Creation Units should consult their own tax advisers with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rule applies and when a loss may be deductible.

Taxation of Fund Investments. Certain of a Fund's investments may be subject to complex provisions of the Code (including provisions relating to hedging transactions, straddles, integrated transactions, foreign currency contracts, forward foreign currency contracts, and notional principal contracts) that, among other things, may affect a Fund's ability to qualify as a RIC, may affect the character of gains and losses realized by the Fund (e.g., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require a Fund to mark to market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause a Fund to recognize income without a Fund receiving cash with which to make distributions to enable a Fund to satisfy the RIC distribution requirements for avoiding income and excise taxes. Each Fund intends to monitor its transactions, intends to make appropriate tax elections, and intends to make appropriate entries in its books and records in order to mitigate the effect of these rules and preserve a Fund's qualification for treatment as a RIC. To the extent a Fund invests in an underlying fund that is taxable as a RIC, the rules applicable to the tax treatment of complex securities will also apply to the underlying funds that also invest in such complex securities and investments.

Each Fund is required for federal income tax purposes to mark to market and recognize as income for each taxable year its net unrealized gains and losses on certain futures and options contracts subject to section 1256 of the Code ("Section 1256 Contracts") as of the end of the year as well as those actually realized during the year. Gain or loss from Section 1256 Contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on 1256 Contracts to the extent of any unrecognized gains on offsetting positions held by a Fund. These provisions may also require a Fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out), which may cause a Fund to recognize income without receiving cash with which to make distributions necessary to satisfy the distribution requirement and for avoiding the excise tax discussed above. Accordingly, to avoid certain income and excise taxes, a Fund may be required to liquidate its investments at a time when the investment adviser might not otherwise have chosen to do so.

Foreign Investments. Dividends and interest received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes. Each Fund does not expect to satisfy the requirements for passing through to its shareholders any share of foreign taxes paid by a Fund, with the result that shareholders will not include such taxes in their gross incomes and will not be entitled to a tax deduction or credit for such taxes on their own tax returns.

If more than 50% of the value of a Fund's assets at the close of any taxable year consists of stock or securities of foreign corporations, which for this purpose may include obligations of foreign governmental issuers, a Fund may elect, for U.S. federal income tax purposes, to treat any foreign income or withholding taxes paid by a Fund as paid by its shareholders. For any year that the Funds are eligible for and makes such an election, shareholders of the Funds' will be required to include in income an amount equal to his or her allocable share of qualified foreign income taxes paid by a Fund, and shareholders will be entitled, subject to certain holding period requirements and other limitations, to credit their portions of these amounts against their U.S. federal income tax due, if any, or to deduct their portions from their U.S. taxable income, if any. No deductions for foreign taxes paid by a Fund may be claimed, however, by non-corporate shareholders who do not itemize deductions. No deduction for such taxes will be permitted to individuals in computing their alternative minimum tax liability. Foreign taxes paid by a Fund will reduce the return from a Fund's investments.

If a Fund holds shares in a "passive foreign investment company" ("PFIC"), it may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by a Fund to its shareholders. Additional charges in the nature of interest may be imposed on a Fund in respect of deferred taxes arising from such distributions or gains.

Each Fund may be eligible to treat a PFIC as a "qualified electing fund" (“QEF”) under the Code in which case, in lieu of the foregoing requirements, a Fund will be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to a Fund, and such amounts will be subject to the 90% and excise tax distribution requirements described above. In order to make this election, a Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Alternatively, a Fund may make a mark-to-market election that will result in such Fund being treated as if it had sold and repurchased its PFIC stock at the end of each year. In such case, a Fund would report any gains resulting from such deemed sales as ordinary income and would deduct any losses resulting from such deemed sales as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by a Fund and, once made, is effective for all subsequent taxable years, unless revoked with the consent of the IRS. By making the election, a Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. A Fund may have to distribute this excess income to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax. In order to distribute this income and avoid a tax at the fund level, a Fund might be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss. Amounts included in income each year by a Fund arising from a QEF election will be "qualifying income" under the Income Test (described above) even if not distributed to the Fund, if the Fund derives such income from its business of investing in stock, securities or currencies.

Backup Withholding. Each Fund will be required in certain cases to withhold (as "backup withholding") on amounts payable to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to backup withholding by the IRS for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to "backup withholding"; or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). The backup withholding rate is currently 24%. Backup withholding is not an additional tax; any amounts withheld may be credited against the Shareholder's ultimate U.S. tax liability. Backup withholding will not be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor permanent residents of the U.S.

Non-U.S. Shareholders. A non-U.S. investor in a Fund may be subject to U.S. withholding and estate tax and is encouraged to consult their tax advisors prior to investing in the Funds. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from taxable ordinary income. Each Fund may, under certain circumstances, report all or a portion of a dividend as an "interest-related dividend" or a "short-term capital gain dividend," which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of Shares generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year. Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from a Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

Unless certain non-U.S. entities that hold Shares comply with IRS requirements that will generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% withholding tax may apply to a Fund’s distributions payable to such entities. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of the agreement.

For foreign shareholders to qualify for an exemption from backup withholding, described above, the foreign shareholder must comply with special certification and filing requirements. Foreign shareholders in a Fund should consult their tax advisors in this regard.

Tax-Exempt Shareholders. Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401 (k) plans, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income ("UBTI"). Under the Tax Act, tax-exempt entities are not permitted to offset losses from one unrelated trade or business against the income or gain of another unrelated trade or business. Certain net losses incurred prior to January 1, 2018 are permitted to offset gain and income created by an unrelated trade or business, if otherwise available. Under current law, each Fund generally serves to block UBTI from being realized by its tax-exempt Shareholders with respect to their shares of a Fund's income. However, notwithstanding the foregoing, tax-exempt Shareholders could realize UBTI by virtue of their investment in a Fund if, for example, (i) the Funds invest in residual interests of Real Estate Mortgage Investment Conduits ("REMICs"), (ii) the Funds invest in a REIT that is a taxable mortgage pool ("TMP") or that has a subsidiary that is a TMP or that invests in the residual interest of a REMIC, or (iii) Shares constitute debt-financed property in the hands of the tax-exempt shareholders within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisers. The IRS has issued guidance with respect to these issues and prospective Shareholders, especially charitable remainder trusts, are strongly encouraged to consult with their tax advisers regarding these issues.

Certain Potential Tax Reporting Requirements. Under IRS regulations, if a shareholder recognizes a loss on disposition of Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Significant penalties may be imposed for the failure to comply with the reporting requirements. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Other Issues. In those states which have income tax laws, the tax treatment of a Fund and of Fund Shareholders with respect to distributions by each Fund may differ from federal tax treatment.

BROKERAGE COMMISSIONS

The Funds are new and had not paid any brokerage commissions as of the date of this SAI.

DETERMINATION OF SHARE PRICE

The price of Fund shares is based on a Fund’s net asset value per share (“NAV”). The NAV is determined at the close of trading of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time except for the following days on which the share price of the Fund is not calculated: Saturdays and Sundays; U.S. national holidays including New Years’ Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. For a description of the methods used to determine the NAV, see “Calculating the Share Price” in the Prospectus and Determination Of Net Asset Value above.

FINANCIAL STATEMENTS

Financial Statements and Annual Reports will be available after the Funds have completed a fiscal year of operations. When available, you may request a copy of a Funds' Annual Report at no charge by calling 1______________ or through the Funds' website at www.Uncommon ETFs.com.

Appendix A

Uncommon Investment Advisors LLC Proxy Voting Policy and Procedures (To be filed by amendment.)

Appendix B

Explanation of Indexes

Appendix B

DESCRIPTION OF INDEXES

The MSCI ACWI ex USA Index captures large and mid cap representation across 22 of 23 Developed Markets (DM) countries(excluding the United States) and 26 Emerging Markets (EM) countries*. With 2,368 constituents as of August 31, 2020, the index covers approximately 85% of the global equity opportunity set outside the United States.

* DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK.

EM countries include: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

The MSCI World Developed Index captures large and mid cap representation across 23 Developed Markets (DM) countries*. With 1,601 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country.

* DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the UK and the US.

S&P 500 Index is a free float, adjusted market capitalization index consisting of 500 stocks and is a widely recognized common measure of the performance of the overall U.S. stock market.

PART C OTHER INFORMATION

Item 28. Financial Statements and Exhibits.

(a)	Articles of Incorporation. Copy of Registrant’s Agreement and Declaration of Trust is filed herewith.
(b)	By-Laws. Copy of Registrant’s Amended and Restated By-Laws are filed herewith.
(c)	Instruments Defining Rights of Security Holder. None other than in the Declaration of Trust and By-Laws of the Registrant. None.
(d)	Investment Advisory Contracts. Investment Advisory Agreement and Sub-Investment Advisory Agreement to be filed by amendment.
(e)	Underwriting Contracts. Distribution Agreement to be filed by amendment.
(f)	Bonus or Profit Sharing Contracts. None.
(g)	Custodial Agreement. To be filed by amendment.
(h)	Other Material Contracts.
(h.1)	Transfer Agent Agreement. Transfer Agent Agreement to be filed by amendment.
(h.2)	Fund Accounting Agent and Administration Agreement. Fund Accounting Agent and Administration Agreement to be filed by amendment.
(i)	Legal Opinion and Consent. Legal Opinion and Consent to be filed by amendment.
(j)	Other Opinions. Auditor’s consent to be filed by amendment.
(k)	Omitted Financial Statements. None.
(l)	Initial Capital Agreements. Subscription Agreement between the Trust and the Initial Investor to be filed by amendment.
(m)	Rule 12b-1 Plan. Not Applicable.
(n)	Rule 18f-3 Plan. Not Applicable.
(o)	Reserved.
(p)	Code of Ethics.
(p.1)	Code of Ethics of Uncommon Investment Advisors LLC to be filed by amendment.
(p.2)	Code of Ethics of Investment Research Partners LLC to be filed by amendment.
(p.3)	Code of Ethics of Portfolio Design Advisors to be filed by amendment.
(p.4)	Code of Ethics of Promethos Capital, LLC to be filed by amendment.
(q)	Powers of Attorney. To be filed by amendment.

Item 29. Control Persons. None.

Item 30. Indemnification.

Reference is made to Article VII of the Registrant’s Declaration of Trust which is included. The application of these provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue. The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its Advisors, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 31. Activities of Investment Advisor.

Uncommon Investment Advisors LLC 75 Virginia Road, 2nd Floor, Suite V1 North White Plains, NY 10603, is registered as an investment advisor. Additional information about the Advisor and its officers is incorporated by reference to the Statement of Additional Information filed herewith, and the Advisor’s Form ADV, SEC file number 801-115214. The Advisor has not engaged in another business of a substantial nature during the last two years. Information about the officers or directors of the Advisor is included in the Advisor’s Form ADV, SEC file number 801-115214.

Item 32. Principal Underwriter.

Northern Lights Distributors, LLC is underwriter and distributor for Registrant. As such, the Underwriter offers shares of the Funds only upon orders received therefor. The Funds continuously offers shares. The Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority or "FINRA". The Underwriter is an indirect, wholly-owned subsidiary of The Ultimus Group, LLC

(a)

Underwriter also serves as underwriter or distributor for the following investment companies which are not affiliated with Registrant: AdvisorOne Funds, Arrow ETF Trust, Arrow Investments Trust (ETFs only), Centerstone Investors Trust, Copeland Trust, Miller Investment Trust, Mutual Fund Series Trust, Mutual Fund and Variable Insurance Trust, North Country Funds, Northern Lights Fund Trust, Northern Lights Fund Trust II, Northern Lights Fund Trust III, Northern Lights Fund Trust IV, Northern Lights Variable Trust, OCM Mutual Fund, PREDEX, The Saratoga Advantage Trust, Tributary Funds, Inc., Two Roads Shared Trust and Unified Series Trust

(b)	The Directors/Managers and Officers of the Underwriter are as follows:
Name	Positions and Offices with Underwriter	Positions and Offices with the Trust
William J. Strait	President, Secretary, General Counsel and Manager	None
David James	Manager	None
Mike Nielsen	Chief Compliance Officer and AML Compliance Officer	None
Stephen Preston	Financial Operations Principal	None
Melvin Van Cleave	Chief Information Securities Officer	None

Item 33. Location of Accounts and Records.

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant the offices of:

(a)	Uncommon Investment Advisors LLC, 75 Virginia Road, 2nd Floor, North White Plains, NY 10603 (records of investment advisor)
(b)	(1) Investment Research Partners LLC, 801-1 Pike St, Lemont, PA 16851 (records as investment sub-advisor)
(2) Portfolio Design Advisors, Inc., 9055 East Mineral Circle, Suite 100, Centennial, CO 80112 (records as investment sub-advisor)
(3) Promethos Capital, LLC, 75 Virginia Road, 2nd Floor, Suite V1, North White Plains, NY 10603 and 175 Federal Street, Boston MA 02110 (records as investment sub-advisor)
(c)	Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246 (records as administrator)

(d)	Brown Brothers Harriman & Co., 50 Post Office Square, Boston, Massachusetts 02110 (records as custodian and transfer agent)
(e)	Northern Lights Distributors, LLC, 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022 (records as distributor)

Item 34. Management Services. Not applicable.

Item 35. Undertakings.

The Registrant undertakes to file an amendment to the registration statement with certified financial statements showing the initial capital received before accepting subscriptions from more than 25 persons.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, New York State, on the 15th day of October 2020.

Uncommon Investment Funds Trust

By: /s/ John J. Pileggi

John J. Pileggi, Trustee

Signature	Title	Date

/s/ John J. Pileggi	Trustee	October 15, 2020

Exhibit Index

1.	Articles of Incorporation. Amended and Restated Declaration of Trust of Registrant. Ex. 99.28.a

2.	By-Laws. Amended and Restated By-Laws of Registrant. Ex. 99.28.b